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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)

                    151 Detroit Street, Denver, Colorado  80206
(Address of principal executive offices)                (Zip code)

      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     Name and address of agent for service)


Registrant's telephone number, including area code:     303-333-3863

Date of fiscal year end:    10/31

Date of reporting period:    7/31/04

Item 1. Schedule of Investments.
---------------------------------

JANUS BALANCED FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                                                    Market Value
-----------------------------------------------------------------------------------------------------------
Common Stock - 48.3%
Applications Software - 1.1%
   1,278,260   Microsoft Corp.                                                               $   36,379,280
Beverages - Non-Alcoholic - 0.7%
     440,835   PepsiCo, Inc.                                                                     22,041,750
Brewery - 0.6%
     356,930   Anheuser-Busch Companies, Inc.                                                    18,524,667
Broadcast Services and Programming - 0.1%
     548,140   Liberty Media Corp. - Class A                                                      4,648,227
Building Products - Air and Heating - 0.7%
     592,880   American Standard Companies, Inc.                                                 22,464,223
Cable Television - 0.0%
      27,407   Liberty Media International, Inc. - Class A                                          854,550
Chemicals - Specialty - 0.6%
     164,889   Syngenta A.G.                                                                     13,629,587
     292,395   Syngenta A.G. (ADR)#                                                               4,853,757
                                                                                                 18,483,344
Computers - 1.5%
     294,710   Dell, Inc.                                                                        10,453,364
     433,020   IBM Corp.                                                                         37,703,051
                                                                                                 48,156,415
Computers - Peripheral Equipment - 0.7%
     257,955   Lexmark International Group, Inc. - Class A                                       22,829,018
Cosmetics and Toiletries - 1.3%
     793,150   Procter & Gamble Co.                                                              41,362,773
Data Processing and Management - 0.6%
     445,080   Automatic Data Processing, Inc.                                                   18,684,458
Diversified Operations - 7.4%
     508,010   3M Co.                                                                            41,839,704
   1,508,285   General Electric Co.                                                              50,150,476
     925,070   Honeywell International, Inc.                                                     34,791,883
     383,985   Louis Vuitton Moet Hennessy S.A.**,#                                              26,212,317
   2,736,825   Tyco International, Ltd. (New York Shares)                                        84,841,575
                                                                                                237,835,955
E-Commerce/Products - 0.3%
     258,495   Amazon.com, Inc.#                                                                 10,060,625
E-Commerce/Services - 0.2%
      98,765   eBay, Inc.                                                                         7,736,262
Electric Products - Miscellaneous - 0.7%
      63,690   Samsung Electronics Company, Ltd.**                                               22,709,474
Electronic Components - Semiconductors - 1.2%
   1,793,075   Texas Instruments, Inc.                                                           38,246,290
Entertainment Software - 0.6%
     382,025   Electronic Arts, Inc.                                                             19,150,913
Finance - Credit Card - 0.4%
     266,900   American Express Co.#                                                             13,411,725
Finance - Investment Bankers/Brokers - 3.0%
     833,417   Citigroup, Inc.                                                                   36,745,356
     201,775   Goldman Sachs Group, Inc.                                                         17,794,537
   1,101,125   JPMorgan Chase & Co.                                                              41,104,996
                                                                                                 95,644,889
Finance - Mortgage Loan Banker - 2.5%
     335,955   Countrywide Financial Corp.                                                       24,222,356
     859,090   Freddie Mac                                                                       55,248,077
                                                                                                 79,470,433
Hotels and Motels - 2.6%
   1,059,395   Marriott International, Inc. - Class A#                                           51,698,476
     758,270   Starwood Hotels & Resorts Worldwide, Inc.#                                        34,122,150
                                                                                                 85,820,626
Medical - Drugs - 4.1%
     129,362   Novartis A.G.                                                                      5,788,857
   1,227,455   Pfizer, Inc.                                                                      39,229,462
     701,251   Roche Holding A.G.                                                                69,338,532
      12,355   Roche Holding A.G. (ADR)#                                                          1,226,852
     189,263   Sanofi-Aventis**,#                                                                12,555,251
                                                                                                128,138,954
Medical - HMO - 1.4%
     448,295   Aetna, Inc.                                                                       38,463,711
     126,250   UnitedHealth Group, Inc.#                                                          7,941,125
                                                                                                 46,404,836
Multimedia - 2.2%
   4,326,900   Time Warner, Inc.                                                                 72,042,885
Networking Products - 1.0%
   1,600,125   Cisco Systems, Inc.                                                               33,378,608
Oil Companies - Integrated - 2.6%
     285,095   BP PLC (ADR)**,#                                                                  16,067,954
     974,645   Exxon Mobil Corp.                                                                 45,126,064
     119,778   Total S.A. - Class B**                                                            23,260,525
                                                                                                 84,454,543
Pharmacy Services - 0.7%
     760,430   Caremark Rx, Inc.                                                                 23,193,115
Publishing - Newspapers - 0.7%
     265,685   Gannett Company, Inc.                                                             22,089,051
Reinsurance - 1.0%
      11,602   Berkshire Hathaway, Inc. - Class B*,#                                             33,576,188
Retail - Consumer Electronics - 0.8%
     548,840   Best Buy Company, Inc.                                                            26,432,134
Retail - Discount - 0.4%
     332,120   Target Corp.                                                                      14,480,432
Semiconductor Components/Integrated Circuits - 0.5%
     178,410   Linear Technology Corp.                                                            6,975,831
     198,560   Maxim Integrated Products, Inc.                                                    9,550,736
                                                                                                 16,526,567
Soap and Cleaning Preparations - 1.1%
   1,254,099   Reckitt Benckiser PLC**                                                           34,298,890
Super-Regional Banks - 0.8%
     317,330   Bank of America Corp.                                                             26,976,223
Transportation - Railroad - 1.1%
     799,302   Canadian National Railway Co. (New York Shares)                                   35,992,569
Transportation - Services - 0.6%
     240,150   FedEx Corp.                                                                       19,663,482
Web Portals/Internet Service Providers - 1.2%
   1,247,340   Yahoo!, Inc.#                                                                     38,418,072
Wireless Equipment - 1.3%
   2,711,110   Motorola, Inc.                                                                    43,187,982
-----------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,359,283,353)                                                      1,563,770,428
-----------------------------------------------------------------------------------------------------------
Corporate Bonds - 20.6%
Aerospace and Defense - 0.5%
   5,555,000   Lockheed Martin Corp., 8.20% notes, due 12/1/09                                    6,535,096
   9,430,000   Lockheed Martin Corp., 7.65% company guaranteed notes, due 5/1/16                 11,060,221
                                                                                                 17,595,317
Automotive - Truck Parts and Equipment - Original - 1.3%
   6,555,000   Delphi Corp., 6.55% notes, due 6/15/06                                             6,875,094
  16,789,000   Lear Corp., 7.96% company guaranteed notes, due 5/15/05                           17,472,865
   4,805,000   Lear Corp., 5.75%, company guaranteed notes, due 8/1/14 (144A)                     4,837,669
  12,793,000   Tenneco Automotive, Inc., 11.625% company guaranteed notes, due 10/15/09          13,720,493
                                                                                                 42,906,121
Beverages - Non-Alcoholic - 0.6%
   8,820,000   Coca-Cola Enterprises, Inc., 5.375% notes, due 8/15/06                             9,212,825
   5,850,000   Coca-Cola Enterprises, Inc., 4.375% notes, due 9/15/09                             5,885,948
   3,500,000   Coca-Cola Enterprises, Inc., 6.125% notes, due 8/15/11                             3,789,436
                                                                                                 18,888,209
Brewery - 1.2%
   6,255,000   Anheuser-Busch Companies, Inc., 5.65% notes, due 9/15/08                           6,603,760
   1,610,000   Anheuser-Busch Companies, Inc., 5.75% notes, due 4/1/10                            1,721,001
   5,885,000   Anheuser-Busch Companies, Inc., 6.00% senior notes, due 4/15/11                    6,357,777
   5,050,000   Anheuser-Busch Companies, Inc., 7.55% debentures, due 10/1/30                      6,114,409
   5,300,000   Anheuser-Busch Companies, Inc., 6.80% debentures, due 1/15/31                      5,896,292
   8,530,000   Miller Brewing Co., 4.25% notes, due 8/15/08 (144A)                                8,545,559
   4,615,000   Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                4,677,164
                                                                                                 39,915,962
Broadcast Services and Programming - 0.4%
   5,025,000   Clear Channel Communications, Inc., 6.00% senior notes, due 11/1/06                5,278,627
   7,920,000   Clear Channel Communications, Inc., 4.625% senior notes, due 1/15/08               7,998,693
                                                                                                 13,277,320
Cable Television - 0.9%
   6,574,000   Comcast Cable Communications, Inc., 6.75% senior notes, due 1/30/11                7,160,776
   2,155,000   Comcast Corp., 6.50% company guaranteed notes, due 1/15/15                         2,267,385
   7,506,000   Echostar DBS Corp., 5.75% senior notes, due 10/1/08                                7,449,705
   7,122,000   TCI Communications, Inc., 6.875% senior notes, due 2/15/06                         7,515,355
   3,358,000   TCI Communications, Inc., 7.875% debentures, due 8/1/13                            3,861,166
                                                                                                 28,254,387
Casino Hotels - 0.3%
   8,195,000   Mandalay Resort Group, 6.50% senior notes, due 7/31/09                             8,379,388
Cellular Telecommunications - 0.1%
   3,772,000   AT&T Wireless Services, Inc., 7.35% senior notes, due 3/1/06                       4,019,326
Chemicals - Specialty - 0.4%
  11,485,000   International Flavors & Fragrances, Inc., 6.45% notes, due 5/15/06                12,127,689
Commercial Banks - 0.2%
   6,255,000   First Bank National Association, 5.70% subordinated notes, due 12/15/08            6,645,024
Computers - 0.3%
   9,262,000   Hewlett-Packard Co., 3.625% notes, due 3/15/08                                     9,200,547
Containers - Metal and Glass - 0.4%
   2,305,000   Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due
               2/15/09                                                                            2,506,688
   6,150,000   Owens-Illinois, Inc., 7.15% senior notes, due 5/15/05                              6,303,750
   2,880,000   Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                              2,937,600
                                                                                                 11,748,038
Containers - Paper and Plastic - 0.4%
   8,890,000   Sealed Air Corp., 5.625% notes, due 7/15/13 (144A)                                 8,855,738
   2,810,000   Sealed Air Corp., 6.875% bonds, due 7/15/33 (144A)                                 2,868,721
                                                                                                 11,724,459
Diversified Financial Services - 1.0%
  11,075,000   General Electric Capital Corp., 2.85% notes, due 1/30/06                          11,101,944
   9,880,000   General Electric Capital Corp., 5.35% notes, due 3/30/06                          10,273,234
   9,245,000   General Electric Capital Corp., 6.75% notes, due 3/15/32                          10,094,375
                                                                                                 31,469,553
Diversified Operations - 2.2%
   8,335,000   Honeywell International, Inc., 5.125% notes, due 11/1/06                           8,679,544
   5,340,000   Honeywell International, Inc., 6.125% bonds, due 11/1/11                           5,760,482
   9,465,000   Tyco International Group S.A., 5.875% company guaranteed notes, due 11/1/04**      9,548,604
  16,190,000   Tyco International Group S.A., 6.375% company guaranteed notes, due 2/15/06**     16,994,497
  11,570,000   Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**    12,432,567
  14,535,000   Tyco International Group S.A., 6.00% company guaranteed notes, due 11/15/13**     15,120,586
                                                                                                 68,536,280
E-Commerce/Products - 0.1%
   4,275,000   Amazon.com, Inc., 4.75% convertible subordinated debentures, due 2/1/09            4,237,594
Electric - Integrated - 0.9%
   1,900,000   American Electric Power Company, Inc., 5.375% senior notes, due 3/15/10            1,959,512
   7,560,000   CMS Energy Corp., 9.875% senior notes, due 10/15/07                                8,316,000
   5,735,000   CMS Energy Corp., 7.50% senior notes, due 1/15/09                                  5,849,700
   9,070,000   MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                   8,763,270
     770,000   Pacific Gas and Electric Co., 3.60% first mortgage notes, due 3/1/09                 749,339
   2,640,000   Pacific Gas and Electric Co., 4.20% first mortgage notes, due 3/1/11               2,548,756
                                                                                                 28,186,577
Electronic Components - Semiconductors - 0.5%
   3,460,000   Freescale Semiconductor, Inc., 4.38% senior notes, due 7/15/09 (144A)(omega)       3,542,175
   3,460,000   Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11 (144A)             3,485,950
   9,225,000   Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14 (144A)             9,363,375
                                                                                                 16,391,500
Finance - Auto Loans - 0.3%
   5,885,000   General Motors Acceptance Corp., 4.375% notes, due 12/10/07                        5,836,673
   5,335,000   General Motors Acceptance Corp., 6.875% notes, due 8/28/12                         5,431,035
                                                                                                 11,267,708
Finance - Consumer Loans - 0.2%
   7,315,000   Household Finance Corp., 4.75% notes, due 5/15/09                                  7,416,006
Finance - Credit Card - 0.1%
   3,940,000   American Express Co., 4.875% notes, due 7/15/13                                    3,863,560
Finance - Investment Bankers/Brokers - 0.9%
  12,355,000   Charles Schwab Corp., 8.05% senior notes, due 3/1/10                              14,142,274
   8,930,000   Citigroup, Inc., 7.25% subordinated notes, due 10/1/10                            10,149,901
   4,630,000   Citigroup, Inc., 6.625% subordinated notes, due 6/15/32                            4,869,968
                                                                                                 29,162,143
Finance - Mortgage Loan Banker - 0.3%
  10,975,000   Countrywide Financial Corp., 2.875% company guaranteed notes, due 2/15/07#        10,810,968
Food - Dairy Products - 0.3%
   9,204,000   Dean Foods Co., 6.625% senior notes, due 5/15/09                                   9,526,140
   1,703,000   Dean Foods Co., 6.90% senior notes, due 10/15/17                                   1,698,743
                                                                                                 11,224,883
Food - Diversified - 0.3%
   5,610,000   Kellogg Co., 2.875% senior notes, due 6/1/08                                       5,416,673
   2,455,000   Kellogg Co., 7.45% debentures, due 4/1/31                                          2,877,636
                                                                                                  8,294,309
Food - Retail - 0.1%
   2,775,000   Fred Meyer, Inc., 7.45% company guaranteed notes, due 3/1/08                       3,084,521
Food - Wholesale/Distribution - 0.1%
   4,385,000   Pepsi Bottling Holdings, Inc., 5.625% company guaranteed notes, due 2/17/09
               (144A)                                                                             4,651,713
Hotels and Motels - 0.1%
   3,050,000   John Q. Hamons Hotels, Inc., 8.875% first mortgage notes, due 5/15/12              3,358,813
Independent Power Producer - 0.3%
  10,105,000   Reliant Energy, Inc., 9.25% secured notes, due 7/15/10                            10,761,825
Insurance Brokers - 0.2%
   7,265,000   Marsh & McLennan Companies, Inc., 5.375% senior notes, due 3/15/07                 7,633,866
Investment Companies - 0.3%
   9,415,000   Credit Suisse First Boston USA, Inc., 3.875% notes, due 1/15/09                    9,244,485
Medical - HMO - 0.2%
   1,985,000   UnitedHealth Group, Inc., 7.50% notes, due 11/15/05                                2,099,757
   3,145,000   UnitedHealth Group, Inc., 5.20% notes, due 1/17/07                                 3,278,691
                                                                                                  5,378,448
Multi-Line Insurance - 0.3%
   8,995,000   AIG SunAmerica Global Financial IX, Inc., 5.10% notes, due 1/17/07 (144A)          9,331,710
Multimedia - 1.3%
   6,205,000   Historic TW, Inc., 9.15% debentures, due 2/1/23                                    7,738,001
  16,949,000   Time Warner, Inc., 5.625% company guaranteed notes, due 5/1/05                    17,327,250
  11,486,000   Time Warner, Inc., 6.15% company guaranteed notes, due 5/1/07                     12,186,003
   5,785,000   Time Warner, Inc., 7.70% company guaranteed notes, due 5/1/32                      6,426,047
                                                                                                 43,677,301
Music - 0.0%
   1,065,000   Warner Music Group, 7.375% senior subordinated notes, due 4/15/14 (144A)           1,017,075
Oil - Field Services - 0.1%
   2,857,000   Hanover Equipment Trust 2001A, 8.50% secured notes, due 9/1/08                     3,049,848
Paper and Related Products - 0.2%
   5,145,000   Georgia-Pacific Corp., 8.875% company guaranteed notes, due 2/1/10                 5,903,888
Pharmacy Services - 0.4%
  11,569,000   Medco Health Solutions, Inc., 7.25% senior notes, due 8/15/13                     12,473,696
Pipelines - 0.6%
  13,920,000   El Paso Corp., 7.00% senior notes, due 5/15/11                                    12,528,000
   5,725,000   Sonat, Inc., 6.875% notes, due 6/1/05                                              5,725,000
                                                                                                 18,253,000
Retail - Discount - 0.6%
  12,245,000   Wal-Mart Stores, Inc., 5.45% senior notes, due 8/1/06                             12,822,830
   7,180,000   Wal-Mart Stores, Inc., 6.875% senior notes, due 8/10/09                            8,039,295
                                                                                                 20,862,125
Retail - Major Department Stores - 0.1%
   3,075,000   May Department Stores Co., 4.80% notes, due 7/15/09 (144A)                         3,092,607
Specified Purpose Acquisition Company - 0.1%
   2,677,000   Gemstone Investor, Ltd., 7.71% company guaranteed notes, due 10/31/04 (144A)       2,697,078
Telecommunication Services - 0.3%
  10,315,000   Verizon Global Funding Corp., 4.00% notes, due 1/15/08                            10,370,608
Telephone - Integrated - 0.3%
  10,000,000   Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes,
               due 7/22/08**                                                                      9,899,890
Television - 0.4%
  11,305,000   British Sky Broadcasting Group PLC, 6.875% company guaranteed notes, due
               2/23/09**                                                                         12,393,491
Textile-Home Furnishings - 0.1%
   2,650,000   Mohawk Industries, Inc., 7.20% notes, due 4/15/12                                  2,964,168
Transportation - Railroad - 0.2%
   1,910,000   Canadian National Railway Co., 4.25% notes, due 8/1/09                             1,899,728
   3,840,000   Canadian National Railway Co., 6.25% bonds, due 8/1/34                             3,852,941
                                                                                                  5,752,669
Wireless Equipment - 0.2%
   6,875,000   American Tower Corp., 9.375% senior notes, due 2/1/09                              7,339,063
-----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $652,394,961)                                                       668,734,756
-----------------------------------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
       6,900   Ono Finance PLC - expires 5/31/09 (cost $0)*,**,(B)                                       83
-----------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 8.0%
  21,800,000   Fannie Mae, 2.00%, due 1/15/06#                                                   21,621,349
  26,718,000   Fannie Mae, 2.125%, due 4/15/06#                                                  26,454,372
  19,560,000   Fannie Mae, 5.50%, due 5/2/06#                                                    20,438,518
  10,250,000   Fannie Mae, 4.75%, due 1/2/07#                                                    10,603,615
  25,235,000   Fannie Mae, 5.00%, due 1/15/07                                                    26,346,096
  12,010,000   Fannie Mae, 3.25%, due 11/15/07#                                                  11,912,239
   4,840,000   Fannie Mae, 2.50%, due 6/15/08#                                                    4,620,787
   9,225,000   Fannie Mae, 5.25%, due 1/15/09#                                                    9,702,578
   1,650,000   Fannie Mae, 6.375%, due 6/15/09#                                                   1,816,731
   9,129,000   Fannie Mae, 6.25%, due 2/1/11#                                                     9,885,922
  17,433,000   Fannie Mae, 5.375%, due 11/15/11                                                  18,209,867
  11,700,000   Federal Home Loan Bank System, 2.25%, due 5/15/06#                                11,590,079
   9,550,000   Freddie Mac, 4.25%, due 6/15/05                                                    9,714,107
  26,460,000   Freddie Mac, 1.875%, due 2/15/06#                                                 26,153,911
  31,470,000   Freddie Mac, 2.375%, due 4/15/06#                                                 31,287,316
   5,010,000   Freddie Mac, 5.75%, due 4/15/08                                                    5,348,826
   2,155,000   Freddie Mac, 5.75%, due 3/15/09#                                                   2,312,658
   2,040,000   Freddie Mac, 7.00%, due 3/15/10                                                    2,316,510
   3,712,000   Freddie Mac, 5.875%, due 3/21/11#                                                  3,944,765
   5,901,000   Freddie Mac, 6.25%, due 7/15/32#                                                   6,334,529
-----------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $258,986,722)                                              260,614,775
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 7.7%
   5,760,000   U.S. Treasury Notes, 6.50%, due 5/15/05#                                           5,962,274
  12,343,000   U.S. Treasury Notes, 4.625%, due 5/15/06#                                         12,781,757
   5,740,000   U.S. Treasury Notes, 2.625%, due 5/31/06#                                          5,728,790
  21,045,000   U.S. Treasury Notes, 3.50%, due 11/15/06#                                         21,354,109
  20,435,000   U.S. Treasury Notes, 5.625%, due 5/15/08#                                         22,058,622
   9,058,000   U.S. Treasury Notes, 2.625%, due 5/15/08#                                          8,819,874
   7,070,000   U.S. Treasury Notes, 3.125%, due 4/15/09#                                          6,911,752
  18,802,000   U.S. Treasury Notes, 6.00%, due 8/15/09#                                          20,759,326
   4,960,000   U.S. Treasury Notes, 5.75%, due 8/15/10#                                           5,439,146
   3,940,000   U.S. Treasury Notes, 5.00%, due 8/15/11#                                           4,147,772
  18,175,000   U.S. Treasury Notes, 7.25%, due 5/15/16#                                          22,210,413
   3,542,000   U.S. Treasury Notes, 8.125%, due 8/15/19#                                          4,692,321
  15,655,000   U.S. Treasury Notes, 7.875%, due 2/15/21#                                         20,445,070
  13,744,000   U.S. Treasury Notes, 7.25%, due 8/15/22#                                          17,043,096
  20,217,000   U.S. Treasury Notes, 6.25%, due 8/15/23#                                          22,676,217
  16,627,000   U.S. Treasury Notes, 6.00%, due 2/15/26#                                          18,152,660
   8,736,000   U.S. Treasury Notes, 5.25%, due 2/15/29#                                           8,685,838
  11,139,000   U.S. Treasury Notes, 6.25%, due 5/15/30#                                          12,643,634
   8,760,000   U.S. Treasury Notes, 5.375%, due 2/15/31#                                          8,972,158
-----------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $248,095,613)                                                   249,484,829
-----------------------------------------------------------------------------------------------------------
Other Securities - 11.8%
 381,811,438   State Street Navigator Securities Lending
                Prime Portfolio+ (cost $381,811,438)                                            381,811,438
-----------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.6%
$117,000,000   UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $117,013,260
                collateralized by $660,513,815
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43; with a
                value of $119,340,227 (cost $117,000,000)                                       117,000,000
-----------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,017,572,087) - 100%                                         $3,241,416,309
-----------------------------------------------------------------------------------------------------------

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            July 31, 2004 (unaudited)

Country                                            Market Value  % of Investment
                                                                      Securities

Bermuda                                          $   84,841,575             2.6%
Canada                                               41,745,238             1.3
Cayman Islands                                        2,697,078             0.1
France                                               62,028,093             1.9
Germany                                               9,899,890             0.3
Luxembourg                                           54,096,254             1.7
South Korea                                          22,709,474             0.7
Switzerland                                          94,837,585             2.9
United Kingdom                                       62,760,418             1.9
United States++                                   2,805,800,704            86.6
                                                 --------------           -----
Total                                            $3,241,416,309           100.0%
                                                 ==============           =====

++Includes Short-Term Securities (71.2% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
Open at July 31, 2004

-----------------------------------------------------------------------------
CURRENCY SOLD AND               CURRENCY        CURRENCY         UNREALIZED
SETTLEMENT DATE                UNITS SOLD    VALUE IN $ U.S.     GAIN/(LOSS)
-----------------------------------------------------------------------------
British Pound 9/27/04            9,200,000     $16,636,966       $ (69,376)
-----------------------------------------------------------------------------
British Pound 11/19/04           3,800,000       6,840,960           23,892
-----------------------------------------------------------------------------
Euro 9/27/04                    23,200,000      27,906,001          279,795
-----------------------------------------------------------------------------
South Korean Won 11/12/04    6,200,000,000       5,269,719         (41,181)
-----------------------------------------------------------------------------
South Korean Won 11/15/04   16,700,000,000      14,192,232        (306,531)
-----------------------------------------------------------------------------
Total                                          $70,845,878       $(113,401)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                American Depositary Receipt
New York Shares    Securities of foreign companies trading on the New York Stock
                   Exchange
PLC                Public Limited Company
144A               Securities sold under Rule 144A of the
                   Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
*       Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega) Rate is subject to change. Rate shown reflects current rate.
(B)     Security is illiquid.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                                     Value as
                                            Acquisition    Acquisition                 % of
                                               Date           Cost        Value     Market Value
------------------------------------------------------------------------------------------------
Janus Balanced Fund
Ono Finance PLC - expires 5/31/09            10/27/99          --          $ 83         0.0%
------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2004. The issuer incurs all registration costs.

The interest rate for variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2004.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Balanced Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.


SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

------------------------------------------------------------
                                             Value at
Fund                                      July 31, 2004
------------------------------------------------------------
Janus Balanced Fund                        $373,339,231
------------------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

------------------------------------------------------------
                                       Cash Collateral at
Fund                                      July 31, 2004
------------------------------------------------------------
Janus Balanced Fund                       $381,811,438
------------------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. (**Only include this sentence for the RM Funds) Certain Funds may use options contracts to gain exposure to the stock market for the pending investment of cash balances or to meet liquidity needs.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------
 Federal Tax Cost         Unrealized          Unrealized     Net Appreciation/
                         Appreciation       (Depreciation)    (Depreciation)
-------------------------------------------------------------------------------
  $3,023,880,486         $278,748,407       $(61,212,584)       $217,535,823
-------------------------------------------------------------------------------


WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
--------------------------------------------------------------------------------

Common Stock - 93.1%
Agricultural Chemicals - 1.3%
      81,355   Potash Corporation of Saskatchewan, Inc.
                (New York Shares)                                $    7,866,215
Applications Software - 1.4%
     293,015   Microsoft Corp.                                        8,339,207
Audio and Video Products - 0.5%
      34,755   Harman International Industries, Inc.#                 2,979,546
Automotive - Truck Parts and Equipment - Original - 0.6%
      68,160   Lear Corp.*                                            3,757,661
Beverages - Non-Alcoholic - 0.7%
      81,585   PepsiCo, Inc.                                          4,079,250
Brewery - 0.8%
     100,480   Anheuser-Busch Companies, Inc.                         5,214,912
Broadcast Services and Programming - 0.5%
      29,875   Clear Channel Communications, Inc.                     1,066,538
     207,080   Liberty Media Corp. - Class A                          1,756,038
                                                                      2,822,576
Building Products - Air and Heating - 1.0%
     158,460   American Standard Companies, Inc.                      6,004,049
Cable Television - 0.1%
      10,354   Liberty Media International, Inc. - Class A              322,838
Cellular Telecommunications - 0.6%
     141,380   Western Wireless Corp. - Class A#                      3,731,018
Chemicals - Specialty - 1.3%
      15,029   Syngenta A.G.                                          1,242,285
     422,565   Syngenta A.G. (ADR)                                    7,014,579
                                                                      8,256,864
Computers - 2.4%
      83,665   Dell, Inc.                                             2,967,598
     137,790   IBM Corp.                                             11,997,375
                                                                     14,964,973
Computers - Peripheral Equipment - 1.1%
      72,970   Lexmark International Group, Inc. - Class A            6,457,845
Cosmetics and Toiletries - 2.2%
     254,400   Procter & Gamble Co.                                  13,266,960
Data Processing and Management - 0.7%
     106,310   Automatic Data Processing, Inc.                        4,462,894
Diversified Operations - 15.2%
     188,100   3M Co.                                                15,491,916
     612,985   General Electric Co.                                  20,381,751
     381,810   Honeywell International, Inc.                         14,359,874
     135,314   Louis Vuitton Moet Hennessy S.A.**                     9,237,062
     472,133   Smiths Group PLC**                                     6,267,403
     913,555   Tyco International, Ltd. (New York Shares)            28,320,205
                                                                     94,058,211
E-Commerce/Products - 0.3%
      52,800   Amazon.com, Inc.                                       2,054,976
E-Commerce/Services - 0.5%
      38,695   eBay, Inc.                                             3,030,979
Electric Products - Miscellaneous - 1.3%
      21,820   Samsung Electronics Company, Ltd.**                    7,780,197
Electronic Components - Semiconductors - 2.2%
     626,405   Texas Instruments, Inc.                               13,361,219
Entertainment Software - 0.8%
      97,685   Electronic Arts, Inc.                                  4,896,949
Finance - Credit Card - 0.5%
      59,690   American Express Co.                                   2,999,423
Finance - Investment Bankers/Brokers - 5.7%
     349,900   Citigroup, Inc.                                       15,427,090
      64,130   Goldman Sachs Group, Inc.                              5,655,625
     370,375   JPMorgan Chase & Co.                                  13,826,099
                                                                     34,908,814
Finance - Mortgage Loan Banker - 4.7%
     113,914   Countrywide Financial Corp.                            8,213,199
     320,890   Freddie Mac                                           20,636,436
                                                                     28,849,635
Financial Guarantee Insurance - 1.2%
     106,825   MGIC Investment Corp.                                  7,584,575
Hotels and Motels - 5.9%
      51,860   Four Seasons Hotels, Inc.                              3,147,383
     425,280   Marriott International, Inc. - Class A                20,753,663
     292,720   Starwood Hotels & Resorts Worldwide, Inc.             13,172,400
                                                                     37,073,446
Machinery - Construction and Mining - 1.0%
   1,023,000   Komatsu, Ltd.                                          6,030,335
Medical - Biomedical and Genetic - 0.5%
      63,375   Celgene Corp.#                                         3,379,789
Medical - Drugs - 5.9%
      22,820   Novartis A.G. (ADR)                                    1,019,141
     262,005   Pfizer, Inc.                                           8,373,680
     230,404   Roche Holding A.G.                                    22,781,965
      59,899   Sanofi-Aventis**,#                                     3,973,555
                                                                     36,148,341
Medical - HMO - 1.8%
     106,205   Aetna, Inc.                                            9,112,389
      34,175   UnitedHealth Group, Inc.                               2,149,608
                                                                     11,261,997
Multimedia - 3.8%
   1,385,400   Time Warner, Inc.                                     23,066,910
Networking Products - 2.0%
     581,840   Cisco Systems, Inc.                                   12,137,182
Oil Companies - Integrated - 4.7%
      87,000   BP PLC (ADR)**                                         4,903,320
     366,020   Exxon Mobil Corp.                                     16,946,726
      36,404   Total S.A. - Class B**                                 7,069,547
                                                                     28,919,593
Pharmacy Services - 1.5%
     307,970   Caremark Rx, Inc.                                      9,393,085
Pipelines - 0.2%
      33,614   Kinder Morgan Management LLC                           1,270,609
Publishing - Newspapers - 1.0%
      71,265   Gannett Company, Inc.                                  5,924,972
Reinsurance - 2.2%
       4,732   Berkshire Hathaway, Inc. - Class B*                   13,694,408
Retail - Consumer Electronics - 1.5%
     191,620   Best Buy Company, Inc.                                 9,228,419
Retail - Discount - 0.7%
     104,685   Target Corp.                                           4,564,266
Retail - Jewelry - 0.6%
     100,950   Tiffany & Co.#                                         3,608,963
Semiconductor Components/Integrated Circuits - 0.9%
      71,835   Linear Technology Corp.                                2,808,748
      52,465   Maxim Integrated Products, Inc.                        2,523,567
                                                                      5,332,315
Soap and Cleaning Preparations - 1.6%
     357,233   Reckitt Benckiser PLC**                                9,770,118
Super-Regional Banks - 1.5%
     109,360   Bank of America Corp.                                  9,296,694
Therapeutics - 0.6%
      80,580   Neurocrine Biosciences, Inc.                           3,752,611
Transportation - Railroad - 2.3%
     308,677   Canadian National Railway Co. (New York Shares)       13,899,725
Transportation - Services - 1.0%
      73,685   FedEx Corp.                                            6,033,328
Web Portals/Internet Service Providers - 1.9%
     376,480   Yahoo!, Inc.                                          11,595,584
Wireless Equipment - 2.4%
     925,770   Motorola, Inc.                                        14,747,516
--------------------------------------------------------------------------------
Total Common Stock (cost $490,253,125)                              572,181,992
--------------------------------------------------------------------------------
Preferred Stock - 0.5%
Automotive - Cars and Light Trucks - 0.5%
       5,076   Porsche A.G.** (cost $1,880,906)                       3,281,739
--------------------------------------------------------------------------------
Other Securities - 1.9%
  11,913,109   State Street Navigator Securities Lending
                 Prime Portfolio + (cost $11,913,109)                11,913,109
--------------------------------------------------------------------------------
Repurchase Agreement - 4.5%
 $27,400,000   UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $27,403,105
                collateralized by $154,684,432
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43; with a
                value of $27,948,053 (cost $27,400,000)
                                                                     27,400,000
--------------------------------------------------------------------------------
Total Investments (total cost $531,447,140) - 100%               $  614,776,840
--------------------------------------------------------------------------------


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                           Market Value  % of Investment
                                                                     Securities
Bermuda                                          $  28,320,205             4.6%
Canada                                              24,913,323             4.1
France                                              20,280,164             3.3
Germany                                              3,281,739             0.5
Japan                                                6,030,335             1.0
South Korea                                          7,780,197             1.3
Switzerland                                         32,057,970             5.2
United Kingdom                                      20,940,841             3.4
United States++                                    471,172,066            76.6
                                                 -------------           -----
Total                                            $ 614,776,840           100.0%
                                                 =============           =====

++Includes Short-Term Securities (70.2% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
   Open at July 31,2004


CURRENCY SOLD AND             CURRENCY UNITS   CURRENCY VALUE    UNREALIZED
SETTLEMENT DATE                   SOLD           IN $ U.S.      GAIN/(LOSS)
---------------------------------------------------------------------------
British Pound 9/27/04             1,800,000    $ 3,255,059      $ (46,344)

British Pound 11/19/04            3,275,000      5,895,828        (24,341)

Euro 9/27/04                      8,825,000     10,615,106        117,408

Korean Won 11/12/04           1,900,000,000      1,614,914        (12,620)

Korean Won 11/15/04           5,575,000,000      4,737,826       (102,330)
---------------------------------------------------------------------------
Total                                          $26,118,733      $ (68,227)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                American Depositary Receipt
New York Shares    Securities of foreign companies trading on the
                   New York Stock Exchange
PLC                Public Limited Company
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Core Equity Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.


SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

-----------------------------------------------------
                                      Value at
Fund                               July 31, 2004
-----------------------------------------------------
Janus Core Equity Fund              $11,575,869
-----------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

---------------------------------------------------
                              Cash Collateral at
Fund                            July 31, 2004
---------------------------------------------------
Janus Core Equity Fund           $11,913,109
---------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized    Net Appreciation/
                     Appreciation    (Depreciation)   (Depreciation)
----------------------------------------------------------------------
   $533,574,778       $96,548,340    $(15,346,278)     $81,202,062
----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS ENTERPRISE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                         Market Value
--------------------------------------------------------------------------------

Common Stock - 89.4%
Advertising Agencies - 0.6%
     798,290   Interpublic Group of Companies, Inc.              $   10,210,129
Advertising Sales - 2.7%
   1,219,925   Lamar Advertising Co.                                 49,053,184
Airlines - 0.7%
     393,923   Ryanair Holdings PLC (ADR)*,#                         12,333,729
Apparel Manufacturers - 0.5%
     226,725   Liz Claiborne, Inc.#                                   8,205,178
Applications Software - 0.2%
     208,300   Citrix Systems, Inc.*,#                                3,670,246
Athletic Footwear - 0.8%
      60,121   Puma A.G. Rudolf Dassler Sport                        14,172,517
Audio and Video Products - 1.5%
     325,690   Harman International Industries, Inc.#                27,921,404
Automotive - Truck Parts and Equipment - Original - 0.8%
     260,450   Lear Corp.*,#                                         14,358,609
Building - Residential and Commercial - 1.2%
      48,110   NVR, Inc.#                                            22,419,260
Building Products - Air and Heating - 1.0%
     460,590   American Standard Companies, Inc.                     17,451,755
Cable Television - 1.3%
     865,540   EchoStar Communications Corp. - Class A               23,992,769
Cellular Telecommunications - 0.9%
     971,150   Nextel Partners, Inc. - Class A#                      15,606,381
Commercial Banks - 0.4%
      49,640   M&T Bank Corp.                                         4,627,937
      72,840   UCBH Holdings, Inc.#                                   2,847,316
                                                                      7,475,253
Commercial Services - 0.1%
      83,302   Iron Mountain, Inc.                                    2,688,156
Commercial Services - Finance - 3.0%
     522,455   Jackson Hewitt Tax Service, Inc.*                      9,090,717
     282,718   Moody's Corp.#                                        19,253,096
     828,716   Paychex, Inc.                                         25,449,867
                                                                     53,793,680
Computer Services - 0.5%
     171,990   Affiliated Computer Services, Inc. - Class A*,#        8,926,281
Computers - 0.8%
     419,710   Apple Computer, Inc.                                  13,573,421
Computers - Integrated Systems - 0.2%
     139,927   National Instruments Corp. #                           4,064,879
Containers - Metal and Glass - 2.5%
     633,190   Ball Corp.                                            45,703,654
Cruise Lines - 0.3%
     105,960   Royal Caribbean Cruises, Ltd. (New York Shares)#       4,529,790
Disposable Medical Products - 0.8%
     275,445   C.R. Bard, Inc.#                                      15,204,564
Distribution/Wholesale - 0.3%
      83,065   CDW Corp.                                              5,341,080
Diversified Operations - 0.6%
     339,025   Pentair, Inc.                                         10,618,263
Diversified Operations - Commercial Services - 1.7%
   1,303,210   Cendant Corp.                                         29,817,445
E-Commerce/Services - 0.3%
      80,250   eBay, Inc.                                             6,285,983
Electric Products - Miscellaneous - 1.2%
     705,580   AMETEK, Inc.                                          21,760,087
Electronic Components - Miscellaneous - 0.8%
   1,182,580   Flextronics International, Ltd. (New York Shares)     14,865,031
Electronic Components - Semiconductors - 3.8%
   1,448,350   Advanced Micro Devices, Inc. #                        18,089,891
     248,630   Altera Corp.*                                          5,176,477
     665,380   ATI Technologies, Inc. (New York Shares)*,#           10,712,617
     186,785   International Rectifier Corp.*                         7,321,972
     572,945   Intersil Corp. - Class A#                             10,525,000
     364,685   LSI Logic Corp.*,#                                     1,856,247
      47,540   Microchip Technology, Inc.                             1,377,234
     799,085   National Semiconductor Corp.                          13,704,307
                                                                     68,763,745
Electronic Design Automation - 0.9%
     740,670   Cadence Design Systems, Inc. #                         9,976,825
     259,200   Synopsys, Inc.                                         6,555,168
                                                                     16,531,993
Enterprise Software/Services - 0.4%
     474,280   BMC Software, Inc.*                                    7,436,710
Entertainment Software - 0.5%
     181,835   Electronic Arts, Inc.                                  9,115,389
Fiduciary Banks - 2.6%
     515,797   Investors Financial Services Corp.#                   23,561,606
     568,350   Northern Trust Corp.                                  22,807,886
                                                                     46,369,492
Finance - Other Services - 0.5%
      74,910   Chicago Mercantile Exchange Holdings, Inc. #           9,401,205
Financial Guarantee Insurance - 1.1%
     281,415   MGIC Investment Corp.                                 19,980,465
Food - Dairy Products - 1.5%
     726,402   Dean Foods Co.*                                       26,862,346
Hospital Beds and Equipment - 0.5%
     213,950   Kinetic Concepts, Inc.                                 9,610,634
Hotels and Motels - 2.9%
     234,490   Marriott International, Inc. - Class A                11,443,112
     898,260   Starwood Hotels & Resorts Worldwide, Inc.             40,421,700
                                                                     51,864,812
Human Resources - 2.8%
     540,525   Manpower, Inc.                                        23,539,864
     980,995   Robert Half International, Inc.                       27,291,281
                                                                     50,831,145
Independent Power Producer - 0.9%
   1,627,525   Reliant Energy, Inc.#                                 16,079,947
Industrial Automation and Robotics - 0.3%
     164,585   Rockwell Automation, Inc.                              6,157,125
Internet Security - 0.6%
     511,180   Check Point Software Technologies, Ltd.
                (New York Shares)                                    10,167,370
Investment Management and Advisory Services - 1.6%
     616,820   T. Rowe Price Group, Inc.#                            28,509,420
Leisure and Recreation Products - 0.4%
     163,695   Brunswick Corp.                                        6,389,016
Medical - Biomedical and Genetic - 2.3%
     414,150   Celgene Corp. #                                       22,086,620
     384,380   Invitrogen Corp.#                                     20,172,262
                                                                     42,258,882
Medical - Drugs - 1.5%
     218,975   Elan Corporation PLC (ADR)#                            4,499,936
     119,655   Merck KGaA                                             6,710,246
     352,714   Pharmion Corp.                                        15,829,804
                                                                     27,039,986
Medical - Generic Drugs - 0.4%
     211,770   Barr Pharmaceuticals, Inc.*                            7,274,300
Medical - HMO - 0.9%
     300,352   Conventry Health Care, Inc.                           15,350,991
Medical Instruments - 3.4%
     970,425   Apogent Technologies, Inc.* ,#                        31,538,812
     431,770   St. Jude Medical, Inc.                                29,416,490
                                                                     60,955,302
Medical Products - 1.7%
     210,217   INAMED Corp.                                          11,389,557
     133,500   Synthes, Inc.                                         13,148,083
      93,540   Varian Medical Systems, Inc.                           6,455,195
                                                                     30,992,835
Miscellaneous Manufacturing - 1.0%
   8,504,360   FKI PLC                                               18,712,311
Multi-Line Insurance - 0.7%
     488,555   Assurant, Inc.                                        11,920,742
Office Furnishings - Original - 0.1%
      38,746   Herman Miller, Inc.#                                   1,038,393
Oil Companies - Exploration and Production - 3.8%
     552,980   EOG Resources, Inc.                                   35,141,878
     454,100   Murphy Oil Corp.                                      35,120,094
                                                                     70,261,972
Optical Supplies - 0.5%
     115,250   Alcon, Inc. (New York Shares)                          8,828,150
Pharmacy Services - 0.3%
     163,670   Omnicare, Inc.                                         4,626,951
Pipelines - 2.5%
     762,901   Kinder Morgan, Inc.                                   45,781,689
Property and Casualty Insurance - 1.0%
     434,015   W. R. Berkley Corp.                                   17,768,574
Publishing - Newspapers - 0.5%
     124,380   McClatchy Co. - Class A#                               8,576,001
Recreational Vehicles - 0.6%
     240,990   Polaris Industries, Inc.#                             11,519,322
Reinsurance - 2.5%
      15,508   Berkshire Hathaway, Inc. - Class B*                   44,880,152
Respiratory Products - 0.3%
      98,035   Respironics, Inc.                                      5,462,510
Retail - Auto Parts - 1.0%
     279,216   Advance Auto Parts, Inc.                              10,364,498
      90,965   AutoZone, Inc.                                         7,022,498
                                                                     17,386,996
Retail - Discount - 0.2%
     218,910   Fred's, Inc.                                           3,951,326
Retail - Office Supplies - 1.3%
     815,877   Staples, Inc.                                         23,562,528
Retail - Restaurants - 1.8%
     206,455   Outback Steakhouse, Inc.#                              8,384,138
     615,521   Yum! Brands, Inc.                                     23,629,851
                                                                     32,013,989
Schools - 3.8%
     372,333   Apollo Group, Inc. - Class A                          31,108,421
      90,535   Strayer Education, Inc.                                8,819,920
     337,020   University of Phoenix Online*                         29,041,013
                                                                     68,969,354
Semiconductor Components/Integrated Circuits - 1.8%
   1,358,230   Marvell Technology Group, Ltd.*                       31,538,101
Semiconductor Equipment - 1.5%
     345,175   KLA-Tencor Corp.*,#                                   14,224,662
     460,415   Novellus Systems, Inc.*                               12,431,205
                                                                     26,655,867
Telecommunication Equipment - 0.2%
     244,290   UTStarcom, Inc.* ,#                                    4,460,735
Telecommunication Services - 0.7%
     611,140   Amdocs, Ltd. (New York Shares)                        13,261,738
Television - 1.1%
     707,918   Univision Communications, Inc. - Class A*             20,508,384
Textile-Home Furnishings - 0.8%
     200,485   Mohawk Industries, Inc.#                              14,743,667
Therapeutics - 2.3%
     183,114   Gilead Sciences, Inc.                                 11,836,489
     236,480   MGI Pharma, Inc.#                                      6,623,805
     486,527   Neurocrine Biosciences, Inc.                          22,657,562
                                                                     41,117,856
Toys - 0.8%
   1,054,122   Marvel Enterprises, Inc.                              13,756,292
Transportation - Railroad - 0.5%
     183,385   Canadian National Railway Co. (New York Shares)        8,257,827
Transportation - Services - 0.6%
     226,860   Expeditors International of Washington, Inc.#         10,528,573
--------------------------------------------------------------------------------
Total Common Stock (cost $1,240,371,955)                         $1,612,075,838
--------------------------------------------------------------------------------
Corporate Bonds - 0.2%
Wireless Equipment - 0.2%
  $2,500,000   Crown Castle International Corp., 10.75%
                senior notes, due 8/1/11(cost $2,544,083)             2,800,000
--------------------------------------------------------------------------------
Other Securities - 7.5%
 134,341,655   State Street Navigator Securities Lending
                Prime Portfolio + (cost 134,341,655)                134,341,655
--------------------------------------------------------------------------------
Repurchase Agreement - 2.9%
 $52,700,000   UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $52,705,973
                collateralized by $297,513,487
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43; with a
                value of $53,754,102 (cost $52,700,000)
  52,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,429,957,693) - 100%             $1,801,917,493


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                Market Value              % of Investment
                                                                      Securities
Bermuda                              $   31,538,101                         1.8%
Canada                                   18,970,444                         1.1
Germany                                  20,882,763                         1.2
Ireland                                  16,833,665                         0.9
Israel                                   10,167,370                         0.6
Liberia                                   4,529,790                         0.3
Singapore                                14,865,031                         0.8
Switzerland                               8,828,150                         0.5
United Kingdom                           31,974,049                         1.7
United States++                       1,643,328,130                        91.1
                                     --------------                       -----
Total                                $1,801,917,493                       100.0%
                                     ==============                        =====

++Includes Short-Term Securities (80.7% excluding Short-Term Securities)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR              American Depositary Receipt
New York Shares  Securities of foreign companies trading on the New
                 York Stock Exchange
PLC              Public Limited Company
*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Enterprise Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

------------------------------------------
                           VALUE AT
FUND                    July 31, 2004
------------------------------------------
Janus Enterprise Fund   $131,349,293
------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

------------------------------------------
                      CASH COLLATERAL AT
FUND                    July 31, 2004
------------------------------------------
Janus Enterprise Fund   $134,341,655
------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.


OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized   Net Appreciation/
                     Appreciation    (Depreciation)   (Depreciation)
---------------------------------------------------------------------
  $1,430,673,239     $433,563,918    $(62,319,664)    $371,244,254
---------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS FEDERAL TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                                                              Market Value
--------------------------------------------------------------------------------------------------------------------
Arizona - 1.4%
  $1,000,000    Mesa Street and Highway Revenue, (FGIC Insured), 6.25%, due 7/1/11                      $  1,168,180
     900,000    Winslow Industrial Development Authority Hospital Revenue, (Winslow Memorial
                Hospital Project), 5.50%, due 6/1/22                                                         675,459
                                                                                                           1,843,639
Colorado - 11.8%
   2,035,000    Arapahoe County, (Cherry Creek School District No. 005), 5.50%, due 12/15/09               2,262,452
     530,000    Bachelor Gulch Metropolitan District, 6.80%, due 12/1/06                                     548,762
      25,000    Black Hawk Device Tax Revenue, 6.10%, due 12/1/07                                             25,916
     475,000    Black Hawk Device Tax Revenue, 6.00%, due 12/1/11                                            519,850
      25,000    Black Hawk Device Tax Revenue, 6.00%, due 12/1/11                                             25,517
   1,000,000    Castle Rock Golf Enterprise Revenue, 6.50%, due 12/1/16                                    1,035,550
   2,000,000    Denver City and County, (Medical Facilities), 5.00%, 8/1/07                                2,139,680
   2,000,000    Department of Transportation Revenue, (MBIA Insured), Series B, 5.00%, due
                6/15/11                                                                                    2,182,880
     620,000    Hyland Hills Metropolitan Parks and Recreation District Special Revenue, Series A,
                5.00%, due 12/15/06                                                                          639,344
     500,000    Hyland Hills Metropolitan Parks and Recreation District Special Revenue, Series A,
                6.75%, due 12/15/15                                                                          528,850
   1,000,000    Platte River Power Authority Colorado Power Revenue, Series EE, 5.375%, due
                6/1/18                                                                                     1,081,210
   1,630,000    Regional Transportation District Sales Tax Revenue, (AMBAC Insured), Series B,
                due 11/1/12                                                                                1,804,703
   1,150,000    Regional Transportation District Sales Tax Revenue, (FGIC Insured), Series A,
                5.00%, due 11/1/15                                                                         1,219,437
     100,000    Telluride Excise Tax Revenue, 5.75%, due 12/1/12                                             107,064
   1,680,000    Westminster Water and Wastewater Utility Enterprise Revenue, (AMBAC Insured),
                 5.00%, due 12/1/13                                                                        1,830,730
                                                                                                          15,951,945
Connecticut - 0.8%
   1,000,000    State Special Tax Obligation Revenue, (Transportation Infrastructure), (FSA
                Insured), 5.375%, due 10/1/14                                                              1,092,670
Florida - 7.8%
   1,585,000    Alachua County Public Improvement Revenue, (FSA Insured), 5.00%, due 8/1/14                1,652,616
   1,615,000    FSU Financial Assistance, (AMBAC Insured), 5.00% due 10/1/10                               1,764,791
   2,855,000    JEA Electric Systems Revenue, (FSA-CR Insured), Series B, 3.75%, due 10/1/10               2,892,287
   2,000,000    Orange County School Board, Series A, 5.375%, 8/1/22                                       2,122,600
   2,000,000    State Board of Education Capital Outlay, Series A, 5.25%, due 6/1/08                       2,158,000
                                                                                                          10,590,294
Georgia - 1.5%
   1,800,000    Atlanta Airport Facilities Revenue, (AMBAC Insured), 6.00%, due 1/1/07                     1,951,596
      60,000    Municipal Electric Authority Power Revenue, (Escrowed to Maturity), (MBIA
                Insured), Series Y, 6.50%, due 1/1/17                                                         71,587
                                                                                                           2,023,183
Illinois - 17.2%
   2,275,000    Central Lake County Joint Action Water Agency, (AMBAC Insured), 6.00%, due
                2/1/16                                                                                     2,619,958
   1,385,000    Coles and Cumberland County Community Unit School District No. 002, (FGIC
                Insured), 5.35%, due 2/1/18                                                                1,468,903
   3,995,000    Cook County, (MBIA Insured), Series A, 6.25%, due 11/15/13                                 4,691,048
   1,630,000    Du Page and Will Counties, (Community School District No. 204), 6.875%, due
                12/30/09                                                                                   1,916,880
   2,050,000    Du Page County, (Downer's Grove Community High School District No. 099), (FSA
                 Insured), 5.50%, due 12/1/12                                                              2,275,439
   2,000,000    Eastern Illinois University Revenue, (Auxillary Facilities System), (AMBAC
                Insured), 5.375%, 4/1/18                                                                   2,178,680
   2,000,000    Illinois State, 5.00%, due 8/1/07                                                          2,143,260
   1,000,000    Illinois State, (FSA Insured), 5.375%, due 5/1/12                                          1,102,840
   2,550,000    Kane County Forest Preservation District, (FGIC Insured), 5.00%, due 12/30/10              2,779,806
   1,070,000    Kendall, Kane & Will Counties Community Unit School District No. 308, (FSA
                Insured), 5.00%, due 10/1/06                                                               1,134,414
   1,000,000    Metropolitan Pier and Exposition Authority, (McCormick Place Expansion
                Project), 5.375%, due 12/15/17                                                             1,076,590
                                                                                                          23,387,818
Iowa - 0.0%
      65,000    Grinnell Hospital Revenue, (Grinnell Medical Center), Variable Rate, 1.15%,
                due 12/1/21                                                                                   65,000
Kansas - 1.7%
   2,080,000    State Development Financial Authority Revenue, (Water Pollution Control),
                5.25%, due 11/01/09                                                                        2,295,301
Massachusetts - 1.7%
   2,000,000    Massachusetts State, (Conservation Lien), Series C, 5.50%, due 11/1/15                     2,239,880
Michigan - 6.9%
   1,000,000    Michigan Municipal Bond Authority, (State Revolving Fund), 5.10%, due 10/1/11              1,075,660
   2,000,000    State Building Authority Revenue, Series II, (Facilities Program), 5.00%, due 10/15/07     2,151,380
   2,500,000    State Trunk Line, Series A, 5.50%, due 11/1/18                                             2,825,800
   1,000,000    Taylor Tax Increment Finance Authority, (FSA Insured), 5.50%, due 5/1/15                   1,097,710
   2,000,000    Walled Lake Consolidated School District, (MBIA Insured), 5.50%, due 5/1/10                2,174,600
                                                                                                           9,325,150
Minnesota - 0.2%
     200,000    Mankato Multifamily Housing Revenue, (Highland Hills of Mankato), Variable Rate,
                 1.15%, due 5/1/27                                                                           200,000
      40,000    Minneapolis Metropolitan Council, (St. Paul Metropolitan Area Sewer), Series A,
                5.00%, due 12/1/07                                                                            43,117
                                                                                                             243,117
Missouri - 0.9%
   1,000,000    Joplin Industrial Development Authority Revenue, (Catholic Health Initiatives-A),
                5.50%, due 12/1/07                                                                         1,087,770
     100,000    Missouri State Health and Educational Facilities Authority, Variable Rate, 1.10%,
                due 8/15/28                                                                                  100,000
                                                                                                           1,187,770
New Hampshire - 1.4%
   1,745,000    Sate Park System Revenue, (AMBAC Insured), 5.00%, due 2/1/12                               1,897,199
New Jersey - 0.9%
   1,000,000    Turnpike Authority Revenue, (FSA Insured), Series C, 6.50%, due 1/1/16                     1,196,780
New York - 4.7%
   1,545,000    Metropolitan Transportation Authority Revenue, Series A, 5.50%, due 11/15/17               1,702,667
   1,000,000    New York, Series G, 5.00%, due 8/1/05                                                      1,033,920
   1,000,000    New York City Transitional Financial Authority Revenue, (Future Tax Secured),
                (MBIA-IBC Insured), Series B, 5.50%, due 2/1/11                                            1,120,770
   1,345,000    St. Lawrence County Industrial Development Civic Facilities Revenue, (St.
                Lawrence University Project), (MBIA Insured), Series A, 5.375%, due 7/1/18                 1,446,480
   1,000,000    State Dormitory Authority Revenues, (State University Educational Facilities),
                Series A, 5.50%, due 5/15/19                                                               1,103,500
                                                                                                           6,407,337
North Carolina - 1.6%
   1,005,000    Buncombe County Certificates of Participation, (AMBAC Insured), 3.00%, due
                10/1/09                                                                                    1,001,342
   1,015,000    Greenville Combined Enterprise System Revenue, (FSA Insured), 6.00%, due
                9/1/16                                                                                     1,195,924
                                                                                                           2,197,266
Ohio - 4.4%
   1,000,000    Cincinnati Water System Revenue, 5.00%, due 12/1/16                                        1,053,020
   2,500,000    Columbus, Series 1, 5.50%, due 11/15/13                                                    2,783,075
   2,000,000    State Higher Education Capital Facilities, Series 2A, 5.00%, due 12/1/08                   2,170,380
                                                                                                           6,006,475
Oklahoma - 1.3%
     500,000    McGee Creek Authority Water Revenue, (MBIA Insured), 6.00%, due 1/1/23                       579,880
   1,000,000    Tulsa Industrial Authority Revenue, (University of Tulsa), (MBIA Insured), Series
                A, 6.00%, due 10/1/16                                                                      1,179,180
                                                                                                           1,759,060
Oregon - 1.2%
   1,370,000    Lane County School District No. 052, 6.25%, due 6/15/17                                    1,583,802
Pennsylvania - 1.7%
   2,110,000    Montgomery County, 5.375%, due 7/15/12                                                     2,309,690
South Carolina - 5.1%
   1,000,000    Spartanburg County School District No. 007, (SCSDE Insured), 5.00%, due 3/1/16             1,084,850
   2,000,000    State Public Service Authority Revenue, (MBIA Insured), Series A, 5.75%, due
                1/1/22                                                                                     2,134,060
   3,960,000    Transportation Infrastructure Bank Revenue, (AMBAC Insured), Series A, 4.625%,
                due 10/1/30                                                                                3,684,781
                                                                                                           6,903,691
Tennessee - 0.8%
   1,000,000    Tennessee State, Series A, 5.00%, due 5/1/05                                               1,026,070
Texas - 14.7%
   2,000,000    Abilene Independent School District, (PSF-GTD Insured), 5.00%, due 2/15/17                 2,104,400
   2,700,000    Brownsville Utility System, Sub Lien Series A, Variable Rate, 1.04%, due 9/1/27            2,700,000
   1,520,000    Clint Independent School District, (PSF-GTD Insured), 6.00%, due 2/15/14                   1,724,911
   1,000,000    Harris County, 5.125%, due 10/1/13                                                         1,062,690
   1,000,000    Houston Water and Sewer Systems Revenue, (Capital Appreciation Junior Lien),
                Series A, 0%, due 12/1/27                                                                    272,630
   2,000,000    Houston Water and Sewer Systems Revenue, (Junior Lien), Series B, 5.00%, due
                12/1/05                                                                                    2,088,220
   2,000,000    Houston Water Conveyance System Contract Certificates of Participation,
                (AMBAC Insured), Series J, 6.25%, due 12/15/15                                             2,382,860
   1,610,000    Mansfield Independent School District, (PSF-GTD Insured), 6.00%, due 2/15/11               1,843,160
     130,000    Northside Independent School District, Series B, 1.75%, due 8/1/23                           130,000
   2,000,000    State Water Development, 5.45%, due 8/1/15                                                 2,149,880
   3,165,000    University of Texas, Series B, 5.125%, due 8/15/14                                         3,424,276
                                                                                                          19,883,027
Utah - 1.7%
   1,000,000    Salt Lake City Municipal Building Authority Lease Revenue, (AMBAC Insured),
                5.20%, due 10/15/20                                                                        1,043,190
   1,195,000    State Board of Regents Auxiliary System and Student Fee Revenue (Salt Lake
                Community College), (FSA Insured), 5.50%, due 6/1/15                                       1,310,796
                                                                                                           2,353,986
Virginia - 2.7%
   3,500,000    Virginia State, 5.125%, due 6/1/15                                                         3,668,560
Washington - 3.9%
   2,000,000    King County School District No. 210 Federal Way, 5.75%, due 12/1/12                        2,290,400
   1,725,000    Washington State, Series B, 5.50%, due 5/1/18                                              1,899,484
   1,000,000    Washington State, Series C, 5.50%, due 7/1/13                                              1,118,950
                                                                                                           5,308,834
Wisconsin - 2.0%
   1,515,000    Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, (MBIA
                Insured), Series B, 5.50%, due 12/15/09                                                    1,687,483
   1,000,000    Waukesha School District, (FSA Insured), 4.10%, due 4/1/10                                 1,039,170
                                                                                                           2,726,653
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $134,524,339) - 100%                                                      $135,474,197
--------------------------------------------------------------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

AMBAC      American Municipal Bond Assurance Corp.
FGIC       Financial Guaranty Insurance Co.
FSA        Financial Security Assurance, Inc.
FSA-CR     Financial Security Assurance, Inc. - Custodial Receipts
MBIA       Municipal Bond Investors Assurance Corp.
MBIA-IBC   Municipal Bond Investors Assurance Corp. - Insured Bond Certificates
PSF-GTD    Public School Fund - Guaranteed
SCSDE      South Carolina School District Enhancement

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Federal
Tax-Exempt Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

------------------------------------------------------------------------------
 Federal Tax Cost        Unrealized          Unrealized      Net Appreciation/
                        Appreciation       (Depreciation)     (Depreciation)
------------------------------------------------------------------------------
   $134,524,339          $2,374,418         $(1,424,560)         $949,858
------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.


RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                                                                   Market Value
--------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 52.4%
Agricultural Operations - 0.4%
  $5,500,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                  $    5,457,062
Automotive - Cars and Light Trucks - 0.1%
   1,750,000    General Motors Corp., 7.125% senior notes, due 7/15/13                                           1,795,806
Automotive - Truck Parts and Equipment - Original - 0.2%
   2,750,000    Lear Corp., 5.75%, company guaranteed notes, due 8/1/14 (144A)                                   2,768,697
Beverages - Non-Alcoholic - 0.3%
   5,000,000    Coca-Cola Enterprises, Inc., 4.375% notes, due 9/15/09                                           5,030,725
Brewery - 1.2%
   2,250,000    Anheuser-Busch Companies, Inc., 5.95% debentures, due 1/15/33                                    2,265,329
   1,250,000    Anheuser-Busch Companies, Inc., 6.00% bonds, due 11/1/41                                         1,238,824
   7,000,000    Coors Brewing Co., 6.375% company guaranteed notes, due 5/15/12                                  7,562,688
   3,500,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                              3,547,145
   2,000,000    SABMiller PLC, 6.625% bonds, due 8/15/33 (144A)                                                  2,124,976
                                                                                                                16,738,962
Building - Residential and Commercial - 0.1%
   1,000,000    KB Home, 5.75% senior notes, due 2/1/14                                                            930,000
Cable Television - 1.9%
   7,000,000    Comcast Cable Communications, Inc., 6.20% notes, due 11/15/08                                    7,488,704
   9,000,000    Comcast Corp., 5.85% company guaranteed notes, due 1/15/10                                       9,451,502
   4,000,000    Echostar DBS Corp., 5.75% senior notes, due 10/1/08                                              3,970,000
   3,413,000    EchoStar DBS Corp., 9.125% senior notes, due 1/15/09                                             3,745,768
   1,750,000    Rogers Cable, Inc., 6.25% secured notes, due 6/15/13                                             1,685,849
                                                                                                                26,341,823
Cellular Telecommunications - 0.5%
   4,250,000    Nextel Communications, Inc., 9.375% senior notes, due 11/15/09                                   4,536,875
   2,000,000    Nextel Communications, Inc., 7.375% senior notes, due 8/1/15                                     2,100,000
                                                                                                                 6,636,875
Commercial Banks - 1.8%
   4,250,000    BB&T Corp., 5.20% subordinated notes, due 12/23/15                                               4,141,549
   5,000,000    Hudson United Bancorp, 8.20% subordinated debentures, due 9/15/06                                5,434,424
   2,250,000    Hudson United Bank, 7.00% subordinated notes, due 5/15/12                                        2,476,229
   5,500,000    Sovereign Bank, 5.125% subordinated notes, due 3/15/13                                           5,284,559
   4,250,000    Zions Bancorporation, 2.70% senior notes, due 5/1/06                                             4,225,486
   4,000,000    Zions Bancorporation, 6.00% subordinated notes, due 9/15/15                                      4,112,100
                                                                                                                25,674,347
Commercial Services - 1.0%
   6,500,000    Cendant Corp., 6.25% senior notes, due 1/15/08                                                   6,973,980
   7,000,000    PHH Corp., 6.00% notes, due 3/1/08                                                               7,416,115
                                                                                                                14,390,095
Computers - 0.2%
   3,000,000    IBM Corp., 2.375% notes, due 11/1/06                                                             2,962,941
Consumer Products - Miscellaneous - 1.6%
  12,250,000    Dial Corp., 7.00% senior notes, due 8/15/06                                                     13,124,367
   9,770,000    Dial Corp., 6.50% senior notes, due 9/15/08                                                     10,556,700
                                                                                                                23,681,067
Containers - Metal and Glass - 1.6%
   2,500,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                        2,553,125
   3,750,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09               4,078,125
   2,000,000    Owens-Brockway Glass Container, Inc., 7.75% company guaranteed notes, due 5/15/11                2,120,000
   1,500,000    Owens-Illinois, Inc., 7.15% senior notes, due 5/15/05                                            1,537,500
   3,250,000    Owens-Illinois, Inc., 8.10% senior notes, due 5/15/07                                            3,388,125
   9,000,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                            9,180,000
                                                                                                                22,856,875
Containers - Paper and Plastic - 0.2%
   3,000,000    Sealed Air Corp., 5.375% senior notes, due 4/15/08 (144A)                                        3,120,858
Cosmetics and Toiletries - 0.8%
   5,500,000    Gillette Co., 4.125% senior notes, due 8/30/07(omega)                                            5,608,422
   6,000,000    Procter & Gamble Co., 4.75% notes, due 6/15/07                                                   6,233,178
                                                                                                                11,841,600
Data Processing and Management - 0.2%
   3,750,000    Fiserv, Inc., 3.00% notes, due 6/27/08                                                           3,586,883
Diversified Financial Services - 0.6%
   6,000,000    General Electric Capital Corp., 3.50% notes, due 5/1/08                                          5,934,204
   2,000,000    General Electric Capital Corp., 6.00% notes, due 6/15/12                                         2,135,246
                                                                                                                 8,069,450
Diversified Operations - 1.3%
   8,500,000    Tyco International Group S.A., 5.80% company guaranteed notes, due 8/1/06**                      8,891,060
   2,000,000    Tyco International Group S.A., 6.125% company guaranteed notes, due 11/1/08**                    2,143,996
   3,750,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**                   4,029,570
   3,000,000    Tyco International Group S.A., 6.00% company guaranteed notes, due 11/15/13**                    3,120,864
                                                                                                                18,185,490
Diversified Operations - Commercial Services - 1.3%
   6,000,000    ARAMARK Services, Inc., 7.00% company guaranteed notes, due 5/1/07                               6,486,744
   4,250,000    ARAMARK Services, Inc., 6.375% company guaranteed notes, due 2/15/08                             4,561,181
   6,750,000    Cendant Corp., 6.25% notes, due 3/15/10                                                          7,273,172
                                                                                                                18,321,097
E-Commerce/Services - 0.4%
   5,000,000    IAC/InterActiveCorp, 7.00% notes, due 1/15/13                                                    5,437,765
Electric - Generation - 0.6%
   6,250,000    Allegheny Energy Supply Company LLC, 8.25% bonds, due 4/15/12 (144A) ss.                         6,281,250
   2,500,000    Midwest Generation LLC, 8.75% secured notes, due 5/1/34 (144A)                                   2,650,000
                                                                                                                 8,931,250
Electric - Integrated - 4.9%
   2,500,000    AmerenEnergy Generating Co., 7.95% senior notes, due 6/1/32                                      2,961,443
   4,050,000    CMS Energy Corp., 7.50% senior notes, due 1/15/09                                                4,131,000
   3,500,000    Dominion Resources, Inc., 5.125% senior notes, due 12/15/09                                      3,562,794
  10,000,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                 9,661,819
   1,450,000    Northern States Power Co., 2.875% first mortgage notes, due 8/1/06                               1,439,592
   1,750,000    Pacific Gas and Electric Co., 3.60% first mortgage notes, due 3/1/09                             1,703,042
   1,785,000    Pacific Gas and Electric Co., 4.80% first mortgage notes, due 3/1/14                             1,717,804
   1,000,000    Public Service Company of Colorado, 6.875% senior notes, due 7/15/09                             1,109,351
   2,500,000    Southern California Edison Co., 7.625% notes, due 1/15/10                                        2,847,490
   1,500,000    Southern California Edison Co., 5.00% first mortgage notes, due 1/15/14                          1,481,526
   2,500,000    Southern California Edison Co., 6.00% first mortgage notes, due 1/15/34                          2,450,828
   3,000,000    Southern California Edison Co., 5.75% first mortgage notes, due 4/1/35                           2,837,031
   4,500,000    Southwestern Public Service Co., 5.125% senior notes, due 11/1/06                                4,654,031
   5,500,000    TXU Corp., 6.375% senior notes, due 6/15/06                                                      5,795,674
  10,250,000    TXU Corp., 6.375% notes, due 1/1/08                                                             10,903,437
   4,500,000    TXU Energy Co., 7.00% senior notes, due 3/15/13                                                  4,942,930
   4,800,000    Xcel Energy, Inc., 3.40% senior notes, due 7/1/08                                                4,660,929
   2,000,000    Xcel Energy, Inc., 7.00% senior notes, due 12/1/10                                               2,233,248
                                                                                                                69,093,969
Electronic Components - Semiconductors - 0.3%
   2,250,000    Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11 (144A)                           2,266,875
   2,250,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14 (144A)                           2,283,750
                                                                                                                 4,550,625
Fiduciary Banks - 0.4%
   6,500,000    Bank of New York Company, Inc., 3.625% senior notes, due 1/15/09                                 6,350,851
Finance - Auto Loans - 2.1%
   3,000,000    Ford Motor Credit Co., 7.375% notes, due 10/28/09                                                3,218,670
   3,500,000    Ford Motor Credit Co., 7.00% notes, due 10/1/13                                                  3,562,496
  12,750,000    General Motors Acceptance Corp., 6.125% notes, due 9/15/06                                      13,295,495
   3,750,000    General Motors Acceptance Corp., 5.125% notes, due 5/9/08                                        3,787,403
   3,500,000    General Motors Acceptance Corp., 5.85% senior unsubordinated notes, due 1/14/09                  3,563,497
     750,000    General Motors Acceptance Corp., 6.875% notes, due 9/15/11                                         769,925
                                                                                                                28,197,486
Finance - Commercial - 0.4%
   2,500,000    Caterpillar Financial Services Corp., 2.35% notes, due 9/15/06                                   2,457,695
   3,420,000    Caterpillar Financial Services Corp., 3.10% notes, due 5/15/07                                   3,386,600
                                                                                                                 5,844,295
Finance - Consumer Loans - 1.4%
   7,750,000    Household Finance Corp., 4.625% notes, due 1/15/08                                               7,928,909
   5,500,000    John Deere Capital Corp., 3.625% notes, due 5/25/07                                              5,507,887
   4,500,000    SLM Corp., 3.95% notes, due 8/15/08                                                              4,471,299
   1,750,000    SLM Corp., 4.00% notes, due 1/31/14(omega)                                                       1,741,740
                                                                                                                19,649,835
Finance - Credit Card - 0.4%
   5,500,000    Capital One Bank, 5.75% notes, due 9/15/10                                                       5,690,080
Finance - Investment Bankers/Brokers - 0.4%
   5,750,000    Jefferies Group, Inc., 5.50% senior notes, due 3/15/16                                           5,567,530
Finance - Other Services - 0.3%
   4,750,000    Athena Neuro Financial LLC, 7.25% company guaranteed notes, due 2/21/08                          4,690,625
Food - Dairy Products - 0.6%
   8,750,000    Dean Foods Co., 6.625% senior notes, due 5/15/09                                                 9,056,250
Food - Diversified - 1.8%
   1,250,000    Del Monte Corp., 9.25% company guaranteed notes, due 5/15/11                                     1,362,500
   2,750,000    Del Monte Corp., 8.625% senior subordinated notes, due 12/15/12(omega)                           2,997,500
   7,000,000    General Mills, Inc., 3.875% notes, due 11/30/07                                                  7,007,889
   2,775,000    General Mills, Inc., 6.00% notes, due 2/15/12                                                    2,924,178
  10,000,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                     9,655,389
   1,750,000    Kellogg Co., 6.60% notes, due 4/1/11                                                             1,934,508
                                                                                                                25,881,964
Foreign Government - 0.1%
   1,750,000    United Mexican States, 4.625% notes, due 10/8/08                                                 1,743,000
Funeral Services and Related Items - 0.0%
     284,000    Service Corporation International, 6.00% notes, due 12/15/05                                       289,680
Gambling-Non Hotel - 0.0%
     250,000    River Rock Entertainment Authority, 9.75% senior notes, due 11/1/11                                272,500
Gas - Distribution - 0.4%
   5,250,000    Southwest Gas Corp., 7.625% senior notes, due 5/15/12                                            5,858,685
Home Decoration Products - 0.1%
   1,750,000    Newell Rubbermaid, Inc., 4.00% notes, due 5/1/10                                                 1,673,345
Hotels and Motels - 0.9%
  13,000,000    Starwood Hotels & Resorts Worldwide, Inc., 6.75% notes, due 11/15/05                            13,471,250
Independent Power Producer - 0.3%
   4,250,000    Reliant Energy, Inc., 9.50% secured notes, due 7/15/13                                           4,568,750
Investment Management and Advisory Services - 0.3%
   4,500,000    Franklin Resources, Inc., 3.70% notes, due 4/15/08                                               4,459,919
Leisure and Recreation Products - 0.0%
     500,000    K2, Inc., 7.375% senior notes, due 7/1/14 (144A)                                                   509,375
Leisure, Recreation and Gaming - 0.2%
   2,750,000    Hard Rock Hotel, Inc., 8.875% notes, due 6/1/13                                                  2,860,000
Life and Health Insurance - 0.7%
   3,500,000    Americo Life, Inc., 7.875% notes, due 5/1/13 (144A)                                              3,605,000
   6,475,000    StanCorp Financial Group, Inc., 6.875% senior notes, due 10/1/12                                 6,962,056
                                                                                                                10,567,056
Machine Tools and Related Products - 0.6%
   7,500,000    Kennametal, Inc., 7.20% senior notes, due 6/15/12                                                7,995,975
Medical - HMO - 1.1%
   3,500,000    UnitedHealth Group, Inc., 5.20% notes, due 1/17/07                                               3,648,782
   9,750,000    UnitedHealth Group, Inc., 3.30% senior notes, due 1/30/08                                        9,575,923
   3,000,000    WellPoint Health Networks, Inc., 6.375% notes, due 6/15/06                                       3,169,320
                                                                                                                16,394,025
Medical - Hospitals - 1.2%
  11,000,000    HCA, Inc., 5.25% notes, due 11/6/08                                                             11,044,814
   6,250,000    HCA, Inc., 6.95% senior notes, due 5/1/12                                                        6,584,331
                                                                                                                17,629,145
Medical - Nursing Homes - 0.6%
     750,000    Genesis HealthCare Corp., 8.00%, senior subordinated notes, due 10/15/13                           787,500
   7,250,000    Manor Care, Inc., 6.25% company guaranteed notes, due 5/1/13                                     7,476,563
                                                                                                                 8,264,063
Medical Products - 0.1%
   1,000,000    Fresenius Medical Care Capital Trust IV, 7.875% company guaranteed notes, due 6/15/11            1,062,500
Metal - Diversified - 0.5%
   7,000,000    Freeport-McMoRan Copper & Gold, Inc., 10.125% senior notes, due 2/1/10                           7,770,000
Metal Processors and Fabricators - 0.2%
   2,500,000    Precision Castparts Corp., 5.60% company guaranteed notes, due 12/15/13                          2,458,758
Motorcycle and Motor Scooter Manufacturing - 0.2%
   3,500,000    Harley-Davidson, Inc., 3.625% notes, due 12/15/08 (144A)                                         3,442,292
Multi-Line Insurance - 0.4%
   1,750,000    Assurant, Inc., 6.75% senior notes, due 2/15/34                                                  1,752,769
   2,000,000    Farmers Insurance Exchange, 8.50% notes, due 8/1/04 (144A)                                       2,000,000
   1,750,000    Farmers Insurance Exchange, 8.625% notes, due 5/1/24 (144A)                                      2,003,223
                                                                                                                 5,755,992
Multimedia - 1.5%
   5,500,000    Belo Corp., 7.125% senior notes, due 6/1/07                                                      5,977,224
   2,750,000    Belo Corp., 8.00% senior unsubordinated notes, due 11/1/08                                       3,122,158
   4,000,000    Corus Entertainment, Inc., 8.75% senior subordinated notes, due 3/1/12                           4,280,000
   6,000,000    News America, Inc., 6.625% senior notes, due 1/9/08                                              6,507,114
   2,250,000    Time Warner, Inc., 6.875% company guaranteed notes, due 5/1/12                                   2,452,133
                                                                                                                22,338,629
Mutual Insurance - 0.7%
   5,000,000    Liberty Mutual Group, 5.75% notes, due 3/15/14 (144A)                                            4,870,235
   2,500,000    Liberty Mutual Group, 7.00% bonds, due 3/15/34 (144A)                                            2,465,970
   3,500,000    New York Life Insurance Co., 5.875% notes, due 5/15/33 (144A)                                    3,375,260
                                                                                                                10,711,465
Non-Hazardous Waste Disposal - 0.7%
   9,500,000    Waste Management, Inc., 7.375% senior notes, due 8/1/10                                         10,754,988
Oil - Field Services - 0.2%
   2,750,000    Halliburton Co., 5.50% notes, due 10/15/10                                                       2,802,932
Oil Companies - Exploration and Production - 1.7%
   8,850,000    Anadarko Petroleum Corp., 3.25% notes, due 5/1/08                                                8,634,581
   6,250,000    Devon Energy Corp., 2.75% senior notes, due 8/1/06                                               6,173,413
   1,000,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11 (144A)                                        1,087,500
   3,750,000    Kerr-McGee Corp., 6.95% company guaranteed notes, due 7/1/24                                     3,806,441
   2,500,000    Magnum Hunter Resources, Inc., 9.60% company guaranteed notes, due 3/15/12                       2,762,500
     500,000    Pemex Project Funding Master Trust, 6.125% company guaranteed notes, due 8/15/08                   517,500
     500,000    Pemex Project Funding Master Trust, 8.625% company guaranteed notes, due 2/1/22(omega)             540,000
     500,000    Westport Resources Corp., 8.25% company guaranteed notes, due 11/1/11                              572,930
                                                                                                                24,094,865
Oil Companies - Integrated - 1.2%
   7,500,000    ChevronTexaco Capital Co., 3.50% company guaranteed notes, due 9/17/07                           7,509,337
   6,500,000    Occidental Petroleum Corp., 5.875% senior notes, due 1/15/07                                     6,866,022
   3,250,000    Occidental Petroleum Corp., 4.25% notes, due 3/15/10                                             3,216,148
                                                                                                                17,591,507
Oil Field Machinery and Equipment - 0.2%
   3,000,000    Cooper Cameron Corp., 2.65% senior notes, due 4/15/07                                            2,923,113
Oil Refining and Marketing - 0.1%
     750,000    Premcor Refining Group, Inc., 6.125% company guaranteed notes, due 5/1/11                          753,750
Pipelines - 1.4%
   1,000,000    El Paso Corp., 7.875% notes, due 6/15/12                                                           920,000
   1,439,000    Gulfterra Energy Partners L.P., 8.50% company guaranteed notes, due 6/1/10                       1,575,705
   4,250,000    Kaneb Pipe Line Operating Partnership L.P., 5.875% senior notes, due 6/1/13                      4,191,880
   4,273,875    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18 (144A)(omega)             4,179,551
   3,750,000    Panhandle Eastern Pipe Line Co., 4.80% senior notes, due 8/15/08                                 3,757,969
   1,750,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75% senior notes, due 3/15/07                      1,687,117
   3,750,000    Plains All American Pipeline L.P., 5.625% senior notes, due 12/15/13 (144A)                      3,695,888
                                                                                                                20,008,110
Printing - Commercial - 0.1%
   2,000,000    R.R. Donnelley & Sons Co., 3.75% notes, due 4/1/09 (144A)                                        1,941,562
Property and Casualty Insurance - 0.9%
   3,750,000    Kingsway America, Inc., 7.50% senior notes, due 2/1/14 (144A)                                    3,783,514
   3,000,000    NYMAGIC, Inc., 6.50% senior notes, due 3/15/14                                                   2,879,820
   3,750,000    Ohio Casualty Corp., 7.30% notes, due 6/15/14                                                    3,794,407
   2,500,000    Progressive Corp., 6.25% senior notes, due 12/1/32                                               2,529,708
                                                                                                                12,987,449
Publishing - Periodicals - 0.5%
   1,250,000    Dex Media, Inc., 8.00% notes, due 11/15/13 (144A)                                                1,256,250
   3,500,000    Dex Media East LLC, 12.125% company guaranteed notes, due 11/15/12                               4,147,500
   1,750,000    Dex Media West Finance Co., 9.875% senior subordinated notes, due 8/15/13                        1,973,125
                                                                                                                 7,376,875
Radio - 0.1%
   1,244,000    XM Satellite Radio Holdings, Inc., 12.00% secured notes, due 6/15/10                             1,424,380
Reinsurance - 0.2%
   3,250,000    Berkshire Hathaway, Inc., 4.625% company guaranteed notes, due 10/15/13                          3,145,854
Retail - Apparel and Shoe - 0.4%
   5,000,000    Gap, Inc., 6.90% notes, due 9/15/07                                                              5,400,000
Retail - Discount - 0.2%
   2,500,000    Wal-Mart Stores, Inc., 6.875% senior notes, due 8/10/09                                          2,799,198
Retail - Drug Store - 0.1%
   1,000,000    Rite Aid Corp., 7.625% senior notes, due 4/15/05                                                 1,022,500
Retail - Major Department Stores - 0.5%
   3,000,000    J.C. Penney Company, Inc., 6.00% debentures, due 5/1/06                                          3,052,500
   1,250,000    May Department Stores Co., 5.75% notes, due 7/15/14 (144A)                                       1,254,633
   3,250,000    Saks, Inc., 8.25% company guaranteed notes, due 11/15/08                                         3,518,125
                                                                                                                 7,825,258
Retail - Restaurants - 0.1%
   1,750,000    VICORP Restaurants, Inc., 10.50% senior notes, due 4/15/11 (144A)                                1,811,250
Rubber - Tires - 0.1%
   1,250,000    Goodyear Tire & Rubber Co., 8.50% notes, due 3/15/07                                             1,281,250
Savings/Loan/Thrifts - 0.5%
     750,000    Chevy Chase Bank FSB, 6.875% subordinated notes, due 12/1/13                                       748,125
   1,500,000    Sovereign Capital Trust, 9.00% company guaranteed notes, due 4/1/27                              1,664,813
   3,000,000    Webster Bank, 5.875% subordinated notes, due 1/15/13                                             3,049,566
   1,000,000    Webster Capital Trust II, 10.00% company guaranteed notes, due 4/1/27                            1,171,581
                                                                                                                 6,634,085
Specified Purpose Acquisition Company - 0.9%
   4,250,000    Fund American Companies, Inc., 5.875% notes, due 5/15/13                                         4,233,255
   5,000,000    Glencore Funding LLC, 6.00% company guaranteed notes, due 4/15/14 (144A)                         4,698,500
   4,500,000    OneAmerica Financial Partners, 7.00% bonds, due 10/15/33 (144A)                                  4,493,790
                                                                                                                13,425,545
Super-Regional Banks - 0.1%
   2,000,000    U.S. Bancorp, 2.75% senior notes, due 3/30/06                                                    1,998,710
Telephone - Integrated - 0.5%
   7,500,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes, due 7/22/08**      7,424,918
Television - 1.0%
   6,250,000    British Sky Broadcasting Group PLC, 6.875% company guaranteed notes, due 2/23/09                 6,851,775
   2,250,000    Univision Communications, Inc., 3.50% company guaranteed notes, due 10/15/07                     2,231,820
   5,750,000    Univision Communications, Inc., 3.875% company guaranteed notes, due 10/15/08                    5,658,949
                                                                                                                14,742,544
Theaters - 0.2%
   2,250,000    AMC Entertainment, Inc., 9.875% senior subordinated notes, due 2/1/12                            2,306,250
Transportation - Marine - 0.2%
   3,250,000    Ship Finance International, Ltd., 8.50% senior notes, due 12/15/13 (144A)                        3,120,000
Transportation - Railroad - 0.2%
   2,500,000    CSX Corp., 4.875% notes, due 11/1/09                                                             2,525,900
Transportation - Services - 0.2%
   3,500,000    FedEx Corp., 2.65% notes, due 4/1/07 (144A)                                                      3,413,638
Veterinary Diagnostics - 0.2%
   2,250,000    Vicar Operating, Inc., 9.875% company guaranteed notes, due 12/1/09                              2,475,000
Wireless Equipment - 0.3%
   3,500,000    American Tower Corp., 9.375% senior notes, due 2/1/09                                            3,736,250
   1,000,000    American Tower Corp., 7.50% senior notes, due 5/1/12 (144A)                                        982,500
                                                                                                                 4,718,750
--------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $742,637,727)                                                                      756,159,763
--------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 1.2%
Automotive - Truck Parts and Equipment - Original - 0.3%
EUR3,350,000    TRW Automotive, Inc., 10.125% senior notes, due 2/15/13**                                        4,678,546
Cable Television - 0.7%
EUR5,250,000    Tele Columbus A.G. & Co., 9.375% senior subordinated notes, due 4/15/12 (144A)**                 5,751,865
EUR2,500,000    Telenet Communications N.V., 9.00% senior notes, due 12/15/13 (144A)**                           3,024,922
                                                                                                                 8,776,787
Drug Delivery Systems - 0.2%
EUR2,750,000    Fresenius Finance B.V., 7.75% company guaranteed notes, due 4/30/09**                            3,592,283
Foreign Government - 0.0%
EUR  325,000    Deutscheland Republic, 5.00% bonds, due 7/4/12**                                                   416,254
--------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $16,600,219)                                                                          17,463,870
--------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Finance - Other Services - 0.2%
      38,250    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                              2,228,063
Savings/Loan/Thrifts - 0.2%
     139,550    Chevy Chase Bank FSB, 8.00%                                                                      3,802,737
--------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $5,703,598)                                                                          6,030,800
--------------------------------------------------------------------------------------------------------------------------
Warrants/Rights - 0.0%
Telephone - Integrated - 0.0%
       2,700    Versatel Telecom B.V. - expires 5/15/08*,(B),(sigma) (cost $0)                                           0
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 8.4%
 $40,460,000    Fannie Mae, 3.25%, due 11/15/07#                                                                40,130,656
  15,500,000    Fannie Mae, 4.00%, due 9/2/08#                                                                  15,519,220
  20,200,000    Fannie Mae, 5.25%, due 1/15/09#                                                                 21,245,754
  41,350,000    Fannie Mae, 6.25%, due 2/1/11#                                                                  44,778,494
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $121,032,432)                                                             121,674,124
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 17.3%
  17,695,000    U.S. Treasury Notes, 2.625%, due 11/15/06#                                                      17,618,274
  24,410,000    U.S. Treasury Notes, 4.375%, due 5/15/07#                                                       25,283,414
     970,000    U.S. Treasury Notes, 3.125%, due 5/15/07#                                                          973,031
  12,750,000    U.S. Treasury Notes, 3.00%, due 2/15/08#                                                        12,630,469
  29,385,000    U.S. Treasury Notes, 3.875%, due 5/15/09#                                                       29,652,462
   3,475,000    U.S. Treasury Notes, 4.00%, due 6/15/09#                                                         3,524,140
   4,700,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                         5,154,029
   1,985,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                         2,089,677
   3,695,000    U.S. Treasury Notes, 4.25%, 11/15/13#                                                            3,637,410
  35,055,517    U.S. Treasury Notes, 2.00%, due 1/15/14(pi),#                                                   35,145,611
  24,795,000    U.S. Treasury Notes, 4.75%, due 5/15/14#                                                        25,326,729
   4,275,000    U.S. Treasury Notes, 7.25%, due 5/15/16#                                                         5,224,183
  20,800,000    U.S. Treasury Notes, 7.25%, due 8/15/22#                                                        25,792,811
  18,645,000    U.S. Treasury Notes, 6.25%, due 8/15/23#                                                        20,912,996
   3,821,468    U.S. Treasury Notes, 2.375%, due 1/15/25(pi)                                                     3,810,997
  21,160,000    U.S. Treasury Notes, 6.25%, due 5/15/30#                                                        24,018,250
   9,055,000    U.S. Treasury Notes, 5.375%, due 2/15/31**,#                                                     9,274,303
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $249,395,000)                                                                  250,068,786
--------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.0%
 288,415,344    State Street Navigator Securities Lending
                Prime Portfolio+ (cost $288,415,344)                                                           288,415,344
--------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agency - 0.3%
  $5,000,000    Fannie Mae, 1.28%, due 8/2/04 (amortized cost $4,999,822)                                        4,999,822
--------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,428,784,142) - 100%                                                        $1,444,812,509
--------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF FUTURES CONTRACTS
     As of July 31, 2004.

Financial Futures - Short

  266 Contracts  U.S. Treasury - 5-year Note
                  expires September 2004,
                  principal amount $28,654,375,
                  value $29,127,000
                  cumulative appreciation  .........................$  (472,625)

1,198 Contracts  U.S. Treasury - 10-year Note
                  expires September 2004,
                  principal amount $130,236,542,
                  value $132,641,063
                  cumulative appreciation  .........................$(2,404,521)



                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                Market Value              % of Investment
                                                                      Securities
Belgium                              $    3,024,922                         0.2%
Bermuda                                   3,120,000                         0.2
Canada                                   13,475,186                         0.9
Denmark                                   5,751,865                         0.5
Germany                                   7,841,172                         0.5
Luxembourg                               18,185,490                         1.3
Mexico                                    1,743,000                         0.1
Netherlands                               3,592,283                         0.2
United Kingdom                            8,976,751                         0.6
United States++                       1,379,101,840                        95.5
                                     --------------                       -----
Total                                $1,444,812,509                       100.0%
                                     ==============                       =====

++ Includes Short-Term Securities (75.2% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
Open at July 31, 2004

CURRENCY SOLD AND      CURRENCY UNITS       CURRENCY       UNREALIZED
 SETTLEMENT DATE            SOLD         VALUE IN $ U.S.   GAIN/(LOSS)
----------------------------------------------------------------------
Euro 9/27/04             12,700,000        $15,276,130       $37,120
----------------------------------------------------------------------
Total                                      $15,276,130       $37,120

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
PLC      Public Limited Company
*        Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)  Rate is subject to change. Rate shown reflects current rate.
(pi)     Security is a U.S. Treasury Inflation-Protected Security (TIPS).
(B)      Security is illiquid.
(sigma)  Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
As of July 31, 2004

                      Acquisition       Acquisition               Value as %
Security                  Date             Cost        Value    of Market Value
------------------------------------------------------------------------------
Allegheny Energy
Supply Company LLC,
8.25%, bonds, due      3/12/04-
4/15/12 (144A)         5/11/04          $3,989,894   $6,281,250       0.4%
------------------------------------------------------------------------------

The Fund has registered rights for certain restricted securities held as of July 31, 2004. The issuer incurs all registration costs.

Variable rate notes are notes, the interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2004.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Flexible Income Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

----------------------------------------------
                                    VALUE AT
FUND                             July 31, 2004
----------------------------------------------
Janus Flexible Income Fund       $282,676,674
----------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

----------------------------------------------
                            CASH COLLATERAL AT
FUND                           July 31, 2004
----------------------------------------------
Janus Flexible Income Fund     $288,415,344
----------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized    Net Appreciation/
                     Appreciation    (Depreciation)   (Depreciation)
----------------------------------------------------------------------
  $1,431,403,970      $28,340,793    $(14,932,254)     $13,408,539
----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.


RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                         Market Value
--------------------------------------------------------------------------------

Common Stock - 94.9%
Advertising Sales - 0.6%
   2,132,042   Lamar Advertising Co.                            $    85,729,409
Aerospace and Defense - 1.9%
   1,175,020   Boeing Co.#                                           59,632,265
     700,660   General Dynamics Corp.                                69,239,221
   2,890,920   Lockheed Martin Corp.                                153,189,851
                                                                    282,061,337
Airlines - 0.9%
   4,350,683   Ryanair Holdings PLC (ADR)*,**,#                     136,219,885
Apparel Manufacturers - 0.3%
   5,848,713   Burberry Group PLC**                                  39,883,383
Broadcast Services and Programming - 0.4%
   1,595,105   Clear Channel Communications, Inc.                    56,945,249
Building - Mobile Home and Manufactured Homes - 0.5%
   1,927,980   Winnebago Industries, Inc.(pound)                     71,046,063
Building - Residential and Commercial - 0.7%
     148,250   NVR, Inc.#                                            69,084,500
     404,420   Ryland Group, Inc.#                                   31,310,196
                                                                    100,394,696
Building and Construction Products - Miscellaneous - 0.6%
   2,954,685   Masco Corp.#                                          89,349,674
Cable Television - 6.9%
  37,740,967   Comcast Corp. - Special Class A#                   1,011,457,916
Chemicals - Specialty - 1.2%
   2,562,025   Ecolab, Inc.#                                         78,141,763
   1,744,145   Sigma-Aldrich Corp.#                                 100,183,688
                                                                    178,325,451
Commercial Banks - 0.6%
       8,209   Mitsubishi Tokyo Financial Group, Inc.**              73,432,084
       1,833   Sumitomo Mitsui Financial Group, Inc.**               11,035,333
                                                                     84,467,417
Commercial Services - Finance - 1.1%
   5,306,802   Paychex, Inc.#                                       162,971,889
Computer Services - 0.5%
   4,153,705   Ceridian Corp.#                                       74,766,690
Computers - 0%
      85,000   Dell, Inc.                                             3,014,950
Containers - Metal and Glass - 0.9%
   1,820,530   Ball Corp.                                           131,405,855
Containers - Paper and Plastic - 0.8%
   4,353,360   Bemis Company, Inc.                                  115,276,973
     166,960   Sealed Air Corp.*,#                                    7,920,582
                                                                    123,197,555
Cosmetics and Toiletries - 3.4%
   4,278,575   Colgate-Palmolive Co.                                227,620,189
   1,180,155   International Flavors & Fragrances, Inc.#             43,122,864
   4,359,330   Procter & Gamble Co.                                 227,339,060
                                                                    498,082,113
Dental Supplies and Equipment - 0.4%
     897,699   Patterson Companies, Inc.#                            65,909,061
Diversified Minerals - 0.6%
   1,688,905   Companhia Vale do Rio Doce (ADR)#                     91,031,980
Diversified Operations - 6.8%
   3,634,320   3M Co.                                               299,322,595
   2,102,140   Honeywell International, Inc.                         79,061,485
   1,923,795   Illinois Tool Works, Inc.#                           174,141,923
   1,601,980   Pentair, Inc.#                                        50,174,014
   2,629,429   Smiths Group PLC**                                    34,904,765
  11,477,720   Tyco International, Ltd. (New York Shares)#          355,809,321
                                                                    993,414,103
Diversified Operations-Commercial Services - 0.8%
   2,365,410   ARAMARK Corp.- Class B                                63,440,296
   2,407,860   Cendant Corp.                                         55,091,837
                                                                    118,532,133
E-Commerce/Products - 1.3%
   4,858,365   Amazon.com, Inc.#                                    189,087,566
E-Commerce/Services - 0.9%
   1,699,912   eBay, Inc.                                           133,154,107
Electronic Components - Semiconductors - 1.3%
   1,476,250   ATI Technologies, Inc. (New York Shares)*,#           23,767,625
     889,065   Broadcom Corp. - Class A#                             31,437,338
   6,604,645   Texas Instruments, Inc.                              140,877,078
                                                                    196,082,041
Entertainment Software - 0.3%
     810,400   Electronic Arts, Inc.                                 40,625,352
Fiduciary Banks - 2.6%
   8,516,325   Bank of New York Company, Inc.                       244,674,017
   3,566,485   Northern Trust Corp.#                                143,123,043
                                                                    387,797,060
Finance - Commercial - 0.3%
   1,205,825   CIT Group, Inc.                                       41,914,477
Finance - Investment Bankers/Brokers - 0.1%
     194,955   Goldman Sachs Group, Inc.                             17,193,081
Finance - Other Services - 0.1%
      63,335   Chicago Mercantile Exchange Holdings, Inc.#            7,948,543
Financial Guarantee Insurance - 2.1%
     470,490   MBIA, Inc.#                                           25,397,050
   3,939,145   MGIC Investment Corp.                                279,679,295
                                                                    305,076,345
Food - Retail - 0.4%
     687,020   Whole Foods Market, Inc.#                             56,555,486
Food - Wholesale/Distribution - 0.7%
   3,065,850   Sysco Corp.                                          105,618,533
Hazardous Waste Disposal - 0.2%
     632,425   Stericycle, Inc.#                                     30,988,825
Hospital Beds and Equipment - 0.4%
   1,045,845   Hillenbrand Industries, Inc.#                         59,393,538
Hotels and Motels - 0.5%
     431,260   Four Seasons Hotels, Inc.                             26,173,169
     941,510   Starwood Hotels & Resorts Worldwide, Inc.             42,367,950
                                                                     68,541,119
Human Resources - 1.0%
   5,326,385   Robert Half International, Inc.                      148,180,031
Industrial Automation and Robotics - 0.3%
   1,147,935   Rockwell Automation, Inc.#                            42,944,248
Instruments - Scientific - 0.3%
     788,235   Dionex Corp.*,#                                       37,196,810
Life and Health Insurance - 0.4%
   1,415,220   AFLAC, Inc.                                           56,099,321
Machine Tools and Related Products - 0.5%
   1,594,505   Kennametal, Inc.                                      70,158,220
Medical - Biomedical and Genetic - 0.1%
     422,365   Genentech, Inc.                                       20,560,728
Medical - Drugs - 0.3%
     379,776   Roche Holding A.G.**                                  37,551,619
Medical - HMO - 0.1%
     273,770   UnitedHealth Group, Inc.                              17,220,133
Medical - Hospitals - 0.3%
   1,014,270   HCA, Inc.#                                            39,201,536
Medical Instruments - 1.3%
   2,770,145   Apogent Technologies, Inc.*,#,(pound)                 90,029,713
   1,569,825   St. Jude Medical, Inc.                               106,952,177
                                                                    196,981,890
Medical Products - 1.9%
   2,722,293   Stryker Corp.#                                       129,798,930
     500,432   Synthes, Inc.                                         49,286,303
   1,037,065   Varian Medical Systems, Inc.                          71,567,856
     380,490   Zimmer Holdings, Inc.#                                29,035,192
                                                                    279,688,281
Metal Processors and Fabricators - 0.5%
   1,411,780   Precision Castparts Corp.#                            79,525,567
Multi-Line Insurance - 0.6%
   1,750,920   PartnerRe, Ltd.#                                      91,590,625
Multimedia - 6.5%
  57,374,424   Time Warner, Inc.#                                   955,284,160
Networking Products - 4.2%
  28,715,340   Cisco Systems, Inc.                                  599,001,992
     600,230   Juniper Networks, Inc.#                               13,781,281
                                                                    612,783,273
Optical Supplies - 0.9%
   1,763,575   Alcon, Inc. (New York Shares)**,#                    135,089,845
Pharmacy Services - 0.3%
   1,595,460   Caremark Rx, Inc.                                     48,661,530
Property and Casualty Insurance - 0.7%
   2,382,015   W. R. Berkley Corp.#                                  97,519,694
Reinsurance - 2.0%
         354   Berkshire Hathaway, Inc. - Class A*,#                 30,886,500
      55,738   Berkshire Hathaway, Inc. - Class B*,#                161,305,772
   1,830,450   RenaissanceRe Holdings, Ltd.#                         97,013,850
                                                                    289,206,122
Retail - Apparel and Shoe - 1.5%
   2,607,030   Foot Locker, Inc.                                     58,658,175
   6,801,410   Gap, Inc.#                                           154,392,007
                                                                    213,050,182
Retail - Discount - 0.8%
   2,968,624   Costco Wholesale Corp.#                              120,704,252
Retail - Drug Store - 2.4%
   9,630,140   Walgreen Co.#                                        350,537,096
Retail - Office Supplies - 0.7%
   3,424,840   Staples, Inc.                                         98,909,379
Retail - Regional Department Stores - 0.5%
   1,458,670   Kohl's Corp.#                                         66,748,739
Retail - Restaurants - 1.9%
   8,145,415   McDonald's Corp.                                     223,998,912
   1,470,070   Outback Steakhouse, Inc.#                             59,699,543
                                                                    283,698,455
Schools - 1.0%
   1,393,155   Apollo Group, Inc. - Class A#                        116,398,100
     253,240   Strayer Education, Inc.#                              24,670,641
                                                                    141,068,741
Semiconductor Components/Integrated Circuits - 13.7%
  25,187,705   Linear Technology Corp.(pound)                       984,839,266
  21,479,735   Maxim Integrated Products, Inc.(pound)             1,033,175,253
                                                                  2,018,014,519
Semiconductor Equipment - 0.9%
   3,863,970   Applied Materials, Inc.*                              65,571,571
   1,652,690   KLA-Tencor Corp.*,#                                   68,107,355
                                                                    133,678,926
Soap and Cleaning Preparations - 0.3%
   1,773,126   Reckitt Benckiser PLC**                               48,493,982
Telecommunication Equipment - 0.5%
   6,743,265   Nokia Oyj (ADR)**,#                                   78,356,739
Telecommunication Equipment - Fiber Optics - 0.5%
   5,910,965   Corning, Inc.                                         73,059,527
Television - 2.7%
  13,650,442   Univision Communications, Inc. - Class A*,(pound)    395,453,305
Therapeutics - 0.0%
      92,770   Gilead Sciences, Inc.                                  5,996,653
Transportation - Railroad - 0.7%
   2,144,935   Canadian National Railway Co. (New York Shares)       96,586,423
Transportation - Services - 2.8%
   5,617,865   United Parcel Service, Inc. - Class B#               404,261,565
Web Portals/Internet Service Providers - 0.7%
   3,120,210   Yahoo!, Inc.                                          96,102,468
--------------------------------------------------------------------------------
Total Common Stock (cost $10,084,460,490)                        13,918,347,466
--------------------------------------------------------------------------------
Corporate Bonds - 0.5%
Advertising Sales - 0.3%
  $36,420,000  Lamar Advertising Co., 2.875% convertible senior
                notes, due 12/31/10                                  38,195,475
Medical - Biomedical and Genetic - 0.1%
  14,200,000   Invitrogen Corp., 2.00% convertible senior notes,
                due 8/1/23 (144A)                                    14,998,750
Software Tools - 0.1%
  20,000,000   Mercury Interactive Corp., 0% convertible senior
                notes, due 5/1/08 (144A)                             19,200,000
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $72,456,640)                             72,394,225
--------------------------------------------------------------------------------
Preferred Stock - 0.1%
Multi-Line Insurance - 0.1%
     211,000   PartnerRe, Ltd., 8.00% (cost $11,265,360)             10,697,700
--------------------------------------------------------------------------------
Other Securities - 4.4%
   6,627,164   Letter of Credit+                                      6,627,164
 652,188,601   State Street Navigator Securities Lending
                Prime Portfolio+                                    652,188,601
--------------------------------------------------------------------------------
Total Other Securities (cost $658,815,765)                          658,815,765
--------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
  $15,600,000  UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $15,601,768
                collateralized by $88,068,509
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43; with a
                value of $15,912,030 (cost $15,600,000)              15,600,000
--------------------------------------------------------------------------------
Total Investments (total cost $10,842,598,255) - 100%           $14,675,855,156
--------------------------------------------------------------------------------

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                Market Value              % of Investment
                                                                      Securities
Bermuda                             $   555,111,496                         3.8%
Brazil                                   91,031,980                         0.6
Canada                                  146,527,217                         1.1
Finland                                  78,356,739                         0.5
Ireland                                 136,219,885                         0.9
Japan                                    84,467,417                         0.6
Switzerland                             172,641,464                         1.2
United Kingdom                          123,282,130                         0.8
United States++                      13,288,216,828                        90.5
                                     ---------------                      -----
Total                               $14,675,855,156                       100.0%
                                     ===============                      =====

++Includes Short-Term Securities (86.0% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
Open at July 31, 2004

--------------------------------------------------------------------------------
CURRENCY SOLD AND                     CURRENCY       CURRENCY        UNREALIZED
SETTLEMENT DATE                      UNITS SOLD   VALUE IN $ U.S.    GAIN/(LOSS)
--------------------------------------------------------------------------------
British Pound 9/27/04                3,500,000     $  6,329,281       $ (18,781)
--------------------------------------------------------------------------------
British Pound 11/19/04              23,600,000       42,485,964        (250,331)
--------------------------------------------------------------------------------
Euro 9/27/04                        74,500,000       89,611,943         922,521
--------------------------------------------------------------------------------
Japanese Yen 9/27/04             4,115,000,000       37,022,248         216,586
--------------------------------------------------------------------------------
Swiss Franc 10/15/04                45,800,000       35,903,528        (618,474)
--------------------------------------------------------------------------------
Total                                              $211,352,964       $ 251,521
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
PLC                 Public Limited Company
New York Shares     Securities of foreign companies trading on the
                    New York Stock Exchange
144A                Securities sold under Rule 144A of the Securities Act
                    of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Variable rate notes are notes, the interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2004.

(pound) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the quarter ended July 31, 2004.

------------------------------------------------------------------------------------------------------------------------------------
                                     Purchases                      Sales              Realized       Dividend      Market Value
                                Shares         Cost       Shares            Cost      Gain/(Loss)      Income        at 7/31/04
------------------------------------------------------------------------------------------------------------------------------------
Janus Fund

Apogent Technologies, Inc.            --            --    1,762,525      $43,993,944    $12,901,666            --      $90,029,713

Linear Technology Corp.               --            --      100,000        1,798,970      1,962,562    $2,015,016      984,839,266

Maxim Integrated Products,
Inc.                                  --            --      100,000        4,971,210       (221,631)    1,726,379    1,033,175,253

Univision Communications,
Inc. - Class A                        --            --           --               --             --            --      395,453,305

Winnebago Industries, Inc.        76,170     2,040,541       11,390          305,130        103,728        96,969       71,046,063
------------------------------------------------------------------------------------------------------------------------------------

                                            $2,040,541                   $51,069,254    $14,746,325    $3,838,364   $2,574,543,600
------------------------------------------------------------------------------------------------------------------------------------


The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

---------------------------------------------------
                                Value at
Fund                         July 31, 2004
---------------------------------------------------
Janus Fund                    $644,680,110
---------------------------------------------------



As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

---------------------------------------------------
                          Cash Collateral at
Fund                         July 31, 2004
---------------------------------------------------
Janus Fund                   $658,815,765
---------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.


OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------
Federal Tax Cost     Unrealized       Unrealized     Net Appreciation/
                     Appreciation    (Depreciation)   (Depreciation)
----------------------------------------------------------------------
 $10,850,364,885    $4,510,935,042   $(685,444,771)   $3,825,490,271
----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS GLOBAL LIFE SCIENCES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
--------------------------------------------------------------------------------

Common Stock - 84.7%
Diagnostic Equipment - 1.5%
     874,435   Cytyc Corp.                                       $   21,135,094
Diversified Operations - 2.4%
   1,076,730   Tyco International, Ltd. (New York Shares)            33,378,630
Health Care Cost Containment - 1.0%
     407,545   McKesson Corp.                                        13,110,723
Hospital Beds and Equipment - 1.7%
     516,375   Kinetic Concepts, Inc.                                23,195,565
Instruments - Scientific - 1.8%
     434,555   Fisher Scientific International, Inc.#                25,291,101
Medical - Biomedical and Genetic - 11.2%
     624,120   Amgen, Inc.                                           35,499,945
     194,654   Biogen Idec, Inc.                                     11,679,240
     436,264   Cambridge Antibody Technology Group PLC**              3,926,947
     325,950   Celgene Corp.#                                        17,382,914
     730,570   Genentech, Inc.                                       35,564,147
     564,970   Genzyme Corp.*                                        28,971,661
     293,225   Invitrogen Corp.#                                     15,388,448
     295,570   Neurochem, Inc. (New York Shares)*,#                   5,137,007
                                                                    153,550,309
Medical - Drugs - 27.8%
     274,147   Altana A.G.**                                         14,885,661
     140,965   Cephalon, Inc.#                                        7,121,552
   1,184,400   Chugai Pharmaceutical Company, Ltd.**                 18,586,116
     599,640   Elan Corporation PLC (ADR)#                           12,322,602
     408,845   Eli Lilly and Co.                                     26,051,603
     477,825   Forest Laboratories, Inc.                             24,029,819
     812,510   IVAX Corp.#                                           19,378,364
   1,500,000   Ligand Pharmaceuticals, Inc. - Class B*,#             20,715,000
     189,025   Medicis Pharmaceutical Corp. - Class A#                6,761,424
     285,225   Merck & Company, Inc.                                 12,934,954
     234,297   Merck KGaA**                                          13,139,363
     615,299   Novartis A.G.**                                       27,534,191
     849,785   Pfizer, Inc.                                          27,159,129
     436,215   Pharmion Corp.                                        19,577,329
     376,749   Roche Holding A.G.**                                  37,252,313
     464,200   Sankyo Company, Ltd.**                                10,016,608
     400,148   Sanofi-Synthelabo S.A.#,**                            26,544,854
   1,095,630   Schering-Plough Corp.                                 21,320,960
     179,000   Takeda Pharmaceutical Company, Ltd.**                  8,367,413
     551,415   Valeant Pharmaceuticals International#                 9,655,277
     489,240   Wyeth                                                 17,319,096
                                                                    380,673,628
Medical - Generic Drugs - 1.9%
     255,330   Barr Pharmaceuticals, Inc.*                            8,770,586
     602,740   Teva Pharmaceutical Industries, Ltd. (ADR)#           17,841,104
                                                                     26,611,690
Medical - HMO - 7.4%
     222,430   Aetna, Inc.                                           19,084,494
     388,540   Anthem, Inc.*,#                                       32,042,894
     561,390   PacifiCare Health Systems, Inc.#                      17,161,692
     530,000   UnitedHealth Group, Inc.                              33,337,000
                                                                    101,626,080
Medical - Hospitals - 2.4%
     311,995   HCA, Inc.                                             12,058,606
     431,630   Health Management Associates, Inc. - Class A           8,658,498
     823,905   Province Healthcare Co.                               11,971,340
                                                                     32,688,444
Medical Instruments - 6.0%
     650,825   Boston Scientific Corp.                               24,900,564
     378,230   Guidant Corp.                                         20,923,684
     347,500   Medtronic, Inc.                                       17,260,325
     294,055   St. Jude Medical, Inc.                                20,033,967
                                                                     83,118,540
Medical Products - 6.7%
     216,950   Cyberonics, Inc.*,#                                    6,070,261
     139,352   EPIX Medical, Inc.*,#                                  2,515,304
     249,835   Johnson & Johnson                                     13,808,380
   3,271,153   Smith & Nephew PLC**                                  33,013,703
     182,563   Synthes, Inc.                                         17,980,176
     252,560   Zimmer Holdings, Inc.                                 19,272,854
                                                                     92,660,678
Optical Supplies - 2.4%
     323,025   Alcon, Inc. (New York Shares)**                       24,743,715
     101,550   Allergan, Inc.#                                        7,681,242
                                                                     32,424,957
Pharmacy Services - 4.4%
     510,190   Accredo Health, Inc.                                  16,530,156
   1,021,650   Caremark Rx, Inc.                                     31,160,325
     425,755   Medco Health Solutions, Inc.                          12,900,377
                                                                     60,590,858
Therapeutics - 6.1%
     378,700   Amylin Pharmaceuticals, Inc.*,#                        7,801,220
     695,075   Cypress Bioscience, Inc.*,#                            6,943,799
     356,095   Gilead Sciences, Inc.                                 23,017,981
   1,097,620   MGI Pharma, Inc.#                                     30,744,337
     316,990   Neurocrine Biosciences, Inc.                          14,762,224
                                                                     83,269,561
--------------------------------------------------------------------------------
Total Common Stock (cost $917,938,217)                            1,163,325,858
--------------------------------------------------------------------------------
Other Securities - 8.8%
   121,079,458 State Street Navigator Securities Lending
               Prime Portfolio + (cost $121,079,458)                121,079,458
--------------------------------------------------------------------------------
Repurchase Agreements - 6.5%
  $30,700,000  Citigroup Global Markets, Inc. 1.3625%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $30,703,486
                collateralized by $30,880,485
                in U.S. Government Agencies
                0% - 8.125%, 12/20/04 - 8/6/38
                $2,412,744 in U.S. Treasury Notes/Bonds
                1.625% - 14.00%, 1/31/05 - 11/15/26;
                with respective values of $28,691,504
                and $2,622,512                                       30,700,000

   59,300,000  UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $59,306,721
                collateralized by $334,773,241
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43; with a
                value of $60,486,115                                 59,300,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $90,000,000)                       90,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,129,017,675) - 100%             $1,374,405,316
--------------------------------------------------------------------------------

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                               Market Value               % of Investment
                                                                      Securities
Bermuda                             $   33,378,630                          2.4%
Canada                                   5,137,007                          0.4
France                                  26,544,854                          1.9
Germany                                 28,025,024                          2.0
Ireland                                 12,322,602                          0.9
Israel                                  17,841,104                          1.3
Japan                                   36,970,137                          2.7
Switzerland                             89,530,219                          6.6
United Kingdom                          36,940,650                          2.7
United States++                      1,087,715,089                         79.1
                                     --------------                       -----
Total                                $1,374,405,316                       100.0%
                                     ==============                       =====

++Includes Short-Term Securities (63.8% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
Open at July 31, 2004

--------------------------------------------------------------------------------
CURRENCY SOLD AND                       CURRENCY      CURRENCY      UNREALIZED
SETTLEMENT DATE                        UNITS SOLD  VALUE IN $U.S.  GAIN/(LOSS)
--------------------------------------------------------------------------------
British Pound 9/27/04                     800,000    $ 1,446,693     $ (30,973)
--------------------------------------------------------------------------------
British Pound 10/15/04                    500,000        902,774       (22,274)
--------------------------------------------------------------------------------
British Pound 11/19/04                  4,300,000      7,741,087      (152,037)
--------------------------------------------------------------------------------
Euro 9/27/04                            6,100,000      7,337,354        49,346
--------------------------------------------------------------------------------
Japanese Yen 9/27/04                1,100,000,000      9,896,591       513,842
--------------------------------------------------------------------------------
Swiss Franc 9/27/04                     2,300,000      1,801,883        15,150
--------------------------------------------------------------------------------
Swiss Franc 10/15/04                   14,500,000     11,366,837      (195,805)
--------------------------------------------------------------------------------
Total                                                $40,493,219     $ 177,249
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                American Depositary Receipt
New York Shares    Securities of foreign companies trading on the
                   New York Stock Exchange
PLC                Public Limited Company
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Global Life Sciences Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

----------------------------------------------------
                                        Value at
Fund                                 July 31, 2004
----------------------------------------------------
Janus Global Life Sciences Fund      $117,640,847
----------------------------------------------------


As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

----------------------------------------------------
                                  Cash Collateral at
Fund                                July 31, 2004
----------------------------------------------------
Janus Global Life Sciences Fund      $121,079,458
----------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized          Net
                     Appreciation    (Depreciation)   Appreciation/
                                                     (Depreciation)
---------------------------------------------------------------------
  $1,145,402,456     $267,873,546    $(38,870,686)    $229,002,860
---------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.


INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                       Market Value
--------------------------------------------------------------------------------
Common Stock - 74.3%
Advertising Agencies - 2.2%
     337,430   Interpublic Group of Companies, Inc.              $    4,315,730
Beverages - Wine and Spirits - 0.8%
     129,857   Diageo PLC**                                           1,609,280
Brewery - 0.8%
      53,156   Heineken N.V.                                          1,665,845
Broadcast Services and Programming - 2.5%
      40,570   Grupo Televisa S.A. (ADR)                              1,906,790
     372,475   Liberty Media Corp. - Class A                          3,158,588
                                                                      5,065,378
Cable Television - 0.3%
      18,623   Liberty Media International, Inc. - Class A#             580,665
Chemicals - Specialty - 2.0%
      47,080   Syngenta A.G.                                          3,891,593
Diversified Operations - 9.2%
     573,028   Smiths Group PLC**                                     7,606,749
     342,185   Tyco International, Ltd. (New York Shares)            10,607,736
                                                                     18,214,485
Electronic Components - Miscellaneous - 2.1%
     172,336   Koninklijke (Royal) Philips Electronics N.V.           4,178,723
Electronic Design Automation - 2.4%
      98,860   Cadence Design Systems, Inc.                           1,331,644
     135,750   Synopsys, Inc.                                         3,433,118
                                                                      4,764,762
Finance - Investment Bankers/Brokers - 2.3%
     122,490   JPMorgan Chase & Co.                                   4,572,552
Finance - Mortgage Loan Banker - 1.8%
      55,010   Freddie Mac                                            3,537,693
Food - Diversified - 0.9%
       6,727   Nestle S.A.                                            1,719,411
Health Care Cost Containment - 0.8%
     118,915   First Health Group Corp.*,#                            1,667,188
Home Decoration Products - 2.0%
      84,304   Hunter Douglas N.V.                                    3,958,411
Machinery - Pumps - 2.6%
     129,772   Pfeiffer Vacuum Technology A.G.                        5,163,695
Medical - Drugs - 3.8%
     144,787   GlaxoSmithKline PLC**                                  2,940,920
      99,100   Takeda Pharmaceutical Company, Ltd.**                  4,632,461
                                                                      7,573,381
Medical - Hospitals - 3.8%
     122,540   Health Management Associates, Inc. - Class A#          2,458,152
     462,080   Tenet Healthcare Corp.*                                5,166,055
                                                                      7,624,207
Miscellaneous Manufacturing - 5.6%
   5,074,581   FKI PLC**                                             11,165,700
Multimedia - 6.1%
     184,494   Vivendi Universal S.A.                                 4,613,461
     322,980   Walt Disney Co.                                        7,457,608
                                                                     12,071,069
Property and Casualty Insurance - 8.0%
         358   Millea Holdings, Inc.**                                5,267,776
   1,732,000   Nipponkoa Insurance Company, Ltd.**                   10,660,374
                                                                     15,928,150
Publishing - Books - 0.8%
     130,167   Reed Elsevier N.V.                                     1,664,307
Publishing - Newspapers - 1.1%
     988,117   Independent News & Media PLC                           2,260,321
Radio - 4.2%
     169,000   Nippon Broadcasting System, Inc.**                     8,354,852
Reinsurance - 3.3%
       2,259   Berkshire Hathaway, Inc. - Class B*                    6,537,546
Rubber/Plastic Products - 3.3%
     381,000   Tenma Corp.**                                          6,583,877
Toys - 1.6%
     185,250   Mattel, Inc.                                           3,245,580
--------------------------------------------------------------------------------
Total Common Stock (cost $114,756,215)                              147,914,401
--------------------------------------------------------------------------------
Preferred Stock - 1.0%
Soap and Cleaning Preparations - 1.0%
      27,519   Henkel KGaA (cost $1,807,379)                          2,024,333
--------------------------------------------------------------------------------
Rights - 0%
Cable Television - 0%
       3,724   Liberty Media International, Inc. -
               Class A* (cost $0)                                        22,381
--------------------------------------------------------------------------------
Other Securities - 1.6%
   3,207,014   State Street Navigator Securities Lending
               Prime Portfolio+ (cost $3,207,014)                     3,207,014
--------------------------------------------------------------------------------
Repurchase Agreement - 3.1%
  $6,200,000   UBS Financial Services, Inc. 1.36%
                    dated 7/30/04, maturing 8/2/04
                    to be repurchased at $6,200,703
                    collateralized by $35,001,587
                    in U.S. Government Agencies
                    0% - 305.1519%, 3/15/11 - 2/25/43;
                    with a value of $6,324,012
                    (cost $6,200,000)                                 6,200,000
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 20.0%
  39,900,000   Fannie Mae, 1.28%, due 8/2/04
                (amortized cost $39,898,581)                         39,898,581
--------------------------------------------------------------------------------
Total Investments (total cost $165,869,189) - 100%               $  199,266,710
--------------------------------------------------------------------------------

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                 Market Value            % of Investment
                                                                     Securities
Bermuda                                 $ 10,607,736                       5.3%
France                                     4,613,461                       2.3
Germany                                    7,188,028                       3.6
Ireland                                    2,260,321                       1.1
Japan                                     35,499,340                      17.8
Mexico                                     1,906,790                       1.0
Netherlands                               11,467,286                       5.8
Switzerland                                5,611,004                       2.8
United Kingdom                            23,322,649                      11.7
United States++                           96,790,095                      48.6
                                         ------------                    -----
Total                                   $199,266,710                     100.0%
                                        ============                     =====

++Includes Short-Term Securities (23.8% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
   Open at July 31,2004


                               CURRENCY        CURRENCY
CURRENCY SOLD AND               UNITS          VALUE IN      UNREALIZED
SETTLEMENT DATE                 SOLD           $ U.S.        GAIN/(LOSS)
--------------------------------------------------------------------------------
British Pound 10/15/04        2,000,000      $ 3,611,097        $(89,097)

British Pound 11/19/04          500,000          900,126          12,818

Japanese Yen 9/27/04      1,770,000,000       15,924,515         821,615
--------------------------------------------------------------------------------
Total                                        $20,435,738        $745,336

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
New York Shares     Securities of foreign companies trading on the New
                    York Stock Exchange
PLC                 Public Limited Company
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Global Opportunities Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.


REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

----------------------------------------------------
                                         Value at
Fund                                  July 31, 2004
----------------------------------------------------
Janus Global Opportunities Fund        $3,126,124
----------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

----------------------------------------------------
                                  Cash Collateral at
Fund                                July 31, 2004
----------------------------------------------------
Janus Global Opportunities Fund       $3,207,014
----------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.


Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------
 Federal Tax Cost     Unrealized      Unrealized    Net Appreciation/
                     Appreciation   (Depreciation)    (Depreciation)
---------------------------------------------------------------------
   $165,879,608       $37,106,720    $(3,719,618)      $33,387,102
---------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS GLOBAL TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
--------------------------------------------------------------------------------

Common Stock - 90.6%
Applications Software - 3.8%
     136,068   Infosys Technologies, Ltd.                        $    4,558,828
     253,065   Intuit, Inc.*                                          9,474,754
     104,535   Mercury Interactive Corp.*                             3,821,800
   1,186,545   Microsoft Corp.                                       33,769,070
                                                                     51,624,452
Audio and Video Products - 1.6%
     250,600   Pioneer Corp.**                                        5,418,743
     899,088   Thomson**,#                                           16,756,420
                                                                     22,175,163
Automotive - Cars and Light Trucks - 1.8%
   2,241,000   Nissan Motor Company, Ltd.**                          24,168,337
Automotive - Truck Parts and Equipment - Original - 0.1%
      12,135   Autoliv, Inc.                                            510,762
       7,300   Autoliv, Inc. (SDR)                                      303,457
                                                                        814,219
Cable Television - 0.6%
     288,010   EchoStar Communications Corp. - Class A                7,983,637
Chemicals - Diversified - 0.2%
      60,500   Nitto Denko Corp.**                                    2,529,541
Computer Aided Design - 1.0%
     292,493   Dassault Systemes S.A.**                              13,117,463
Computer Services - 3.0%
     467,155   Atos Origin S.A.**,#                                  27,564,733
   4,670,615   LogicaCMG PLC**                                       13,971,415
                                                                     41,536,148
Computers - 4.6%
     965,725   Dell, Inc.                                            34,254,266
     319,490   IBM Corp.                                             27,817,994
   1,193,000   Wistron Corp.                                            537,008
                                                                     62,609,268
Computers - Memory Devices - 2.2%
   1,469,785   EMC Corp.*                                            16,123,541
     428,545   SanDisk Corp.#                                        10,422,214
     174,790   Storage Technology Corp.*                              4,361,011
                                                                     30,906,766
Computers - Peripheral Equipment - 1.3%
     190,150   InFocus Corp.*,#                                       1,684,729
     377,498   Logitech International S.A.                           16,332,133
                                                                     18,016,862
Consulting Services - 0.1%
      51,460   Accenture, Ltd. - Class A (New York Shares)*           1,267,460
Data Processing and Management - 0.3%
     213,055   VERITAS Software Corp.                                 4,060,828
E-Commerce/Products - 2.7%
     943,070   Amazon.com, Inc.                                      36,704,284
E-Commerce/Services - 1.5%
     262,935   eBay, Inc.                                            20,595,699
Electric Products - Miscellaneous - 3.2%
     283,640   LG Electronics, Inc.**                                11,811,260
      77,920   Samsung Electronics Company, Ltd.**                   27,783,360
   1,328,000   Toshiba Corp.**                                        4,873,285
                                                                     44,467,905
Electronic Components - Miscellaneous - 7.2%
   1,362,471   Chi Mei Optoelectronics Corp. (GDR)*                  17,603,125
   8,403,852   Hon Hai Precision Industry Company, Ltd.              30,287,494
     121,770   KH Vatec Company, Ltd.**                               3,685,898
     987,111   Koninklijke (Royal) Philips Electronics N.V.**        23,935,006
     732,100   LG.Philips LCD Co. (ADR)**,#                          10,322,610
     140,680   Samsung SDI Company, Ltd.**                           13,171,834
                                                                     99,005,967
Electronic Components - Semiconductors - 12.0%
     867,860   Advanced Micro Devices, Inc.#                         10,839,571
   8,596,394   ARM Holdings PLC**                                    16,452,762
     865,110   ATI Technologies, Inc. (New York Shares)*             13,928,271
     560,625   Broadcom Corp. - Class A                              19,823,700
   3,243,000   Chartered Semiconductor Manufacturing, Ltd.            1,922,336
     198,975   International Rectifier Corp.*,#                       7,799,820
     511,490   Intersil Corp. - Class A#                              9,396,071
     114,280   Leadis Technology, Inc.*                               1,257,080
     913,190   Micron Technology, Inc.*                              12,355,461
     122,000   Sanken Electric Company, Ltd.**                        1,368,265
     262,085   STMicroelectronics N.V.**,#                            4,871,891
     627,535   STMicroelectronics N.V. (New York Shares)**,#         11,709,803
   1,712,805   Texas Instruments, Inc.                               36,534,132
     178,895   Volterra Semiconductor Corp.**                         1,447,261
     509,840   Xilinx, Inc.                                          15,004,591
                                                                    164,711,015
Electronic Design Automation - 1.7%
   1,048,000   Cadence Design Systems, Inc.#                         14,116,560
     392,250   Synopsys, Inc.                                         9,920,003
                                                                     24,036,563
Electronic Measuring Instruments - 1.1%
     265,200   Advantest Corp.**                                     15,513,920
Enterprise Software/Services - 1.3%
   1,116,985   Oracle Corp.                                          11,739,512
      38,081   SAP A.G.**                                             6,111,483
                                                                     17,850,995
Entertainment Software - 4.2%
   1,166,480   Electronic Arts, Inc.                                 58,475,642
Internet Connectivity Services - 0.5%
     317,815   NDS Group PLC (ADR)**,#                                7,198,510
Internet Security - 1.7%
     502,125   Check Point Software Technologies, Ltd.
                (New York Shares)                                    9,987,266
     280,225   Symantec Corp.                                        13,103,321
                                                                     23,090,587
Medical Instruments - 1.2%
      67,950   Guidant Corp.                                          3,758,994
     248,445   Medtronic, Inc.                                       12,340,263
                                                                     16,099,257
Miscellaneous Manufacturing - 0.3%
     242,209   Applied Films Corp.*,#                                 4,517,198
Networking Products - 2.2%
   1,366,774   Cisco Systems, Inc.                                   28,510,906
     206,223   NETGEAR, Inc.*,#                                       2,353,004
   2,307,692   Yipes Communication, Inc.*, (sigma),(pound)                    0
                                                                     30,863,910
Office Automation and Equipment - 1.6%
     450,000   Canon, Inc.**                                         21,964,021
Printing - Commercial - 0.2%
     296,000   Toppan Printing Company, Ltd.**                        2,958,539
Retail - Consumer Electronics - 0.2%
      56,760   Best Buy Company, Inc.                                 2,733,562
Semiconductor Components/Integrated Circuits - 5.7%
   1,267,270   Marvell Technology Group, Ltd.*                       29,426,010
     509,760   Maxim Integrated Products, Inc.                       24,519,456
     147,700   NEC Electronics Corp.**,#                              7,633,143
     297,370   PowerDsine, Ltd. (New York Shares)*                    3,360,281
   2,851,000   Siliconware Precision Industries Co.                   1,887,246
   7,438,405   Taiwan Semiconductor Manufacturing Company, Ltd.       9,388,278
     580,355   Vitesse Semiconductor Corp.*,#                         1,624,994
                                                                     77,839,408
Semiconductor Equipment - 5.4%
   1,386,610   Applied Materials, Inc.*                              23,530,772
     322,968   Credence Systems Corp.*,#                              2,893,793
     490,500   KLA-Tencor Corp.*                                     20,213,505
     127,765   Novellus Systems, Inc.*                                3,449,655
     749,295   Teradyne, Inc.*,#                                     12,812,945
     230,800   Tokyo Electron, Ltd.**                                11,285,810
                                                                     74,186,480
Telecommunication Equipment - 6.6%
   1,148,000   Alcatel S.A. (ADR)**,#                                14,855,120
     230,145   Harris Corp.                                          10,927,285
   3,071,225   Nokia Oyj (ADR)**                                     35,687,634
     422,360   Telefonaktiebolaget LM Ericsson (ADR)#                11,281,236
   1,014,895   UTStarcom, Inc.*,#                                    18,531,982
                                                                     91,283,257
Telecommunication Equipment - Fiber Optics - 1.6%
   1,793,680   Corning, Inc.                                         22,169,885
Telecommunication Services - 0.6%
     353,565   Amdocs, Ltd. (New York Shares)**                       7,672,361
Television - 1.4%
   1,702,056   British Sky Broadcasting Group PLC**                  18,709,861
Web Portals/Internet Service Providers - 4.4%
     291,005   EarthLink, Inc.                                        2,872,219
     151,535   Netease.com, Inc. (ADR)*,#                             5,644,679
   1,339,433   Yahoo!, Inc.                                          41,254,537
       1,389   Yahoo Japan Corp.*,**                                 11,016,787
                                                                     60,788,222
Wireless Equipment - 1.5%
   1,055,420   Motorola, Inc.                                        16,812,841
     718,920   RF Micro Devices, Inc.*,#                              4,256,006
                                                                     21,068,847
--------------------------------------------------------------------------------
Total Common Stock (cost $1,054,721,203)                          1,245,316,039
--------------------------------------------------------------------------------
Corporate Bonds - 1.1%
Applications Software - 0.5%
  $6,975,000   Mercury Interactive Corp., 4.75% convertible
                notes, due 7/1/07 (144A)ss.                           6,879,094
Electronic Components - Semiconductors - 0.6%
   7,825,000   International Rectifier Corp., 4.25%
               convertible subordinated notes, due 7/15/07            7,678,281
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $13,961,174)                             14,557,375
--------------------------------------------------------------------------------
Preferred Stock - 0.6%
Wireless Equipment - 0.6%
     168,795   Crown Castle International Corp., convertible,
                6.25%#  (cost $8,439,750)                             7,659,073
--------------------------------------------------------------------------------
Other Securities - 7.7%
 105,905,788   State Street Navigator Securities Lending
               Prime Portfolio+ (cost $105,905,788)                 105,905,788
--------------------------------------------------------------------------------
Total Investments (total cost $1,183,027,915) - 100%             $1,373,438,275
--------------------------------------------------------------------------------

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                           Market Value  % of Investment
                                                                     Securities
Bermuda                                           $  30,693,470            2.2%
Canada                                               13,928,271            1.0
Cayman Islands                                        5,644,679            0.4
Finland                                              35,687,634            2.6
France                                               72,293,736            5.3
Germany                                               6,111,483            0.4
India                                                 4,558,828            0.3
Israel                                               13,347,547            1.0
Japan                                               108,730,391            8.0
Netherlands                                          40,516,700            3.0
Singapore                                             1,922,336            0.1
South Korea                                          66,774,962            4.9
Sweden                                               11,281,236            0.8
Switzerland                                          16,332,133            1.2
Taiwan                                               59,703,151            4.3
United Kingdom                                       64,004,909            4.7
United States++                                     821,906,809           59.8
                                                 --------------          -----
Total                                            $1,373,438,275          100.0%
                                                 ==============          =====

++Includes Short-Term Securities (52.1% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
   Open at July 31,2004


CURRENCY SOLD AND             CURRENCY UNITS   CURRENCY VALUE  UNREALIZED
SETTLEMENT DATE                    SOLD          IN $ U.S.     GAIN/(LOSS)
--------------------------------------------------------------------------
British Pound 9/27/04                900,00    $  1,627,529    $  (4,829)


British Pound 11/19/04             5,800,000     10,441,466     (250,866)

Euro 9/27/04                      26,600,000     31,995,674      258,326

Japanese Yen 9/27/04           2,725,000,000     24,516,555     (262,426)

Japanese Yen 10/15/04          2,300,000,000     20,712,672      662,793

South Korean Won 11/12/04     12,900,000,000     10,964,415      (85,684)

South Korean Won 11/15/04     19,600,000,000     16,656,752     (359,761)
--------------------------------------------------------------------------
Total                                          $116,915,063    $ (42,447)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                American Depositary Receipt
GDR                Global Depositary Receipt
New York Shares    Securities of foreign companies trading on the
                   New York Stock Exchange
PLC                Public Limited Company
SDR                Swedish Depositary Receipt
144A               Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions
                   on resale and may not be publicly sold without registration under the 1933 Act.
*         Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(sigma)   Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.
ss.       Schedule of Restricted and Illiquid Securities

(pound) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the quarter ended July 31, 2004.

                                                                        Market
                        PURCHASES       SALES     Realized   Dividend   Value
                      Shares  Cost  Shares  Cost Gain/(Loss)  Income  at 7/31/04
--------------------------------------------------------------------------------
JANUS GLOBAL
TECHNOLOGY FUND
Yipes Communication
Group, Inc.            --      --     --     --      --        $0         $0
--------------------------------------------------------------------------------

SS. SCHEDULE OF RESTRICTED AND ILLIQUID
SECURITIES

                                                                                  Value as
                                         Acquisition  Acquisition                   % of
JANUS GLOBAL TECHNOLOGY FUND                Date          Cost         Value    Market Value
----------------------------------------------------------------------------------------------
Mercury Interactive Corp., 4.75%
  convertible notes, due 7/1/07 (144A)     6/27/00     $14,630,000   $6,879,094     0.5%
----------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2004. The issuer incurs all registration costs.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Global Technology Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

-----------------------------------------------------
                                      Value at
Fund                                July 31, 2004
-----------------------------------------------------
Janus Global Technology Fund        $102,737,132
-----------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

---------------------------------------------------
                               Cash Collateral at
Fund                             July 31, 2004
---------------------------------------------------
Janus Global Technology
Fund                             $105,905,788
---------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized    Net Appreciation/
                     Appreciation    (Depreciation)   (Depreciation)
----------------------------------------------------------------------
  $1,193,154,820     $305,357,275    $(125,073,820)    $180,283,455
----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Principal Amount                                                  Market Value
--------------------------------------------------------------------------------

U.S. Government Agency Notes - 14.5%
 $10,000,000   Fannie Mae, 1.21%, 8/5/04                           $  9,998,656
  10,000,000   Fannie Mae, 6.50%, due 8/15/04                        10,020,170
   5,000,000   Fannie Mae, 1.351%, 10/15/04                           4,985,927
   5,000,000   Fannie Mae, 1.42%, 11/12/04                            4,979,686
  15,000,000   Federal Home Loan Bank System, 1.3462%, 11/24/04      14,998,874
  20,000,000   Federal Home Loan Bank System, 1.51%, 12/27/04        20,000,000
   5,000,000   Federal Home Loan Bank System, 1.45%, 1/11/05          5,000,000
   5,000,000   Federal Home Loan Bank System, 4.625%, 4/15/05         5,111,161
  10,000,000   Federal Home Loan Bank System, 1.29%, 9/16/05          9,996,472
  10,000,000   Freddie Mac, 1.40%, 8/11/04                           10,000,000
  10,000,000   Freddie Mac, 1.375%, 8/12/04                           9,995,799
   5,000,000   Freddie Mac, 1.28%, 10/7/04                            4,988,089
  10,000,000   Freddie Mac, 1.44%, 11/4/04                            9,959,361
   5,000,000   Freddie Mac, 1.52%, 12/2/04                            4,974,034
   5,000,000   Freddie Mac, 1.90%, 5/3/05                             4,927,431
   5,000,000   Freddie Mac, 2.00%, 5/31/05                            4,915,833
   5,000,000   Freddie Mac, 2.31%, 6/28/05                            4,893,804
--------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $139,745,297)              139,745,297
--------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 22.1%
  10,000,000   Fannie Mae, 1.35%, 9/10/04                            10,000,000
  10,000,000   Fannie Mae, 1.25%, 12/20/04                            9,998,059
  10,000,000   Fannie Mae, 1.3137%, 1/18/05                           9,998,764
  10,000,000   Fannie Mae, 1.35%, 2/18/05                             9,999,448
  10,000,000   Fannie Mae, 1.18%, 2/18/05                             9,998,834
  20,000,000   Fannie Mae, 1.4893%, 3/23/05                          19,997,974
  15,000,000   Fannie Mae, 1.385%-1.565%, 4/1/05                     14,851,500
  10,000,000   Fannie Mae, 1.47%, 10/03/05                            9,992,526
  17,000,000   Federal Farm Credit Bank, 1.33%, 8/24/04              16,999,534
  15,000,000   Federal Farm Credit Bank, 1.38%, 2/25/05              15,000,000
  15,000,000   Federal Home Loan Bank System, 1.30%, 4/7/05          14,999,999
  10,000,000   Federal Home Loan Bank System, 1.06%, 8/11/04          9,999,945
  20,000,000   Federal Home Loan Bank System, 1.2431%, 8/11/04       19,999,837
  15,000,000   Federal Home Loan Bank System, 0.985%, 8/25/04        14,999,654
  15,000,000   Federal Home Loan Bank System, 1.415%, 9/20/04        14,999,127
   5,000,000   Federal Home Loan Bank System, 1.284%, 8/2/05          4,999,221
   7,294,040   Freddie Mac, 1.50%, 1/15/42                            7,294,040
--------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $214,128,462)     214,128,462
--------------------------------------------------------------------------------
U.S. Government Guaranteed Loan Notes - 7.0%
  58,100,000   Army Air Force Exchange Service Command, 1.40%,
                8/2/04                                               58,100,000
  10,000,000   Army Air Force Exchange Service Command, 1.40%,
                8/19/04(B)                                           10,000,000
--------------------------------------------------------------------------------
Total U.S. Government Guaranteed Loan Notes (cost $68,100,000)       68,100,000
--------------------------------------------------------------------------------
Floating Rate Note - 0.3%
   2,840,384   GMACCM Mortgage Trust III Series 2000 - Class A,
                (credit enhanced and liquidity provided by
                Freddie Mac) 1.43%, 9/20/05(144A)ss.
                (cost $2,840,384)                                  $  2,840,384
--------------------------------------------------------------------------------
Repurchase Agreements - 56.1%
$120,600,000   ABN Amro Bank N.V., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $120,613,668
                collateralized by $123,104,000
                in U.S. Treasury Bills
                0%, 8/19/04 with a value of $123,012,903            120,600,000
 171,900,000   Citigroup Global Markets, Inc., 1.3625%
                dated 7/30/04, maturing 8/2/04 to be
                repurchased at $171,919,518 collateralized
                by $172,910,600 in U.S. Government Agencies
                0% - 8.125%, 12/20/04 - 8/6/38 $13,509,793
                in U.S. Treasury Notes/Bonds 1.625% -
                14.00%, 1/31/05 - 11/15/26 with respective
                values of $160,653,729 and $14,684,359              171,900,000
 150,000,000   Bear Stearns & Company, Inc., 1.3625%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $150,017,031
                collateralized by $221,645,000
                in U.S. Government Agencies
                0%, 8/1/34, with a value of $153,001,541            150,000,000
 100,000,000   Credit Suisse First Boston, Inc., 1.3625%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $100,011,354
                collateralized by $169,012,159
                in U.S. Government Agencies
                0% - 6.0%,4/15/18 - 4/20/34
                with a value of $102,004,095                        100,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $542,500,000)                     542,500,000
--------------------------------------------------------------------------------
Total Investments (total cost $967,314,143) - 100%                 $967,314,143
--------------------------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
(B)      Security is illiquid.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                               Value as
                                                                                 % of
                                   Acquisition    Acquisition                    Market
                                       Date          Cost           Value        Value
----------------------------------------------------------------------------------------------
Janus Government Money Market Fund

GMACCM Mortgage Trust III Series
 2000 - Class A
 (credit enhanced and liquidity
 provided by Freddie Mac)
 1.43%, 9/20/05 (144A)                12/7/00     $2,840,384      $2,840,384      0.3%
----------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2004. The issuer incurs all registration costs.

Variable rate notes are notes, the interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2004.


Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The Fund may invest in money market funds, including funds managed by Janus Capital. During the quarter ended July 31, 2004, the Fund recorded distributions from affiliated investment companies as dividend income, and had the following affiliated purchases and sales:


Janus Government Money                                            Dividends   Market Value
Market Fund                       Subscriptions     Redemptions     Paid       at 7/31/04
------------------------------------------------------------------------------------------
Janus Small Company Value Fund       --             $60,000,000    $45,279         -

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Government Money Market Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If managment believes that such valuation does not reflect the securities' fair value, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.


SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------
Federal Tax Cost     Unrealized       Unrealized    Net Appreciation/
                    Appreciation    (Depreciation)   (Depreciation)
---------------------------------------------------------------------
  $967,314,143           --               --               --
---------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                       Market Value
--------------------------------------------------------------------------------
Common Stock - 94.0%
Advertising Sales - 1.0%
   1,318,500    Lamar Advertising Co.*                           $   53,016,885
Applications Software - 2.8%
   5,160,762    Microsoft Corp.                                     146,875,287
Audio and Video Products - 0.7%
     437,285    Harman International Industries,
                 Inc.                                                37,488,443
Beverages - Non-Alcoholic - 1.5%
   1,570,533    PepsiCo, Inc.                                        78,526,650
Brewery - 0.5%
     514,139    Anheuser-Busch Companies, Inc.                       26,683,814
Broadcast Services and Programming - 3.0%
   2,637,236    Clear Channel Communications, Inc.                   94,149,325
   7,509,044    Liberty Media Corp. - Class A*                       63,676,693
                                                                    157,826,018
Building - Residential and Commercial - 0.4%
      51,105    NVR, Inc.*                                           23,814,930
Cable Television - 2.9%
   2,848,445    Comcast Corp. - Special Class A*                     76,338,326
   2,327,095    Cox Communications, Inc. - Class A*                  64,181,280
     418,917    Liberty Media International, Inc.
                 - Class A*                                          13,061,845
                                                                    153,581,451
Computers - 2.0%
   1,031,861    Dell, Inc.*                                          36,600,110
     813,063    IBM Corp.                                            70,793,395
                                                                    107,393,505
Computers - Memory Devices - 0.4%
     959,735    SanDisk Corp.*,#                                     23,340,755
Computers - Peripheral Equipment - 0.7%
     392,770    Lexmark International Group, Inc.
                 - Class A*                                          34,760,145
Cosmetics and Toiletries - 2.6%
     815,720    International Flavors & Fragrances,
                 Inc.#                                               29,806,409
   2,090,410    Procter & Gamble Co.                                109,014,881
                                                                    138,821,290
Dental Supplies and Equipment - 0.5%
   1,473,501    Align Technology, Inc.*,#                            25,314,747
Diversified Operations - 10.8%
     887,722    3M Co.                                               73,112,784
   2,502,766    General Electric Co.                                 83,216,970
   1,679,770    Honeywell International, Inc.                        63,176,150
     492,089    Louis Vuitton Moet Hennessy S.A.**,#                 33,591,918
   3,409,119    Smiths Group PLC                                     45,254,881
   8,788,060    Tyco International, Ltd.
                 (New York Shares)#                                 272,429,859
                                                                    570,782,562
E-Commerce/Products - 0.4%
     548,630    Amazon.com, Inc.*                                    21,352,680
E-Commerce/Services - 0.2%
     162,775    eBay, Inc.*                                          12,750,166
Electric Products - Miscellaneous - 2.2%
     116,483    Samsung Electronics Company, Ltd.                    41,533,485
     421,111    Samsung Electronics Company, Ltd.
                 (GDR)                                               75,378,869
                                                                    116,912,354
Electronic Components - Semiconductors - 3.6%
   6,182,265    Advanced Micro Devices, Inc.*,#                      77,216,490
   2,083,815    Freescale Semiconductor, Inc.
                 - Class A*,#                                        29,277,601
   4,096,403    Texas Instruments, Inc.                              87,376,276
                                                                    193,870,367
Enterprise Software/Services - 1.8%
   2,596,020    Computer Associates International,
                 Inc.#                                               65,523,545
   2,720,775    Oracle Corp.*                                        28,595,345
                                                                     94,118,890
Entertainment Software - 1.4%
   1,494,652    Electronic Arts, Inc.*                               74,926,905
Finance - Credit Card - 0.8%
   3,225,245    Providian Financial Corp.*,#                         44,637,391
Finance - Investment Bankers/Brokers - 5.7%
   4,140,745    Citigroup, Inc.                                     182,565,446
     794,125    Goldman Sachs Group, Inc.                            70,033,883
   1,397,320    JPMorgan Chase & Co.                                 52,161,956
                                                                    304,761,285
Finance - Mortgage Loan Banker - 1.1%
     822,135    Countrywide Financial Corp.                          59,275,934
Hotels and Motels - 3.0%
   2,300,398    Fairmont Hotels & Resorts, Inc.
                 (New York Shares)#                                  59,235,249
     880,500    Four Seasons Hotels, Inc.                            53,437,545
   1,094,170    Starwood Hotels & Resorts
                 Worldwide, Inc.                                     49,237,650
                                                                    161,910,444
Industrial Automation and Robotics - 0.9%
   1,229,645    Rockwell Automation, Inc.                            46,001,019
Medical - Biomedical and Genetic - 1.5%
   1,439,135    Amgen, Inc.*                                         81,857,999
Medical - Drugs - 3.6%
   1,473,364    Pfizer, Inc.                                         47,088,713
   1,460,226    Roche Holding A.G.**                                144,384,718
                                                                    191,473,431
Medical - HMO - 3.9%
     924,420    Aetna, Inc.                                          79,315,236
   2,040,758    UnitedHealth Group, Inc.                            128,363,678
                                                                    207,678,914
Medical Instruments - 1.5%
   1,632,280    Medtronic, Inc.                                      81,075,348
Multi-Line Insurance - 1.8%
   1,325,154    American International Group, Inc.                   93,622,130
Multimedia - 3.6%
   5,793,915    Time Warner, Inc.*                                   96,468,685
   1,359,504    Viacom, Inc. - Class B                               45,665,739
   2,141,874    Walt Disney Co.#                                     49,455,871
                                                                    191,590,295
Networking Products - 2.2%
   5,712,425    Cisco Systems, Inc.*                                119,161,186
Oil Companies - Exploration and Production - 1.3%
   1,613,619    EnCana Corp. (New York Shares)                       71,515,594
Oil Companies - Integrated - 4.2%
     431,323    ConocoPhillips                                       33,975,313
   4,101,685    Exxon Mobil Corp.                                   189,908,015
                                                                    223,883,328
Pharmacy Services - 2.9%
   3,549,950    Caremark Rx, Inc.*                                  108,273,475
   1,439,910    Medco Health Solutions, Inc.*                        43,629,273
                                                                    151,902,748
Pipelines - 0.7%
     648,705    Kinder Morgan, Inc.                                  38,928,787
Reinsurance - 1.9%
      35,721    Berkshire Hathaway, Inc. - Class B*                 103,376,574
Retail - Consumer Electronics - 1.1%
   1,161,335    Best Buy Company, Inc.                               55,929,894
Retail - Pet Food and Supplies - 0.9%
   1,574,700    PETsMART, Inc.#                                      48,831,447
Semiconductor Components/Integrated Circuits - 3.9%
   2,239,200    Linear Technology Corp.                              87,552,720
   2,484,480    Maxim Integrated Products, Inc.                     119,503,488
                                                                    207,056,208
Soap and Cleaning Preparations - 0.4%
     758,906    Reckitt Benckiser PLC                                20,755,645
Super-Regional Banks - 1.5%
   2,815,693    U.S. Bancorp                                         79,684,112
Television - 1.5%
   7,108,891    British Sky Broadcasting Group PLC                   78,144,527
Therapeutics - 0.4%
     470,705    Neurocrine Biosciences, Inc.*                        21,920,732
Tobacco - 0.6%
     697,925    Altria Group, Inc.                                   33,221,230
Toys - 0.7%
   2,865,112    Marvel Enterprises, Inc.*                            37,389,712
Transportation - Railroad - 1.2%
   1,361,497    Canadian National Railway Co.
                 (New York Shares)                                   61,308,210
Web Portals/Internet Service Providers - 1.8%
   2,734,975    EarthLink, Inc.*,#                                   26,994,203
   2,202,900    Yahoo!, Inc.*                                        67,849,320
                                                                     94,843,523
--------------------------------------------------------------------------------
Total Common Stock (cost $4,527,138,592)                          5,003,895,491
--------------------------------------------------------------------------------
Corporate Bonds - 0.6%
Advertising Sales - 0.1%
$  5,745,000    Lamar Advertising Co., 2.875%
                 convertible senior notes, due 12/31/10               6,025,069
Cable Television - 0.1%
   6,280,000    Cox Communications, Inc., 7.125%
                 notes, due 10/1/12#                                  6,925,622
Non-Hazardous Waste Disposal - 0.1%
   3,080,000    Allied Waste North America, Inc.,
                 7.875% senior notes, due 4/15/13                     3,222,450
Toys - 0.3%
  13,900,000    Mattel, Inc., 6.125% notes, due 7/15/05              14,233,447
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $28,610,111)                             30,406,588
--------------------------------------------------------------------------------
Preferred Stock - 2.4%
Automotive - Cars and Light Trucks - 1.0%
      74,360    Porsche A.G.**                                       48,075,272
Non-Hazardous Waste Disposal - 0.1%
     135,425    Allied Waste Industries, Inc.,
                 convertible, 6.25%#                                  7,310,242
Oil Companies - Integrated - 0.8%
     579,900    Amerada Hess Corp., convertible, 7.00%               43,782,450
Property and Casualty Insurance - 0.5%
   1,212,750    XL Capital, Ltd., convertible, 6.50%                 29,008,980
--------------------------------------------------------------------------------
Total Preferred Stock (cost $92,320,846)                            128,176,944
--------------------------------------------------------------------------------
Rights - 0%
Cable Television - 0%
      83,784    Liberty Media International, Inc.
                 - Class A*,# (cost $0)                                 503,539
--------------------------------------------------------------------------------
Other Securities - 2.9%
 152,823,805    State Street Navigator Securities
                 Lending Prime Portfolio+
                 (cost $152,823,805)                                152,823,805
--------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
  $6,800,000    UBS Financial Services, Inc., 1.36%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $6,800,771
                 collateralized by $38,388,837
                 in U.S. Government Agencies
                 0% - 305.1519%, 3/15/11 - 2/25/43
                 with a value of $6,936,013
                 (cost $6,800,000)                                    6,800,000
--------------------------------------------------------------------------------
Total Investments (total cost $4,807,693,354) - 100%             $5,322,606,367
--------------------------------------------------------------------------------


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            July 31, 2004 (unaudited)

Country                                           Market Value   % of Investment
                                                                      Securities
Bermuda                                         $  272,429,859              5.1%
Canada                                             245,496,598              4.6
Cayman Islands                                      29,008,980              0.6
France                                              33,591,918              0.6
Germany                                             48,075,272              0.9
South Korea                                        116,912,354              2.2
Switzerland                                        144,384,718              2.7
United Kingdom                                     144,155,053              2.7
United States++                                  4,288,551,615             80.6
                                                --------------            -----
Total                                           $5,322,606,367            100.0%
                                                ==============            =====

++Includes Short-Term Securities (77.6% excluding Short-Term Securities)

Forward Currency Contracts, Open at July 31, 2004

                                                CURRENCY
CURRENCY SOLD AND             CURRENCY          VALUE IN         UNREALIZED
SETTLEMENT DATE              UNITS SOLD          $ U.S.          GAIN/(LOSS)
-----------------------------------------------------------------------------
Euro 9/27/04                 21,300,000        $25,620,596       $ 149,224

Swiss Franc 9/27/04          29,300,000         22,954,419         192,997

Swiss Franc 10/15/04         26,300,000         20,617,091        (355,149)
-----------------------------------------------------------------------------
Total                                          $69,192,106       $ (12,928)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

GDR                 Global Depositary Receipt
New York Shares     Securities of foreign companies trading on the New York
                    Stock Exchange
PLC                 Public Limited Company
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

NOTES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Growth and Income Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

-------------------------------------------------------------
                                            VALUE AT
FUND                                      July 31, 2004
-------------------------------------------------------------
Janus Growth and Income Fund              $149,248,475
-------------------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

-------------------------------------------------------------
                                            VALUE AT
FUND                                      July 31, 2004
-------------------------------------------------------------
Janus Growth and Income Fund              $152,823,805
-------------------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

------------------------------------------------------------------------------
   Federal Tax Cost       Unrealized         Unrealized      Net Appreciation/
                         Appreciation      (Depreciation)      (Depreciation)
------------------------------------------------------------------------------
    $4,837,989,676       $774,836,470      $(290,219,779)       $484,616,691
------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 92.1%
Advertising Services - 0.3%
 $ 1,250,000    R.H. Donnelley Financial Corp., 8.875% company guaranteed notes, due 12/15/10              $  1,375,000
Aerospace and Defense - Equipment - 1.2%
   3,000,000    BE Aerospace, Inc., 8.50% senior notes, due 10/1/10                                           3,195,000
   3,000,000    DRS Technologies, Inc., 6.875% senior subordinated notes, due 11/1/13                         3,015,000
                                                                                                              6,210,000
Agricultural Chemicals - 0.8%
   4,000,000    IMC Global, Inc., 6.55% notes, due 1/15/05                                                    4,050,000
Airlines - 0.3%
   1,500,000    Continental Airlines, Inc., 7.25% pass thru certificates, due 11/1/05                         1,305,671
Apparel Manufacturers - 0.3%
   1,500,000    Phillips-Van Heusen Corp., 8.125% senior notes, due 5/1/13                                    1,575,000
Automotive - Truck Parts and Equipment - Original - 3.0%
     950,000    Metaldyne Corp., 10.00% company guaranteed notes, due 11/1/13                                   950,000
   6,900,000    Tenneco Automotive, Inc., 11.625% company guaranteed notes, due 10/15/09                      7,400,250
   1,900,000    Tower Automotive, Inc., 12.00% company guaranteed notes, due 6/1/13                           1,748,000
   2,600,000    TRW Automotive, Inc., 11.00% senior subordinated notes, due 2/15/13                           3,120,000
   1,750,000    TRW Automotive, Inc., 9.375% senior notes, due 2/15/13                                        1,995,000
                                                                                                             15,213,250
Building - Residential and Commercial - 3.6%
   2,500,000    D.R. Horton, Inc., 8.50% company guaranteed notes, due 4/15/12                                2,806,250
   2,500,000    Meritage Corp., 9.75% company guaranteed notes, due 6/1/11                                    2,762,500
   2,000,000    NVR, Inc., 5.00% senior notes, due 6/15/10                                                    1,920,000
   5,000,000    WCI Communities, Inc., 10.625% company guaranteed notes, due 2/15/11                          5,537,499
   4,750,000    William Lyon Homes, Inc., 10.75% company guaranteed notes, due 4/1/13                         5,320,000
                                                                                                             18,346,249
Building and Construction Products - Miscellaneous - 0.4%
   2,250,000    Associated Materials, Inc., 11.25% senior discount notes, due 3/1/14 (144A)(omega)            1,575,000
     500,000    Building Materials Corporation of America, 7.75% senior notes, due 8/1/14 (144A)                498,750
                                                                                                              2,073,750
Cable Television - 3.1%
   4,500,000    Charter Communications Holdings II, 10.25% senior notes, due 9/15/10                          4,533,750
     750,000    Charter Communications Holdings/Charter Capital, Inc., 10.00% senior notes, due
                4/1/09                                                                                          590,625
     450,000    CSC Holdings, Inc., 7.25% senior notes, due 7/15/08                                             456,750
   2,250,000    CSC Holdings, Inc., 8.125% senior notes, due 7/15/09                                          2,340,000
   5,000,000    DIRECTV Holdings LLC, 8.375% senior notes, due 3/15/13                                        5,600,000
     800,000    EchoStar DBS Corp., 4.36% senior notes, due 10/1/08(omega)                                      832,000
     750,000    Mediacom Broadband LLC, 11.00% company guaranteed notes, due 7/15/13                            768,750
     700,000    Mediacom LLC/Mediacom Capital Corp., 9.50% senior notes, due 1/15/13                            647,500
                                                                                                             15,769,375
Casino Hotels - 2.4%
   3,000,000    Kerzner International, Ltd., 8.875% company guaranteed notes, due 8/15/11                     3,225,000
   1,250,000    MGM Mirage, Inc., 8.375% company guaranteed notes, due 2/1/11                                 1,337,500
   2,000,000    MTR Gaming Group, Inc., 9.75% company guaranteed notes, due 4/1/10                            2,120,000
   5,000,000    Venetian Casino Resort LLC, 11.00% company guaranteed notes, due 6/15/10                      5,700,000
                                                                                                             12,382,500
Casino Services - 0.5%
   2,500,000    Mikohn Gaming Corp., 11.875% company guaranteed notes, due 8/15/08                            2,643,750
Cellular Telecommunications - 2.0%
   4,250,000    Centennial Communications Corp., 10.125% company guaranteed notes, due 6/15/13                4,377,500
   2,250,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                2,283,750
   1,250,000    Ubiquitel Operating Co., 9.875% senior notes, due 3/1/11                                      1,240,625
   1,500,000    US Unwired, Inc., 10.00% secured notes, due 6/15/12 (144A)ss.                                 1,526,250
     750,000    Western Wireless Corp., 9.25% senior notes, due 7/15/13                                         766,875
                                                                                                             10,195,000
Chemicals - Diversified - 2.3%
     750,000    Huntsman Company LLC, 8.80% company guaranteed notes, due 7/15/11 (144A)(omega)                 751,875
   1,500,000    Huntsman Company LLC, 11.50% company guaranteed notes, due 7/15/12 (144A)                     1,518,750
   3,100,000    Lyondell Chemical Co., 9.50% company guaranteed notes, due 12/15/08                           3,243,375
   1,500,000    Lyondell Chemical Co., 10.875% company guaranteed notes, due 5/1/09                           1,560,000
   4,100,000    Lyondell Chemical Co., 11.125% secured notes, due 7/15/12                                     4,576,625
                                                                                                             11,650,625
Chemicals - Specialty - 1.1%
   5,375,000    Nalco Co., 8.875% senior subordinated notes, due 11/15/13 (144A)                              5,643,750
Coal - 0.5%
   1,250,000    Foundation Pennsylvania Coal Co., 7.25% senior notes, 8/1/14 (144A)                           1,259,375
   1,200,000    Peabody Energy Corp., 5.875% senior notes, due 4/15/16                                        1,107,000
                                                                                                              2,366,375
Commercial Services - 0.1%
     500,000    Iron Mountain, Inc., 7.75% company guaranteed notes, due 1/15/15                                511,250
Consumer Products - Miscellaneous - 0.2%
   1,200,000    Prestige Brands, Inc., 9.25% senior subordinated notes, due 4/15/12 (144A)                    1,218,000
Containers - Metal and Glass - 6.3%
   2,000,000    Anchor Glass Container Corp., 11.00% secured notes, due 2/15/13                               2,290,000
   3,400,000    Ball Corp., 7.75%  company guaranteed notes, due 8/1/06                                       3,621,000
   6,500,000    Crown Cork & Seal Company, Inc., 7.00% company guaranteed notes, due 12/15/06                 6,629,999
   2,500,000    Crown European Holdings S.A., 9.50% secured notes, due 3/1/11                                 2,737,500
   1,750,000    Crown European Holdings S.A., 10.875% secured notes, due 3/1/13                               2,008,125
   5,000,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09            5,437,500
   5,000,000    Owens-Brockway Glass
Container, Inc., 8.25% company guaranteed notes, due 5/15/13                                                  5,237,500
   2,500,000    Owens-Illinois, Inc., 8.10% senior notes, due 5/15/07                                         2,606,250
   1,750,000    Owens-Illinois, Inc., 7.50% debentures, due 5/15/10                                           1,776,250
                                                                                                             32,344,124
Containers - Paper and Plastic - 0.4%
   2,000,000    Plastipak Holdings, Inc., 10.75% company guaranteed notes, due 9/1/11                         2,152,500
Cruise Lines - 0.6%
   3,000,000    Royal Caribbean Cruises, Ltd., 8.00% senior notes, due 5/15/10                                3,255,000
Dialysis Centers - 0.3%
   1,250,000    National Nephrology Associates, Inc., 9.00% senior subordinated notes, due 11/1/11 (144A)     1,442,188
Distribution/Wholesale - 0.2%
     750,000    Ingram Micro, Inc., 9.875% senior subordinated notes, due 8/15/08                               823,125
Diversified Operations - 0.3%
   1,600,000    J.B. Poindexter & Co., 8.75% senior notes, due 3/15/14 (144A)                                 1,672,000
Electric - Distribution - 0.4%
   2,000,000    BRL Universal Equipment, Inc., 8.875% secured notes, due 2/15/08                              2,142,500
Electric - Generation - 5.6%
   5,000,000    AES Corp., 9.00% secured notes, due 5/15/15 (144A)                                            5,462,500
   3,650,000    Allegheny Energy Supply Company LLC, 7.80% notes, due 3/15/11                                 3,613,500
   3,550,000    Allegheny Energy Supply Company LLC, 8.25% bonds, due 4/15/12 (144A)ss.                       3,567,750
   2,175,000    Allegheny Energy Supply Statutory Trust 2001, 10.25% secured notes, due 11/15/07 (144A)       2,370,750
   2,100,000    Edison Mission Energy, 7.73% senior notes, due 6/15/09                                        2,168,250
   1,250,000    Edison Mission Energy, 9.875%, senior notes, due 4/15/11                                      1,334,375
   2,350,000    Midwest Generation LLC, 8.56% pass thru certificates, due 1/2/16                              2,444,000
   7,550,000    Reliant Energy, Inc., 9.50% secured notes, due 7/15/13                                        8,116,249
                                                                                                             29,077,374
Electric - Integrated - 3.6%
   4,300,000    Allegheny Energy, Inc., 7.75% notes, due 8/1/05                                               4,439,750
   3,000,000    CMS Energy Corp., 9.875% senior notes, due 10/15/07                                           3,300,000
   1,750,000    DPL, Inc., 6.875% senior notes, due 9/1/11                                                    1,780,625
   2,250,000    Illinois Power Co., 11.50% first mortgage notes, due 12/15/10                                 2,677,500
   4,250,000    Mission Energy Holding, Inc., 13.50% secured notes, due 7/15/08                               5,270,000
     285,000    Nevada Power Co., 6.50% mortgage notes, due 4/15/12 (144A)                                      282,150
     575,000    Sierra Pacific Power Co., 6.25% mortgage notes, due 4/15/12 (144A)                              563,500
                                                                                                             18,313,525
Electronic Components - Miscellaneous - 0.4%
   1,700,000    Aavid Thermal Technologies, Inc., 12.75% company guaranteed notes, due 2/1/07                 1,827,500
     425,000    Communications & Power Industries, Inc., 8.00% senior subordinated notes, due 2/1/12            429,250
                                                                                                              2,256,750
Electronic Components - Semiconductors - 0.9%
   2,500,000    Freescale Semiconductor, Inc., 4.38% senior notes, due 7/15/09 (144A)(omega)                  2,559,375
   2,250,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14 (144A)                        2,283,750
                                                                                                              4,843,125
Finance - Other Services - 1.7%
   3,050,000    Athena Neuro Financial LLC, 7.25% company guaranteed notes, due 2/21/08                       3,011,875
   1,600,000    Madison River Capital LLC/Madison River Finance Corp., 13.25% senior notes, due
                3/1/10                                                                                        1,700,000
   3,500,000    Nexstar Finance LLC/Nexstar Finance, Inc., 12.00% company guaranteed notes, due
                4/1/08                                                                                        3,850,000
                                                                                                              8,561,875
Food - Baking - 0.1%
     750,000    Mrs. Field's Original Cookies, Inc., 11.50% secured notes, due 3/15/11 (144A)ss.                727,500
Food - Dairy - 0.4%
   1,950,000    Dean Foods Co., 8.15% senior notes, due 8/1/07                                                2,115,750
Food - Diversified - 1.7%
   2,000,000    B&G Foods, Inc., 9.625% company guaranteed notes, due 8/1/07                                  2,032,080
   2,000,000    Chiquita Brands International, Inc., 10.56% senior notes, due 3/15/09                         2,167,500
     500,000    Dole Food Company, Inc., 7.25% senior notes, due 5/1/09(omega)                                  525,000
     750,000    Dole Food Company, Inc., 7.25% company guaranteed notes, due 6/15/10                            742,500
   3,250,000    Wornick Co., 10.875% secured notes, due 7/15/11 (144A)                                        3,380,000
                                                                                                              8,847,080
Funeral Services and Related Items - 1.6%
   3,250,000    Alderwoods Group, Inc., 12.25% company guaranteed notes, due 1/2/09                           3,587,188
   4,000,000    Stewart Enterprises, Inc., 10.75% company guaranteed notes, due 7/1/08                        4,445,000
                                                                                                              8,032,188
Gambling-Non Hotel - 2.2%
   4,000,000    Mohegan Tribal Gaming Authority, 6.375% senior subordinated notes, due 7/15/09                4,025,000
   1,750,000    Mohegan Tribal Gaming Authority, 8.00% senior subordinated notes, due 4/1/12                  1,896,563
   4,750,000    River Rock Entertainment Authority, 9.75% senior notes, due 11/1/11                           5,177,500
                                                                                                             11,099,063
Gas - Distribution - 0.4%
   2,000,000    Colorado Interstate Gas Co., 10.00% debentures, due 6/15/05                                   2,110,000
Hospital Beds and Equipment - 0.2%
     750,000    Kinetic Concepts, Inc., 7.375% senior subordinated notes, due 5/15/13                           783,750
Hotels and Motels - 1.0%
   4,750,000    John Q. Hamons Hotels, Inc., 8.875% first mortgage notes, due 5/15/12                         5,230,938
Independent Power Producer - 1.5%
   3,250,000    NRG Energy, Inc., 8.00% secured notes, due 12/15/13 (144A)                                    3,323,125
   3,950,000    Reliant Energy, Inc., 9.25% secured notes, due 7/15/10                                        4,206,750
                                                                                                              7,529,875
Instruments - Scientific - 0.9%
   2,606,000    Fisher Scientific International, Inc., 8.125% senior subordinated notes, due 5/1/12           2,850,313
   2,000,000    Fisher Scientific International, Inc., 6.75% senior subordinated notes, due 8/15/14 (144A)    1,997,500
                                                                                                              4,847,813
Leisure and Recreation Products - 0.1%
     500,000    K2, Inc., 7.375% senior notes, due 7/1/14 (144A)                                                509,375
Machinery - Construction and Mining - 0.3%
   1,550,000    Terex Corp., 10.375% company guaranteed notes, due 4/1/11                                     1,732,125
Machinery - Farm - 0.8%
   4,000,000    Case New Holland, Inc., 9.25% senior notes, due 8/1/11 (144A)                                 4,330,000
Medical - Biomedical and Genetic - 0.5%
   2,500,000    Bio-Rad Laboratories, Inc., 7.50% senior subordinated notes, due 8/15/13                      2,634,375
Metal - Diversified - 1.1%
   1,500,000    Earle M. Jorgensen Co., 9.75% secured notes, due 6/1/12                                       1,657,500
   3,100,000    Freeport-McMoRan Copper & Gold, Inc., 10.125% senior notes, due 2/1/10                        3,441,000
     750,000    Freeport-McMoRan Copper & Gold, Inc., 6.875% senior notes, due 2/1/14                           690,000
                                                                                                              5,788,500
Metal Products - Fasteners - 0.2%
   1,100,000    Fastentech, Inc., 11.50% senior notes, due 5/1/11 (144A)                                      1,232,000
Miscellaneous Manufacturing - 0.7%
   1,000,000    Maax Corp., 9.75% senior subordinated notes, due 6/15/12 (144A)                               1,037,500
   2,500,000    Reddy Ice Group, Inc., 8.875% senior subordinated notes, due 8/1/11                           2,631,250
                                                                                                              3,668,750
Multimedia - 0.5%
   2,500,000    LBI Media, Inc., 10.125% company guaranteed notes, due 7/15/12                                2,762,500
Oil - Field Services - 1.2%
   3,050,000    Hanover Compressor Co., 4.75% convertible senior notes, due 3/15/08                           2,851,750
   2,500,000    Hanover Compressor Co., 8.625% company guaranteed notes, due 12/15/10                         2,650,000
     750,000    Hanover Compressor Co., 9.00% senior notes, due 6/1/14                                          789,375
                                                                                                              6,291,125
Oil Companies - Exploration and Production - 4.0%
   2,500,000    Chesapeake Energy Corp., 7.50% senior notes, due 9/15/13                                      2,656,250
   2,000,000    Energy Partners, Ltd., 8.75% company guaranteed notes, due 8/1/10                             2,120,000
     775,000    Evergreen Resources, Inc., 5.875% senior subordinated notes, due 3/15/12 (144A)                 788,563
   3,250,000    Forest Oil Corp., 8.00% senior notes, due 6/15/08                                             3,518,124
   2,000,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11 (144A)                                     2,175,000
   1,900,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11                                            2,066,250
   2,000,000    Magnum Hunter Resources, Inc., 9.60% company guaranteed notes, due 3/15/12                    2,210,000
   3,000,000    Stone Energy Corp., 8.25% senior subordinated notes, due 12/15/11                             3,157,500
   2,000,000    Swift Energy Co., 9.375% senior subordinated notes, due 5/1/12                                2,150,000
                                                                                                             20,841,687
Oil Companies - Integrated - 0.4%
   2,250,000    El Paso CGP Co., 7.50% notes, due 8/15/06                                                     2,244,375
Oil Refining and Marketing - 1.0%
   4,600,000    Premcor Refining Group, Inc., 6.75% senior notes, due 2/1/11                                  4,795,500
     425,000    Premcor Refining Group, Inc., 6.125% company guaranteed notes, due 5/1/11                       427,125
                                                                                                              5,222,625
Paper and Related Products - 1.7%
   1,500,000    Abitibi-Consolidated, Inc., 7.875% company guaranteed notes, due 8/1/09                       1,548,750
   4,000,000    Georgia-Pacific Corp., 9.50% debentures, due 12/1/11                                          4,780,000
   2,000,000    Georgia-Pacific Corp., 9.375% company guaranteed notes, due 2/1/13                            2,320,000
                                                                                                              8,648,750
Pipelines - 5.6%
   1,000,000    ANR Pipeline, Co., 8.875% notes, due 3/15/10                                                  1,102,500
   4,000,000    El Paso Corp., 7.00% senior notes, due 5/15/11                                                3,600,000
   3,900,000    El Paso Corp., 7.875% notes, due 6/15/12                                                      3,588,000
   3,599,000    Gulfterra Energy Partners L.P., 8.50% company guaranteed notes, due 6/1/10                    3,940,905
   2,000,000    Northwest Pipeline Corp., 8.125% company guaranteed notes, due 3/1/10                         2,217,500
   1,900,000    Sonat, Inc., 6.875% notes, due 6/1/05                                                         1,900,000
   4,250,000    Southern Natural Gas Co., 8.875% notes, due 3/15/10                                           4,685,624
   3,250,000    Transcontinental Gas Pipe Line Corp., 7.00% notes, due 8/15/11                                3,436,875
   3,965,000    Williams Companies, Inc., 8.625% senior notes, due 6/1/10                                     4,450,713
                                                                                                             28,922,117
Poultry - 0.4%
   1,780,000    Pilgrim's Pride Corp., 9.625% company guaranteed notes, due 9/15/11                           1,980,250
Printing - Commercial - 0.4%
   2,000,000    American Color Graphics, Inc., 10.00% notes, due 6/15/10                                      1,830,000
Private Corrections - 0.3%
   1,500,000    Corrections Corporation of America, 7.50% senior notes, due 5/1/11                            1,546,875
Publishing - Newspapers - 0.3%
   1,250,000    Hollinger International Publishing, Inc., 9.00% senior notes, due 12/15/10                    1,450,000
Publishing - Periodicals - 1.3%
   4,500,000    Dex Media, Inc., 8.00% notes, due 11/15/13 (144A)                                             4,522,500
   1,750,000    Dex Media West Finance Co., 9.875% senior subordinated notes, due 8/15/13                     1,973,125
                                                                                                              6,495,625
Real Estate Management/Services - 1.0%
   5,250,000    LNR Property Corp., 7.625% senior subordinated notes, due 7/15/13                             5,250,000
Recycling - 0.3%
   1,400,000    IMCO Recycling, Inc., 10.375% secured notes, due 10/15/10                                     1,512,000
REIT - Health Care - 0.5%
   2,500,000    Senior Housing Properties Trust, 8.625% senior notes, due 1/15/12                             2,731,250
REIT - Hotels - 0.3%
   1,250,000    La Quinta Properties, Inc., 8.875% senior notes, due 3/15/11                                  1,378,125
Resorts and Theme Parks - 0.6%
   3,000,000    Booth Creek Ski Holdings, Inc., 12.50% company guaranteed notes, due 3/15/07                  3,007,500
Retail - Automobile - 0.4%
   1,900,000    Group 1 Automotive, Inc., 8.25% senior subordinated notes, due 8/15/13                        1,976,000
Retail - Drug Store - 0.5%
   1,250,000    Jean Coutu Group (PJC), Inc., 8.50% senior subordinated notes, due 8/1/14 (144A)              1,239,063
   1,500,000    Jean Coutu Group (PJC), Inc., 7.625% senior notes, due 8/1/12 (144A)                          1,511,250
                                                                                                              2,750,313
Retail - Major Department Stores - 0.3%
   1,375,000    Saks, Inc., 8.25% company guaranteed notes, due 11/15/08                                      1,488,438
Retail - Propane Distribution - 0.6%
   3,000,000    Ferrellgas Partners L.P., 8.75% senior notes, due 6/15/12                                     3,225,000
Retail - Regional Department Stores - 0.5%
   2,775,000    Dillard's, Inc., 6.625% notes, due 11/15/08                                                   2,764,594
Retail - Restaurants - 0.6%
   2,900,000    VICORP Restaurants, Inc., 10.50% senior notes, due 4/15/11 (144A)                             3,001,500
Retail - Sporting Goods - 0.2%
     997,000    Big 5 Corp., 10.875% senior notes, due 11/15/07                                               1,036,880
Rubber - Tires - 0.8%
     775,000    Goodyear Tire & Rubber Co., 6.625% notes, due 12/1/06                                           790,500
   3,250,000    Goodyear Tire & Rubber Co., 8.50% notes, due 3/15/07                                          3,331,250
                                                                                                              4,121,750
Specified Purpose Acquisition Company - 2.5%
   2,700,000    Elan Pharmaceutical Investments, Ltd., 7.62% company guaranteed notes, due 3/15/05
                (144A)ss.                                                                                     2,740,500
     800,000    Interactive Health LLC, 7.25% senior notes, due 4/1/11 (144A)                                   720,000
   9,250,000    Targeted Return Index Securities., 8.218%, secured, due 8/1/15 (144A)(omega)ss.               9,643,125
                                                                                                             13,103,625
Steel - Producers - 0.9%
   1,750,000    AK Steel Holding Corp., 7.875% company guaranteed notes, due 2/15/09                          1,666,875
   2,523,000    United States Steel Corp., 9.75% senior notes, due 5/15/10                                    2,806,838
                                                                                                              4,473,713
Telecommunication Equipment - 0.8%
   1,300,000    Avaya, Inc., 11.125% secured notes, due 4/1/09                                                1,517,750
   3,200,000    Eschelon Operating Co., 8.375% company guaranteed notes, due 3/15/10                          2,656,000
                                                                                                              4,173,750
Telecommunication Services - 1.2%
   2,656,708    Calpoint Receivable Structured Trust 2001, 7.44% notes, due 12/10/06 (144A)                   2,663,349
   3,250,000    Qwest Corp., 8.875% notes, due 3/15/12 (144A)                                                 3,575,000
                                                                                                              6,238,349
Telephone - Integrated - 3.0%
   2,750,000    Cincinnati Bell, Inc., 8.375% senior subordinated notes, due 1/15/14                          2,420,000
   3,500,000    LCI International, Inc., 7.25% senior notes, due 6/15/07                                      3,150,000
   2,850,000    MCI Communications Corp., 5.908% senior notes, due 5/1/07                                     2,760,938
   3,700,000    NTL Cable PLC, 8.75% senior notes, due 4/15/14 (144A)                                         3,838,749
   2,750,000    Qwest Services Corp., 13.50% notes, due 12/15/10 (144A)                                       3,220,938
                                                                                                             15,390,625
Theaters - 0.6%
   1,235,000    Carmike Cinemas, Inc., 7.50% senior subordinated notes, due 2/15/14 (144A)                    1,170,163
   2,000,000    LCE Acquisition Corp., 9.00% senior subordinated notes, due 8/1/14 (144A)                     1,970,000
                                                                                                              3,140,163
Transportation - Marine - 1.8%
   3,750,000    General Maritime Corp., 10.00% senior notes, due 3/15/13                                      4,125,000
   1,000,000    Horizon Lines LLC, 9.00% notes, due 11/1/12 (144A)                                            1,037,500
   4,250,000    Ship Finance International, Ltd., 8.50% senior notes, due 12/15/13 (144A)                     4,080,000
                                                                                                              9,242,500
Wireless Equipment - 1.1%
   4,000,000    American Tower Corp., 9.375% senior notes, due 2/1/09                                         4,270,000
   1,200,000    American Tower Corp., 7.50% senior notes, due 5/1/12 (144A)                                   1,179,000
                                                                                                              5,449,000
------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $461,981,825)                                                                   474,323,717
------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Publishing - Periodicals - 0.6%
      33,500    Primedia, Inc., Series D, 10.00% (cost $3,286,069)                                            3,132,250
------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Casino Services - 0.1%
     166,722    Mikohn Gaming Corp. - expires 8/15/08*,(B),(sigma) (cost $167)                                  318,439
------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 7.2%
                Fannie Mae
 $36,900,000     1.28%, due 8/2/04 (amortized cost $36,898,688)                                              36,898,688
------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $502,166,749) - 100%                                                         $514,673,094
------------------------------------------------------------------------------------------------------------------------

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            July 31, 2004 (unaudited)

Country                                         Market Value    % of Investment
                                                                     Securities
Bahamas                                           $3,225,000               0.6%
Bermuda                                            6,820,500               1.3%
France                                             4,745,625               0.9%
Liberia                                            3,255,000               0.6%
Marshall Islands                                   4,125,000               0.8%
United Kingdom                                     3,838,749               0.7%
United States++                                  488,663,220              95.1%
                                                ------------              -----
Total                                           $514,673,094             100.0%
                                                ============              =====

++Includes Short-Term Securities (87.9% excluding Short-Term Securities)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

PLC         Public Limited Company
REIT        Real Estate Investment Trusts
144A        Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
*           Non-income-producing security.
(omega)     Rate is subject to change. Rate shown reflects current rate.
(B)         Security is illiquid.
(sigma)     Security is fair valued.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
As of July 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                           Value as
                                                   Acquisition         Acquisition                           % of
                                                       Date              Cost             Value          Market Value
----------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Company LLC, 8.25%
  bonds, due 4/15/12 (144A)                      2/9/04 - 4/2/04     $  3,543,625      $  3,567,750            0.7%
----------------------------------------------------------------------------------------------------------------------
Elan Pharmaceutical Investments, Ltd., 7.62%
  company guaranteed notes, due 3/15/05 (144A)   2/19/04 - 3/4/04       2,729,625         2,740,500           0.5%
----------------------------------------------------------------------------------------------------------------------
Mrs. Field's Original Cookies, Inc., 11.50%
  secured notes, due 3/15/11 (144A)                   3/9/04            2,400,000           727,500           0.1%
----------------------------------------------------------------------------------------------------------------------
Targeted Return Index Securities, 8.218%
  secured, due 8/1/15 (144A)                         5/11/04            9,436,208         9,643,125           1.9%
----------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10.00%
  secured notes, due 6/15/12 (144A)                  6/10/04            1,490,078         1,526,250           0.3%
----------------------------------------------------------------------------------------------------------------------
                                                                      $19,599,536       $18,205,125           3.5%
----------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2004. The issuer incurs all registration costs.

Variable rate notes are notes, the interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2004.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus High-Yield Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

--------------------------------------------------------------------------------
  Federal Tax Cost        Unrealized          Unrealized       Net Appreciation/
                         Appreciation       (Depreciation)       (Depreciation)
--------------------------------------------------------------------------------
    $502,421,192          $16,119,679        $(3,867,777)         $12,251,902
--------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS INSTITUTIONAL CASH RESERVES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Principal Amount                                                                                         Market Value
-----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 19.2%
 $25,000,000    ABN AMRO Bank N.V., New York, 1.33%, 2/28/05                                            $   25,000,000
  20,000,000    Associated Bank N.A., Green Bay, 1.4175%, 3/11/05                                           19,998,772
  10,000,000    BNP Paribas, New York, 1.28%, 1/25/05                                                        9,997,876
  15,000,000    Canadian Imperial Bank of Commerce, New York, 1.235%, 3/24/05                               14,980,587
  25,000,000    HSH Nordbank A.G., New York, 1.40%, 2/2/05                                                  25,006,517
  25,000,000    Landesbank Baden-Wurttemberg, New York, 2.00%, 5/11/05                                      24,999,037
  25,000,000    Natexis Banques Populaires, New York, 1.09%, 8/20/04                                        25,000,000
  25,000,000    Natexis Banques Populaires, New York, 1.35%, 1/24/05                                        25,000,000
  20,000,000    Natexis Banque Populaires, New York, 1.36%, 3/31/05                                         20,000,000
  25,000,000    Royal Bank of Scotland, New York, 1.33%, 2/23/05                                            24,981,956
  25,000,000    Societe Generale, New York, 1.45%, 2/2/05                                                   25,000,000
  25,000,000    Societe Generale, New York, 1.35%, 2/28/05                                                  25,000,000
  20,000,000    Societe Generale, New York, 1.48%, 4/6/05                                                   20,000,000
  20,000,000    Svenska Handelsbanken, New York, 1.215%, 3/15/05                                            19,965,758
  25,000,000    Swedbank, New York, 1.455%, 11/10/04                                                        24,999,654
  20,000,000    US Bank NA, 2.31%, 7/27/05                                                                  19,998,046
  25,000,000    Westdeutsche Landesbank Girozentrale, New York, 1.41%, 2/2/05                               25,000,000
-----------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $374,928,203)                                                          374,928,203
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper - 12.8%
  30,000,000    Bavaria TRR Corp., 1.35%, 8/5/04 (Section 4(2))                                             29,995,499
  20,000,000    BTM Capital Corp. 1.36%, 8/4/04 (Section 4(2))                                              19,997,733
  14,000,000    Check Point Charlie, Inc., 1.21%, 8/9/04 (Section 4(2))                                     13,996,236
  23,940,000    Check Point Charlie, Inc., 1.14%, 8/16/04 (Section 4(2))                                    23,928,629
  20,100,000    Check Point Charlie, Inc., 1.47%, 9/13/04 (Section 4(2))                                    20,064,708
  15,000,000    Harrier Finance, 1.52%, 11/8/04 (144A)                                                      14,937,300
  30,000,000    PB Finance (Delaware), Inc., 1.54%, 10/4/04                                                 29,917,867
  37,943,000    Rhineland Funding Capital Corp., 1.28%, 8/24/04 (Section 4(2))                              37,911,970
  23,152,000    Rhineland Funding Capital Corp., 1.47%, 9/14/04 (Section 4(2))                              23,110,404
  25,000,000    Rhineland Funding Capital Corp., 1.48%, 9/15/04 (Section 4(2))                              24,953,750
  11,368,000    Rhineland Funding Capital Corp., 1.52%, 9/28/04 (Section 4(2))                              11,340,161
-----------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $250,154,257)                                                                 250,154,257
-----------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 57.2%
   1,980,000    A.E. Realty LLC, Series 2003, 1.55%, 10/1/23                                                 1,980,000
   3,385,000    Alexander City, Alabama Special Care Facilities Financing Authority Revenue, (Russell
                Hospital), Series B, 1.45%, 10/1/23                                                          3,385,000
   9,000,000    American Health Center, Series 2001, 1.59%, 3/1/19                                           9,000,000
  25,000,000    Ares VII CLO Ltd., Class A-1A, 1.23%, 5/8/15 (144A)ss.                                      25,000,000
 100,000,000    Bank of America Securities LLC (same day put), 1.41%, 8/2/04                               100,000,000
  25,000,000    Blue Heron Funding II, Ltd., Class A, 1.4562%, 3/18/05 (144A)ss.                            25,000,000
  50,000,000    Blue Heron Funding VI, Ltd., Class A-1, 1.45%, 5/18/05 (144A)ss.                            50,000,000
  25,000,000    Blue Heron Funding VII, Ltd., Series 7A, Class A-1, 1.51%, 5/27/05 (144A)ss.                25,000,000
  17,000,000    Brooklyn Tabernacle, 1.53%, 4/1/24                                                          17,000,000
   3,000,000    Campus Research Corp., 1.65%, 6/1/13                                                         3,000,000
   3,400,000    Capel, Inc. 1.52%, 9/1/09                                                                    3,400,000
   5,010,000    Colonial Acquisitions, Inc., 1.59%, 2/1/23                                                   5,010,000
   4,350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A
                1.53%, 7/1/35                                                                                4,350,000
   6,000,000    Colorado Natural Gas, Inc., Series 2002 1.58%, 7/1/32                                        6,000,000
   7,000,000    Cornerstone Bank, 1.71%, 1/1/29                                                              7,000,000
   6,025,000    Courtesy Realty LLC, Series 2002, 1.59%, 12/1/17                                             6,025,000
   8,220,000    Crozer-Keystone Health Systems 1.54%, 12/15/21                                               8,220,000
   9,100,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A
                 1.48%, 6/1/27                                                                               9,100,000
   8,000,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A
                 1.53%, 5/1/39                                                                               8,000,000
  11,865,000    Edison Chouet Offshore LLC, 1.59%, 2/1/14                                                   11,865,000
 110,000,000    EMC Mortgage Corp. (same day put), 1.4725%, 5/6/05                                         110,000,000
 100,000,000    GMAC Mortgage Corp. of Pennsylvania, 1.8666%, 8/25/04                                       99,875,560
   5,000,000    H.C. Equities L.P., 1.48%, 12/1/23                                                           5,000,000
   8,435,000    Illinois Development Finance Authority Revenue, (Shelby Memorial Hospital)
                B-1, Variable Rate, 1.68%, 10/1/29                                                           8,435,000
   2,115,000    Illinois Development Finance Authority Revenue, (St. Anthony's Health Center)
                E-1, Variable Rate, 1.68%, 10/1/29                                                           2,115,000
   3,000,000    Illinois Health Facilities Authority Revenue, (Villa St. Benedict), Series C, 1.54%
                11/15/10                                                                                     3,000,000
   4,250,000    J.D. Parks and Lissa Parks, Series 2002, 1.59%, 6/1/22                                       4,250,000
 100,000,000    J.P. Morgan Securities, Inc. (seven day put), 1.3925%, 4/22/05                             100,000,000
   8,100,000    Jasper, Morgan, Newton and Walton Counties, Georgia Joint Development Authority
                Revenue, (Industrial Park Project) 1.54%, 12/1/20                                            8,100,000
  20,000,000    K2 (USA) LLC, 1.37%, 6/20/05 (144A)ss.                                                      20,000,000
  55,000,000    Lehman Brothers, Inc. (90 day put), 1.4925%, 1/3/05(B)                                      55,000,000
  60,000,000    Lehman Brothers, Inc. (same day put), 1.4625%, 3/17/05                                      60,000,000
   7,890,000    Lock-N-Store, Inc., Series 2002, 1.78%, 9/1/22                                               7,890,000
  15,815,000    Louisiana Local Government Authority (Environmental Facilities Community
                Development Center), 1.68%, 3/1/11                                                          15,815,000
   9,305,000    Luxor Management Company, 1.59%, 4/1/18                                                      9,305,000
   8,455,000    McElroy Metal Mill, Inc., Series 2003, 1.59%, 7/1/18                                         8,455,000
  25,000,000    Merrill Lynch & Company, Inc. (same day put), 1.4625%, 8/2/04                               25,000,000
  75,000,000    Merrill Lynch & Company, Inc. (seven day put), 1.4625%, 3/28/05                             75,000,000
  10,620,000    Mississippi Business Finance Corp., 1.59%, 12/1/22                                          10,620,000
   5,770,000    Montgomery, Alabama Downtown Redevelopment Authority Capital Improvement
                Revenue, 1.52%, 11/1/18                                                                      5,770,000
   4,900,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick Co.),
                Series A, 1.77%, 9/1/14                                                                      4,900,000
   6,570,000    Octel Starreon LLC, Series 2002-A, 1.63%, 7/1/17                                             6,570,000
   5,270,000    Ohio Health Care Facility Revenue Bonds, (United Church Homes, Inc. Project), Series
                2002, 1.54%, 9/1/27                                                                          5,270,000
  30,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 1.40%, 10/15/38 (144A)            30,000,000
  13,300,000    Russell Lands, Inc., Series 2002, 1.59%, 8/1/12                                             13,300,000
  11,900,000    Safe Mini Storage Development LLC, Series 2002, 1.60%, 10/1/17                              11,900,000
   6,100,000    Stone-Lee Partners LLC, 1.52%, 3/1/21                                                        6,100,000
   7,000,000    Tennessee Aluminum Processors, Inc., Variable, 1.50%, 5/1/14                                 7,000,000
   4,270,000    TOG Properties LLC, 1.59%, 9/1/18                                                            4,270,000
   9,000,000    Village Green Finance Co., 1.47%, 11/1/22                                                    9,000,000
   6,000,000    Virginia Health Services, 1.47%, 1/1/18                                                      6,000,000
   3,935,000    Watertown Crossing LLC, 1.61%, 5/1/27                                                        3,935,000
   9,790,000    West Park Apartments and Cedar Pines Apartments, Series 2002, 1.50%, 9/1/22                  9,790,000
  32,000,000    Westchester County, New York Industrial Development Agency, (Fortwest II Facility)
                Series 2002, 1.73%, 5/1/32                                                                  32,000,000
   5,180,000    Wiley Properties, 1.59%, 12/1/22                                                             5,180,000
-----------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,117,180,560)                                                          1,117,180,560
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 9.8%
  16,400,000    JPMorgan Securities, Inc., 1.41%
                 dated 7/30/04,, maturing 8/2/04
                 to be repurchased at $16,401,927
                 collateralized by $29,636,588
                 in U.S. Government Agencies
                 0% - 5.60%, 8/20/32 - 12/25/33
                 with a value of $16,728,060                                                                16,400,000
  25,000,000    Credit Suisse First Boston, Inc. 1.3625%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $25,002,839
                 collateralized by $368,328,538
                 in U.S. Government Agencies
                 2.20% - 14.696439%, 1/15/29 - 5/15/33
                 with a value of $25,500,159                                                                25,000,000
 100,000,000    Citigroup Global Markets, Inc. 1.5025%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $100,012,521
                 collateralized by $126,347,759
                 in Medium Term Notes
                 0% - 0.001%, 5/14/30 - 7/12/34
                 with a value of $117,227,679                                                              100,000,000
  50,000,000    Bear Stearns & Company, Inc. 1.3825%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $50,005,760
                 collateralized by $196,395,000
                 in Collateralized Mortgage Obligations
                 1.27618% - 9.25%, 8/25/18 - 8/25/34
                 with a value of $51,001,498                                                                50,000,000
-----------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $191,400,000)                                                            191,400,000
-----------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Note - 1.0%
  19,000,000     CC USA, Inc. 1.475%, 4/18/05 (144A) (cost $19,000,000)                                     19,000,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,952,663,020) - 100%                                                    $1,952,663,020
-----------------------------------------------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.
144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
(B)   Security is illiquid.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                                                       Value as
                                                     Acquisition       Acquisition                       % of
                                                         Date             Cost             Value     Market Value
-----------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Ares VII CLO Ltd., Class A-1A
  1.23%, 5/8/15 (144A)                                  5/7/03      $  25,000,000    $  25,000,000       1.3%
Blue Heron Funding II, Ltd., Class A
  1.4562%, 3/18/05 (144A)                              3/19/04         25,000,000       25,000,000       1.3%
Blue Heron Funding VI, Ltd., Class A-1
  1.45%, 5/18/05 (144A)                                5/19/04         50,000,000       50,000,000       2.6%
Blue Heron Funding VII, Ltd., Series 7A, Class A-1
  1.37%, 5/27/05 (144A)                                5/28/04         25,000,000       25,000,000       1.3%
K2 (USA) LLC
  1.37%, 6/20/05 (144A)                                6/18/04         20,000,000       20,000,000       1.0%
-----------------------------------------------------------------------------------------------------------------
                                                                     $145,000,000     $145,000,000       7.5%
-----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2004. The issuer incurs all registration costs.

Variable rate notes are notes, the interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2004.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The Fund may invest in money market funds, including funds managed by Janus Capital. During the quarter ended July 31, 2004, the Fund recorded distributions from affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

-------------------------------------------------------------------------------------------------------
                                                                             Dividends    Market Value
                                            Subscriptions    Redemptions       Paid        at 7/31/04
-------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Janus Worldwide Fund                         $200,000,000       --           $240,012     $200,000,000
Janus Mid Cap Value Fund                      100,000,000       --            172,459      100,000,000
Janus Small Company Value Fund                100,000,000       --            172,459      100,000,000
-------------------------------------------------------------------------------------------------------
                                             $400,000,000       --           $584,930     $400,000,000
-------------------------------------------------------------------------------------------------------

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Institutional Cash Reserves Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If managment believes that such valuation does not reflect the securities' fair value, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are note below:

-------------------------------------------------------------------------------
 Federal Tax Cost       Unrealized         Unrealized         Net Appreciation/
                       Appreciation      (Depreciation)         (Depreciation)
-------------------------------------------------------------------------------
  $1,952,663,020            --                 --                     --
-------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS MERCURY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
--------------------------------------------------------------------------------

Common Stock - 95.4%
Advertising Sales - 0.9%
   1,077,410   Lamar Advertising Co.                             $   43,322,656
Aerospace and Defense - 1.8%
   1,189,055   Lockheed Martin Corp.                                 63,008,024
     388,325   Northrop Grumman Corp.#                               20,425,895
                                                                     83,433,919
Applications Software - 3.5%
     655,325   Mercury Interactive Corp.*,#                          23,958,682
   4,946,540   Microsoft Corp.                                      140,778,528
                                                                    164,737,210
Athletic Footwear - 1.2%
     792,640   NIKE, Inc. - Class B                                  57,632,854
Audio and Video Products - 0.6%
     325,115   Harman International Industries, Inc.                 27,872,109
Broadcast Services and Programming - 6.1%
   2,316,960   Clear Channel Communications, Inc.                    82,715,472
  24,508,413   Liberty Media Corp. - Class A                        207,831,342
                                                                    290,546,814
Building Products - Air and Heating - 0.6%
     733,795   American Standard Companies, Inc.                     27,803,493
Cable Television - 4.2%
   2,008,996   Cablevision Systems New York Group - Class A*,#       35,097,160
   3,533,795   Comcast Corp. - Special Class A                       94,705,706
   1,113,600   EchoStar Communications Corp. - Class A#              30,868,992
   1,315,100   Liberty Media International, Inc. - Class A#          41,004,818
                                                                    201,676,676
Cellular Telecommunications - 0.1%
     262,755   AT&T Wireless Services, Inc.                           3,794,182
Chemicals - Specialty - 1.4%
      75,454   Givaudan S.A.**                                       43,231,158
     237,642   Syngenta A.G.**                                       19,643,289
     325,075   Syngenta A.G. (ADR)**                                  5,396,245
                                                                     68,270,692
Computers - 0.8%
   1,021,240   Dell, Inc.                                            36,223,383
Computers - Peripheral Equipment - 1.0%
     557,150   Lexmark International Group, Inc. - Class A           49,307,775
Cosmetics and Toiletries - 1.2%
   1,312,060   Avon Products, Inc.#                                  56,431,701
Data Processing and Management - 1.3%
   1,506,145   Automatic Data Processing, Inc.                       63,227,967
Diversified Operations - 6.4%
     850,673   Louis Vuitton Moet Hennessy S.A.**                    58,070,264
     389,855   Pentair, Inc.#                                        12,210,259
   2,759,394   Smiths Group PLC                                      36,630,006
   6,273,735   Tyco International, Ltd. (New York Shares)           194,485,784
                                                                    301,396,313
E-Commerce/Products - 1.0%
   1,179,800   Amazon.com, Inc.#                                     45,917,816
E-Commerce/Services - 0.3%
     173,400   eBay, Inc.                                            13,582,422
Electric Products - Miscellaneous - 2.7%
     358,260   Samsung Electronics Company, Ltd.**                  127,742,129
Electronic Components - Semiconductors - 2.0%
   1,143,535   ATI Technologies, Inc. (New York Shares)*,#           18,410,914
   3,597,680   Texas Instruments, Inc.                               76,738,514
                                                                     95,149,428
Electronic Design Automation - 0.6%
   1,136,304   Synopsys, Inc.                                        28,737,128
Entertainment Software - 0.8%
     739,135   Electronic Arts, Inc.                                 37,052,838
Finance - Credit Card - 1.0%
   1,832,020   MBNA Corp.                                            45,232,574
Finance - Investment Bankers/Brokers - 5.5%
   1,774,533   Citigroup, Inc.                                       78,239,160
     725,340   Goldman Sachs Group, Inc.                             63,967,735
   3,130,540   JPMorgan Chase & Co.                                 116,863,058
                                                                    259,069,953
Finance - Mortgage Loan Banker - 2.8%
     621,940   Fannie Mae                                            44,132,862
   1,396,385   Freddie Mac                                           89,801,520
                                                                    133,934,382
Financial Guarantee Insurance - 1.5%
     993,240   MGIC Investment Corp.                                 70,520,040
Food - Retail - 0.5%
     296,990   Whole Foods Market, Inc.#                             24,448,217
Hotels and Motels - 2.6%
   2,761,965   Starwood Hotels & Resorts Worldwide, Inc.            124,288,425
Independent Power Producer - 0.3%
   1,649,240   Reliant Energy, Inc.                                  16,294,491
Medical - Biomedical and Genetic - 0.3%
     230,100   Celgene Corp.#                                        12,271,233
Medical - Drugs - 6.8%
   1,450,075   Forest Laboratories, Inc.                             72,924,271
   1,677,550   Pfizer, Inc.                                          53,614,498
   1,611,196   Roche Holding A.G.**                                 159,312,380
     531,351   Sanofi-Aventis**                                      35,248,545
                                                                    321,099,694
Medical - HMO - 3.4%
     530,520   Anthem, Inc.*,#                                       43,751,984
   1,845,225   UnitedHealth Group, Inc.                             116,064,653
                                                                    159,816,637
Medical Instruments - 1.5%
     885,630   Guidant Corp.                                         48,993,052
     489,115   Medtronic, Inc.                                       24,294,342
                                                                     73,287,394
Multimedia - 3.6%
   8,079,319   Time Warner, Inc.                                    134,520,661
   1,558,040   Walt Disney Co.                                       35,975,144
                                                                    170,495,805
Networking Products - 2.8%
   6,460,425   Cisco Systems, Inc.                                  134,764,466
Oil - Field Services - 0.8%
     758,495   BJ Services Co.                                       37,666,862
Pharmacy Services - 1.6%
   2,463,225   Caremark Rx, Inc.                                     75,128,363
Reinsurance - 4.0%
      65,512   Berkshire Hathaway, Inc. - Class B*                  189,591,728
Retail - Apparel and Shoe - 1.2%
   2,414,800   Gap, Inc.#                                            54,815,960
Retail - Office Supplies - 1.3%
   2,186,538   Staples, Inc.                                         63,147,217
Retail - Pet Food and Supplies - 0.6%
     853,795   PETsMART, Inc.#                                       26,476,183
Savings/Loan/Thrifts - 0.3%
   1,196,251   NewAlliance Bancshares, Inc.#                         16,687,701
Semiconductor Components/Integrated Circuits - 1.5%
   1,443,060   Maxim Integrated Products, Inc.                       69,411,186
Semiconductor Equipment - 1.1%
   3,166,620   Applied Materials, Inc.*                              53,737,541
Steel - Producers - 0.6%
     203,060   POSCO**                                               27,693,946
Telecommunication Equipment - Fiber Optics - 0.6%
   2,408,110   Corning, Inc.                                         29,764,240
Television - 0.5%
   2,201,219   British Sky Broadcasting Group PLC                    24,196,913
Therapeutics - 0.3%
     360,835   Neurocrine Biosciences, Inc.                          16,804,086
Toys - 0.4%
   1,543,962   Marvel Enterprises, Inc.                              20,148,704
Transportation - Railroad - 2.5%
   2,618,490 Canadian National Railway Co. (New York Shares) 117,910,605 Transportation - Services - 2.5%
     844,500   C.H. Robinson Worldwide, Inc.#                        36,929,985
     969,850   FedEx Corp.                                           79,411,318
                                                                    116,341,303
Web Portals/Internet Service Providers - 3.5%
   5,432,960   Yahoo!, Inc.                                         167,335,168
Wireless Equipment - 1.0%
   2,839,910   Motorola, Inc.                                        45,239,766

-------------------------------------------------------------------------------
Total Common Stock (cost $3,679,494,458)                          4,521,480,288
-------------------------------------------------------------------------------
Other Securities - 2.5%
 117,787,625   State Street Navigator Securities Lending
               Prime Portfolio+ (cost $117,787,625)                 117,787,625
-------------------------------------------------------------------------------
Repurchase Agreement - 2.1%

$101,000,000   UBS Financial Services, Inc. 1.36%
                    dated 7/30/04, maturing 8/2/04
                    to be repurchased at $101,011,447
                    collateralized by $570,187,139
                    in U.S. Government Agencies
                    0% - 305.1519%, 3/15/11 - 2/25/43;
                    with a value of $103,020,196
                    (cost $101,000,000)                             101,000,000
-------------------------------------------------------------------------------
Total Investments (total cost $3,898,282,083) - 100%             $4,740,267,913
-------------------------------------------------------------------------------


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          July 31, 2004 (unaudited)

Country                                            Market Value % of Investment
                                                                     Securities
Bermuda                                           $ 194,485,784            4.0%
Canada                                              136,321,519            2.9
France                                               93,318,809            2.0
South Korea                                         155,436,075            3.3
Switzerland                                         227,583,072            4.8
United Kingdom                                       60,826,919            1.3
United States++                                   3,872,295,735           81.7
                                                 --------------          -----
Total                                            $4,740,267,913          100.0%
                                                 ==============          =====

++Includes Short-Term Securities (77.1% excluding Short-Term Securities)

FORWARD CURRENCY  CONTRACTS
  Open at July 31, 2004
                               CURRENCY       CURRENCY
CURRENCY SOLD AND               UNITS         VALUE IN              UNREALIZED
 SETTLEMENT DATE                SOLD           $ U.S.               GAIN/(LOSS)
--------------------------------------------------------------------------------
Euro 8/6/04                      6,080,000     $  7,319,075          $   276,061

Euro 10/15/04                   15,300,000       18,400,608            (270,108)

South Korean Won 11/12/04    6,361,800,000        5,407,242             (40,901)

South Korean Won 11/15/04   63,400,000,000       53,879,494          (1,163,716)

Swiss Franc 9/27/04             44,600,000       34,940,856              857,817

Swiss Franc 10/15/04            42,900,000       33,630,160            (579,313)
--------------------------------------------------------------------------------
Total                                          $153,577,435         $  (920,160)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
New York Shares     Securities of foreign companies trading on the New
                    York Stock Exchange
PLC                 Public Limited Company
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Mercury Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

-----------------------------------------------------
                                    Value at
Fund                              July 31, 2004
-----------------------------------------------------
Janus Mercury Fund                $114,942,323
-----------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

---------------------------------------------------
                              Cash Collateral at
Fund                            July 31, 2004
---------------------------------------------------
Janus Mercury Fund               $117,787,625
---------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized    Net Appreciation/
                     Appreciation    (Depreciation)   (Depreciation)
----------------------------------------------------------------------
  $3,997,905,354     $887,721,245    $(145,358,686)   $742,362,559
----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
--------------------------------------------------------------------------------
Common Stock - 76.8%
Agricultural Operations - 0.6%
     457,300   Bunge, Ltd.#                                      $   18,351,449
Applications Software - 0.2%
   1,650,000   Pinnacle Systems, Inc.#                                6,517,500
Automotive - Truck Parts and Equipment - Original - 1.3%
     250,000   Autoliv, Inc.                                         10,522,500
     400,000   Magna International, Inc. - Class A
                (New York Shares)                                    32,200,000
                                                                     42,722,500
Broadcast Services and Programming - 0.5%
   1,900,000   Liberty Media Corp. - Class A                         16,112,000
Building - Residential and Commercial - 1.3%
     580,000   Pulte Homes, Inc.                                     31,685,400
     200,000   Standard Pacific Corp.#                                9,282,000
                                                                     40,967,400
Cable Television - 0.1%
      95,000   Liberty Media International, Inc. - Class A            2,962,100
Chemicals - Specialty - 0.9%
     850,000   Lubrizol Corp.#                                       29,435,500
Coal - 0.5%
     500,000   Arch Coal, Inc.#                                      16,885,000
Commercial Banks - 2.0%
     750,000   Compass Bancshares, Inc.                              33,067,500
     300,000   Mercantile Bankshares Corp.#                          13,623,000
     550,000   National Commerce Financial Corp.                     17,875,000
                                                                     64,565,500
Commercial Services - 0.5%
   1,500,000   ServiceMaster Co.#                                    17,520,000
Commercial Services - Finance - 0.4%
     280,000   H&R Block, Inc.#                                      13,756,400
Computers - Memory Devices - 0.8%
   1,450,000   Advanced Digital Information Corp.#                   12,934,000
     175,000   Imation Corp.#                                         5,801,250
     195,200   Maxtor Corp.*,#                                          913,536
     300,000   SanDisk Corp.#                                         7,296,000
                                                                     26,944,786
Consumer Products - Miscellaneous - 0.6%
     866,900   American Greetings Corp. - Class A                    20,216,108
Data Processing and Management - 0.6%
     250,000   SEI Investments Co.                                    7,667,500
     600,000   VERITAS Software Corp.                                11,436,000
                                                                     19,103,500
Decision Support Software - 0.3%
     900,000   NetIQ Corp.#                                           8,577,000
Diagnostic Equipment - 0.2%
     230,000   Cytyc Corp.#                                           5,559,100
Distribution/Wholesale - 2.4%
     650,000   Genuine Parts Co.#                                    24,524,500
   1,700,000   Ingram Micro, Inc. - Class A                          24,225,000
     550,000   W.W. Grainger, Inc.#                                  29,122,500
                                                                     77,872,000
Diversified Operations - 1.2%
     650,000   Federal Signal Corp.#                                 11,056,500
     225,000   Harsco Corp.                                          10,098,000
     200,000   Pentair, Inc.                                          6,264,000
     400,000   Trinity Industries, Inc.#                             12,028,000
                                                                     39,446,500
Electronic Components - Semiconductors - 1.2%
     800,000   Fairchild Semiconductor International, Inc.*          11,752,000
     700,000   QLogic Corp.#                                         17,115,000
     600,000   Zoran Corp.#                                          10,614,000
                                                                     39,481,000
Electronic Design Automation - 0.7%
     950,000   Synopsys, Inc.#                                       24,025,500
Electronic Measuring Instruments - 0.2%
     150,000   Garmin, Ltd.#                                          5,625,000
Engineering - Research and Development Services - 1.1%
     200,000   Fluor Corp.#                                           9,110,000
     700,000   Jacobs Engineering Group, Inc.#                       27,986,000
                                                                     37,096,000
Fiduciary Banks - 0.6%
     400,000   State Street Corp.                                    17,124,000
      50,000   Wilmington Trust Corp.#                                1,745,000
                                                                     18,869,000
Finance - Commercial - 1.1%
   1,050,000   CIT Group, Inc.                                       36,498,000
Finance - Investment Bankers/Brokers - 0.7%
     280,000   Legg Mason, Inc.                                      21,991,200
Food - Diversified - 0.7%
     600,000   H.J. Heinz Co.                                        22,134,000
Food - Retail - 0.3%
     500,000   Safeway, Inc.#                                        10,565,000
Food - Wholesale/Distribution - 1.2%
     445,200   Fresh Del Monte Produce, Inc.#                        11,820,060
     900,000   Supervalu, Inc.                                       25,704,000
                                                                     37,524,060
Forestry - 0.5%
     550,000   Plum Creek Timber Company, Inc.                       17,259,000
Gas - Distribution - 0.9%
   1,400,000   ONEOK, Inc.#                                          29,400,000
Health Care Cost Containment - 0.5%
     550,000   McKesson Corp.#                                       17,693,500
Home Furnishings - 0.4%
     710,000   La-Z-Boy, Inc.#                                       12,268,800
Hospital Beds and Equipment - 1.0%
     545,000   Hillenbrand Industries, Inc.#                         30,950,550
Hotels and Motels - 0.5%
     600,000   Fairmont Hotels & Resorts, Inc.
                (New York Shares)                                    15,450,000
Industrial Gases - 0.6%
     400,000   Air Products and Chemicals, Inc.                      20,700,000
Instruments - Controls - 0.2%
     140,000   Mettler-Toledo International, Inc.                     5,838,000
Internet Security - 1.0%
     700,000   Check Point Software Technologies, Ltd.
                (New York Shares)                                    13,923,000
   1,300,000   Internet Security Systems, Inc.#                      19,916,000
                                                                     33,839,000
Investment Management and Advisory Services - 2.0%
   1,200,000   Federated Investors, Inc. - Class B                   33,732,000
     300,000   Franklin Resources, Inc.                              14,475,000
     850,000   Waddell & Reed Financial, Inc. - Class A              16,507,000
                                                                     64,714,000
Machinery - Construction and Mining - 0.5%
     550,000   Joy Global, Inc.#                                     16,329,500
Machinery - General Industrial - 0.4%
     450,000   Albany International Corp. - Class A#                 13,464,000
Medical - Drugs - 0.5%
     650,000   Priority Healthcare Corp. - Class B#                  14,560,000
Medical - Generic Drugs - 0.3%
     600,000   Mylan Laboratories, Inc.                               8,892,000
Medical - HMO - 0.8%
   1,400,000   Humana, Inc.                                          25,354,000
Medical - Hospitals - 1.2%
     550,000   HCA, Inc.                                             21,257,500
     265,800   LifePoint Hospitals, Inc.#                             8,880,378
     666,300   Province Healthcare Co.#                               9,681,339
                                                                     39,819,217
Medical - Nursing Homes - 0.5%
     480,000   Manor Care, Inc.                                      15,000,000
Medical Labs and Testing Services - 1.3%
     250,000   Covance, Inc.#                                         9,172,500
     800,000   Laboratory Corporation of America Holdings#           31,328,000
                                                                     40,500,500
Medical Products - 0.2%
     200,000   Invacare Corp.#                                        8,110,000
Medical Sterilization Products - 1.0%
   1,500,000   Steris Corp.#                                         30,840,000
Multi-Line Insurance - 1.6%
     330,000   Cincinnati Financial Corp.                            13,160,400
   1,600,000   Old Republic International Corp.                      37,264,000
                                                                     50,424,400
Multimedia - 1.4%
   1,050,000   Belo Corp. - Class A#                                 24,549,000
     295,000   McGraw-Hill Companies, Inc.                           22,142,700
                                                                     46,691,700
Networking Products - 1.0%
   3,200,000   3Com Corp.                                            15,776,000
   1,600,000   Foundry Networks, Inc.                                16,416,000
                                                                     32,192,000
Non-Hazardous Waste Disposal - 0.6%
     700,000   Republic Services, Inc.#                              20,020,000
Office Automation and Equipment - 0.4%
   1,000,000   Xerox Corp.#                                          13,860,000
Oil - Field Services - 1.7%
     300,000   Cal Dive International, Inc.                           9,300,000
   1,200,000   Key Energy Services, Inc.#                            12,096,000
     850,000   Varco International, Inc.#                            20,544,500
     250,000   Weatherford International, Ltd.#                      11,695,000
                                                                     53,635,500
Oil and Gas Drilling - 3.0%
     500,000   Global Santa Fe Corp.#                                13,700,000
     650,000   Noble Corp.#                                          25,168,000
   1,800,000   Patterson-UTI Energy, Inc.#                           32,814,000
     500,000   Precision Drilling Corp.                              24,865,000
                                                                     96,547,000
Oil Companies - Exploration and Production - 4.2%
     210,000   Anadarko Petroleum Corp.#                             12,555,900
     360,000   Burlington Resources, Inc.#                           13,741,200
     200,000   Devon Energy Corp.                                    13,898,000
     250,000   EOG Resources, Inc.                                   15,887,500
   1,100,000   Forest Oil Corp.#                                     31,119,000
     375,000   Newfield Exploration Co.#                             22,151,250
     500,000   Noble Energy, Inc.                                    27,655,000
                                                                    137,007,850
Oil Companies - Integrated - 0.8%
     700,000   Marathon Oil Corp.                                    26,369,000
Oil Field Machinery and Equipment - 1.4%
     700,000   Cooper Cameron Corp.#                                 35,763,000
     300,000   National-Oilwell, Inc.#                               10,035,000
                                                                     45,798,000
Paper and Related Products - 1.4%
     625,000   Rayonier, Inc.                                        27,487,500
     250,000   Temple-Inland, Inc.#                                  17,062,500
                                                                     44,550,000
Pharmacy Services - 0.8%
     970,000   Omnicare, Inc.#                                       27,421,900
Power Converters and Power Supply Equipment - 0.5%
   1,150,000   American Power Conversion Corp.#                      17,365,000
Property and Casualty Insurance - 0.5%
     349,400   Mercury General Corp.#                                16,467,222
Publishing - Newspapers - 0.5%
     400,000   Tribune Co.                                           16,980,000
Publishing - Periodicals - 0.2%
     450,000   Reader's Digest Association, Inc.#                     6,426,000
Reinsurance - 1.4%
     300,000   Everest Re Group, Ltd.                                22,044,000
     650,000   IPC Holdings, Ltd.                                    24,375,000
                                                                     46,419,000
REIT - Apartments - 0.7%
     150,000   Avalonbay Communities, Inc.                            8,730,000
     400,000   Home Properties, Inc.                                 15,040,000
                                                                     23,770,000
REIT - Diversified - 0.4%
     450,000   Duke Realty Corp.#                                    13,842,000
REIT - Office Property - 1.3%
     250,000   Alexandria Real Estate Equities, Inc.                 15,022,500
     800,000   Prentiss Properties Trust                             27,408,000
                                                                     42,430,500
REIT - Shopping Centers - 0.8%
     800,000   Weingarten Realty Investors                           24,640,000
Retail - Apparel and Shoe - 0.4%
     400,000   Talbots, Inc.                                         12,320,000
Retail - Discount - 0.7%
   1,900,000   Big Lots, Inc.#                                       23,256,000
Retail - Drug Store - 0.6%
     500,000   CVS Corp.                                             20,935,000
Retail - Restaurants - 1.5%
     400,000   Bob Evans Farms, Inc.#                                10,648,000
     630,000   Brinker International, Inc.#                          22,560,300
     400,000   Wendy's International, Inc.                           14,308,000
                                                                     47,516,300
Retail - Toy Store - 0.5%
     941,700   Toys R Us, Inc.#                                      15,500,382
Savings/Loan/Thrifts - 3.0%
     927,200   Astoria Financial Corp.                               31,673,152
     499,999   People's Bank#                                        15,754,968
   2,050,000   Washington Federal, Inc.#                             51,352,500
                                                                     98,780,620
Semiconductor Components/Integrated Circuits - 0.7%
   1,950,000   Integrated Device Technology, Inc.#                   22,288,500
Steel - Producers - 1.2%
     700,000   International Steel Group, Inc.                       22,911,000
     448,400   Steel Dynamics, Inc.#                                 14,685,100
                                                                     37,596,100
Super-Regional Banks - 1.2%
     780,000   PNC Bank Corp.                                        39,468,000
Telecommunication Equipment - Fiber Optics - 0.2%
     465,475   Newport Corp.#                                         6,674,912
Telephone - Integrated - 1.6%
     700,000   ALLTEL Corp.                                          36,400,000
     355,700   IDT Corp.                                              5,513,350
     650,000   IDT Corp. - Class B#                                  10,237,500
                                                                     52,150,850
Toys - 0.7%
   1,200,000   Mattel, Inc.                                          21,024,000
Transportation - Air Freight - 0.3%
     200,000   CNF, Inc.                                              8,252,000
Transportation - Railroad - 0.5%
   1,200,000   Kansas City Southern#                                 17,544,000
Transportation - Services - 1.1%
   2,600,000   Laidlaw International, Inc.                           36,530,000
Transportation - Truck - 1.1%
     700,000   Swift Transportation Company, Inc.                    13,982,500
     650,000   USF Corp.#                                            23,075,000
                                                                     37,057,500
Wireless Equipment - 0.4%
   1,650,000   Wireless Facilities, Inc.#                            12,342,000
--------------------------------------------------------------------------------
Total Common Stock (cost $2,256,179,451)                          2,494,398,406
--------------------------------------------------------------------------------
Rights - 0%
Cable Television - 0%
      19,000   Liberty Media International, Inc. - Class A*
                (cost $0)                                               114,190
--------------------------------------------------------------------------------
Money Markets - 7.5%
$100,000,000   Janus Institutional Cash Reserves Fund, 1.32%        100,000,000

 145,000,000   Janus Money Market Fund, 1.30%                       145,000,000
--------------------------------------------------------------------------------
Total Money Markets (cost $245,000,000)                             245,000,000
--------------------------------------------------------------------------------
Other Securities - 5.9%
 191,389,696   State Street Navigator Securities Lending
               Prime Portfolio+ (cost $191,389,696)                 191,389,696
--------------------------------------------------------------------------------
Repurchase Agreements - 9.8%
$150,000,000   UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $150,017,000
                collateralized by $846,812,583
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43;
                with a value of $153,000,291                        150,000,000

 167,700,000   Citigroup Global Markets, Inc., 1.3625%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $167,719,041
                collateralized by $168,685,908
                in U.S. Government Agencies
                0% - 8.125%, 12/20/04 - 8/6/38
                $13,179,711 in U.S. Treasury Notes/Bonds
                1.625% - 14.00%, 1/31/05 - 11/15/26;
                with respective values of $157,009,401
                and $14,044,685                                     167,700,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $317,700,000)                     317,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $3,010,269,147) - 100%             $3,248,602,292
--------------------------------------------------------------------------------

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                            Market Value  % of Investment
                                                                      Securities
Bermuda                                          $   76,465,449             2.4%
Canada                                               72,515,000             2.2
Cayman Islands                                       56,313,060             1.7
Israel                                               13,923,000             0.4
United States++                                   3,029,385,783            93.3
                                                 --------------           -----
Total                                            $3,248,602,292           100.0%
                                                 ==============           =====

++Includes Short-Term Securities (70.1% excluding Short-Term Securities)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

New York Shares     Securities of foreign companies trading on the
                    New York Stock Exchange
REIT                Real Estate Investment Trusts
*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The Fund may invest in money market funds, including funds managed by Janus Capital. During the quarter ended July 31, 2004, the Fund recorded distributions from affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

Janus Mid Cap        Purchases      Sales         Dividend      Market Value at
  Value Fund        Shares/Cost   Shares/Cost      Income        July 31, 2004
--------------------------------------------------------------------------------
JANUS
INSTITUTIONAL CASH
RESERVES FUND       100,000,000       --          $172,459      100,000,000
--------------------------------------------------------------------------------
JANUS MONEY MARKET
FUND                145,000,000       --          $163,184      145,000,000
--------------------------------------------------------------------------------

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Mid Cap Value Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.


REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

-----------------------------------------------------
                                    Value at
Fund                              July 31, 2004
-----------------------------------------------------
Janus Mid Cap Value Fund          $186,566,019
-----------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

---------------------------------------------------
                              Cash Collateral at
Fund                            July 31, 2004
---------------------------------------------------
Janus Mid Cap Value Fund        $191,389,696
---------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.


Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized    Net Appreciation/
                     Appreciation    (Depreciation)   (Depreciation)
----------------------------------------------------------------------
  $3,016,187,088     $329,649,799    $(97,234,595)     $232,415,204
----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Principal Amount                                                                                         Market Value
-----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 10.5%
 $25,000,000    ABN AMRO Bank N.V., New York, 1.33%, 2/28/05                                            $   25,000,000
  45,000,000    ABN AMRO Bank N.V., New York, 1.47%, 4/14/05                                                45,000,000
  30,000,000    Associated Bank N.A., Green Bay, 1.4175%, 3/11/05                                           29,998,158
  22,000,000    Canadian Imperial Bank of Commerce, New York, 1.11%, 12/20/04                               21,987,105
  25,000,000    Credit Agricole, New York, 1.30%, 8/4/04                                                    25,000,000
  50,000,000    Credit Lyonnais Bank, New York, 1.71%, 4/25/05                                              50,000,000
  50,000,000    HSH Nordbank A.G.,New York, 1.38%, 8/26/04                                                  49,999,658
  30,000,000    HSH Nordbank A.G., New York, 1.87%, 12/30/04                                                30,007,186
  25,000,000    HSH Nordbank A.G., New York, 1.40%, 2/2/05                                                  25,006,517
  25,000,000    Landesbank Baden-Wurttemberg, New York, 2.00%, 5/11/05                                      24,999,037
  25,000,000    Natexis Banques Populaires, New York, 1.09%, 8/20/04                                        25,000,000
  25,000,000    Natexis Banques Populaires, New York, 1.35%, 1/24/05                                        25,000,000
  30,000,000    Natexis Banque Populaires, New York, 1.36%, 3/31/05                                         30,000,000
  50,000,000    Norddeutsche Landesbank Girozentrale, New York, 1.38%, 8/26/04                              49,999,658
  50,000,000    Norddeutsche Landesbank Girozentrale, New York, 1.45%, 11/10/04                             49,998,618
  50,000,000    Royal Bank of Scotland, New York, 2.235%, 6/14/05                                           49,993,543
  25,000,000    Societe Generale, New York, 1.45%, 2/2/05                                                   25,000,000
  25,000,000    Societe Generale, New York, 1.35%, 2/28/05                                                  25,000,000
  50,000,000    Societe Generale, New York, 1.48%, 4/6/05                                                   50,000,000
  50,000,000    Svenska Handelsbanken, New York, 1.32%, 8/23/04                                             49,999,699
  25,000,000    Swedbank, New York, 1.32%, 8/4/04                                                           25,000,000
  25,000,000    Swedbank, New York, 1.455%, 11/10/04                                                        24,999,654
  30,000,000    US Bank NA, 2.31%, 7/27/05                                                                  29,997,069
  50,000,000    Westdeutsche Landesbank Girozentrale, New York, 1.38%, 8/5/04                               50,000,000
  50,000,000    Westdeutsche Landesbank Girozentrale, New York, 1.45%, 2/2/05                               49,999,999
  25,000,000    Westdeutsche Landesbank Girozentrale, New York, 1.41%, 2/2/05                               25,000,000
-----------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $911,985,901)                                                          911,985,901
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper - 16.3%
  50,000,000    Bavaria TRR Corp., 1.35%, 8/4/04 (Section 4(2))                                             49,994,375
  50,000,000    Bavaria TRR Corp., 1.35%, 8/5/04 (Section 4(2))                                             49,992,500
  50,000,000    Bavaria TRR Corp., 1.42%, 8/20/04 (Section 4(2))                                            49,962,528
  50,000,000    Bavaria TRR Corp., 1.45%, 8/27/04 (Section 4(2))                                            49,947,639
  20,000,000    BTM Capital Corp. 1.36%, 8/4/04 (Section 4(2))                                              19,997,733
  25,000,000    Check Point Charlie, Inc., 1.33%, 8/5/04 (Section 4(2))                                     24,996,306
  31,000,000    Check Point Charlie, Inc., 1.21%, 8/9/04 (Section 4(2))                                     30,991,664
  24,500,000    Check Point Charlie, Inc., 1.40%, 8/12/04 (Section 4(2))                                    24,489,519
  30,000,000    Check Point Charlie, Inc., 1.25%, 8/16/04 (Section 4(2))                                    29,984,375
  32,100,000    Check Point Charlie, Inc., 1.46%, 9/2/04 (Section 4(2))                                     32,058,341
  50,000,000    Check Point Charlie, Inc., 1.47%-1.50%, 9/13/04 (Section 4(2))                              49,911,492
  25,000,000    Check Point Charlie, Inc., 1.50%, 9/20/04 (Section 4(2))                                    24,947,917
  25,100,000    Check Point Charlie, Inc., 1.63%, 10/15/04 (Section 4(2))                                   25,014,765
  31,507,000    Gotham Funding Corp., 1.35%, 8/3/04 (Section 4(2))                                          31,504,637
  50,000,000    Gotham Funding Corp., 1.43%, 8/23/04 (Section 4(2))                                         49,956,306
  50,000,000    Gotham Funding Corp., 1.45%, 8/26/04 (Section 4(2))                                         49,949,653
  29,500,000    Harrier Finance Funding LLC, 1.60%, 10/18/04 (144A)                                         29,397,733
  34,000,000    K2 (U.S.A) LLC, 1.50%, 10/18/04 (144A)                                                      33,889,500
  43,779,000    La Fayette Asset Securitization LLC, 1.50%, 9/15/04 (Section 4(2))                          43,696,914
  59,100,000    Medical Building Funding IV, Series 2003, 1.54%, 8/13/04                                    59,069,662
  40,000,000    PB Finance (Delaware), Inc., 1.48%, 9/20/04                                                 39,917,778
  50,000,000    PB Finance (Delaware), Inc., 1.54%, 10/4/04                                                 49,863,111
  30,000,000    PB Finance (Delaware), Inc., 1.59%, 10/19/04                                                29,895,325
  39,162,000    Rhineland Funding Capital Corp., 1.16%, 8/2/04 (Section 4(2))                               39,160,738
  35,864,000    Rhineland Funding Capital Corp., 1.37%, 8/16/04 (Section 4(2))                              35,843,528
  55,000,000    Rhineland Funding Capital Corp., 1.20%, 8/17/04 (Section 4(2))                              54,970,667
  50,000,000    Rhineland Funding Capital Corp., 1.28%, 8/24/04 (Section 4(2))                              49,959,111
  50,000,000    Rhineland Funding Capital Corp., 1.33%, 8/26/04 (Section 4(2))                              49,953,819
  35,000,000    Rhineland Funding Capital Corp., 1.45%, 8/27/04 (Section 4(2))                              34,963,347
  62,599,000    Rhineland Funding Capital Corp., 1.40%-1.45%, 8/31/04 (Section 4(2))                        62,524,855
  24,000,000    Rhineland Funding Capital Corp., 1.50%, 9/2/04 (Section 4(2))                               23,968,000
  35,582,000    Rhineland Funding Capital Corp., 1.48%, 9/15/04 (Section 4(2))                              35,516,173
  43,250,000    Rhineland Funding Capital Corp., 1.50%, 9/16/04 (Section 4(2))                              43,167,104
  50,000,000    Victory Receivables Corp., 1.45%, 8/23/04 (Section 4(2))                                    49,955,694
  50,000,000    Victory Receivables Corp., 1.45%, 8/25/04 (Section 4(2))                                    49,951,667
-----------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $1,409,364,476)                                                             1,409,364,476
-----------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 50.7%
  11,120,000    Arbor Station IV, 1.40%, 2/1/24                                                             11,120,000
  75,000,000    Ares VII CLO, Ltd., Class A-1A, 1.23%, 5/8/15 (144A)ss.                                     75,000,000
  50,000,000    Associated Bank N.A., Green Bay, 1.1787%, 2/3/05                                            50,000,000
  75,000,000    Associates Corp. N.A., 1.67%, 6/27/06                                                       75,000,000
 350,000,000    Bank of America Securities LLC (same day put), 1.41%, 8/2/04                               350,000,000
 100,000,000    Blue Heron Funding II, Ltd., Class A, 1.4562%, 3/18/05 (144A)ss.                           100,000,000
 100,000,000    Blue Heron Funding IV, Ltd., Series 4A Class A, 1.45%, 12/17/04 (144A)ss.                  100,000,000
 100,000,000    Blue Heron Funding V, Ltd., Class A-1 1.48%, 2/23/05 (144A)                                100,000,000
 150,000,000    Blue Heron Funding VI, Ltd., Class A-1, 1.45%, 5/18/05 (144A)ss.                           150,000,000
  75,000,000    Blue Heron Funding VII, Ltd., Series 7A, Class A-1, 1.51%, 5/27/05 (144A)ss.                75,000,000
  14,980,000    Breckenridge Terrace LLC, 1.53%, 5/1/39                                                     14,980,000
  22,560,000    Brosis Finance LLC, 1.47%, 9/1/19                                                           22,560,000
  35,815,000    Cambridge Health Center of San Diego, 1.50%, 12/1/28                                        35,815,000
  32,610,000    Cambridge-Plano Partners, 1.50%, 10/1/28                                                    32,610,000
  20,400,000    Champions Gate Apartments, 1.50%, 1/1/24                                                    20,400,000
  16,025,000    Colorado Natural Gas, Inc., Series 2002, 1.58%, 7/1/32                                      16,025,000
  27,055,000    Colorado Springs, Colorado Utilities System Revenue, Series C, 1.45%, 11/1/27               27,055,000
  33,800,000    Cook County, Illinois, Series A, 1.52%, 11/1/23                                             33,800,000
  10,350,000    Cornerstone Funding Corporation I, Series 2003C, 1.51%, 4/1/13                              10,350,000
  11,088,000    Cornerstone Funding Corporation I, Series 2003E, 1.51%, 7/1/30                              11,088,000
  50,000,000    Davis Square Funding, Ltd., Series 2004-2A, 1.39%, 5/6/39 (144A)ss.                         50,000,000
 398,000,000    EMC Mortgage Corp. (same day put), 1.4725%, 5/6/05                                         398,000,000
  13,540,000    Gary, Indiana Redevelopment District Economic Growth Revenue, Series A, 1.56%
                1/8/06                                                                                      13,540,000
 445,000,000    GMAC Mortgage Corp. of Pennsylvania, 1.8666%, 8/25/04                                      444,446,240
  25,563,456    GMACCM Mortgage Trust III Series 2000 - Class A, (credit enhanced and liquidity
                provided by Freddie Mac), 1.43%, 9/20/05 (144A)ss.                                          25,563,456
  34,000,000    Harrier Finance Funding LLC, 1.36%, 5/16/05                                                 33,993,643
  16,430,000    HHH Supply and Investment Co., 1.50%, 7/1/29                                                16,430,000
  17,845,000    Hillcrest Medical Plaza, 1.48%, 9/1/23                                                      17,845,000
  17,656,000    Holston Medical Group, 1.59%, 1/1/13                                                        17,656,000
  50,000,000    Household Finance Corp., 1.26%, 8/18/04                                                     50,000,000
   8,560,000    Istrouma Baptist Church, Inc., Series 2004 1.53%, 7/1/24                                     8,560,000
 520,000,000    J.P. Morgan Securities, Inc. (seven day put), 1.3925%, 10/19/04                            520,000,000
  40,000,000    K2 (USA) LLC, 1.37%, 6/20/05 (144A)ss.                                                      40,000,000
  80,000,000    Lehman Brothers, Inc. (90 day put), 1.4925%, 1/3/05(B)                                      80,000,000
 475,000,000    Lehman Brothers, Inc. (same day put), 1.4625%, 3/17/05                                     475,000,000
  10,800,000    Lenexa, Kansas Industrial Revenue, (Labone, Inc. Project), Series A 1.57%, 9/1/09           10,800,000
  23,000,000    Los Angeles, California County Fair Association 1.48%, 11/1/16                              23,000,000
  20,675,000    Louisiana Health Systems Corp. Revenue, Series B, 1.50%, 10/1/22                            20,675,000
 501,000,000    Merrill Lynch & Company, Inc. (seven day put), 1.4625%, 3/28/05                            501,000,000
  20,000,000    Mississippi Business Finance Corp., 1.50%,10/1/18                                           20,000,000
  32,875,000    Montgomery, Alabama BMC Special Care Facilities Financing Authority (Baptist
                Medical Center), Series C, 1.40%, 11/15/29                                                  32,875,000
  20,000,000    Morganite Industries, Inc., 1.47%, 7/1/18                                                   20,000,000
  19,200,000    Municipal Gas Authority of Georgia (Gas Portfolio III Project), Series A, 1.51%,2/1/15      19,200,000
  31,500,000    Olympic Club, California Revenue, Series 2002, 1.54%, 10/1/32                               31,500,000
  15,000,000    Patrick Schaumburg Automobiles, Inc. 1.53%, 7/1/08                                          15,000,000
  50,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 1.40%, 10/15/38 (144A)            50,000,000
  10,500,000    Racetrac Capital LLC, Series 1998-A, 1.47%, 4/1/18                                          10,500,000
  25,000,000    Rehau, Inc., 1.89%, 10/1/19                                                                 25,000,000
  31,500,000    Shoosmith Brothers, Inc., 1.47%, 3/1/15                                                     31,500,000
  15,200,000    St. Francis Place L.P., 1.43%, 12/1/08 (144A)                                               15,200,000
  19,025,000    Timber Ridge County Affordable Housing Corporation, Series 2003, 1.58%, 12/1/32             19,025,000
   4,610,000    Union City, Tennessee Industrial Development Board, (Cobank LLC Project), 1.55%
                1/1/25                                                                                       4,610,000
  38,975,000    Westchester County, New York Industrial Development Agency, (Fortwest II Facility)
                Series 2002, 1.73%, 5/1/32                                                                  38,975,000
-----------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $4,390,697,339)                                                          4,390,697,339
-----------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Note - 0.4%
  37,000,000    CC USA, Inc.
                1.475%, due 4/18/05 (144A) (cost $37,000,000)                                               37,000,000
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 21.9%
 130,000,000    Bear Stearns & Company, Inc., 1.3825%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $130,014,977
                 collateralized by $757,549,275
                 in Collateralized Mortgage Obligations
                 1.00418% - 573.397727%, 8/3/14 - 9/25/34, AAA
                 with a value of $132,600,952                                                              130,000,000
  50,000,000    CDC Securities, Inc., 1.4325%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $50,005,969
                 collateralized by $59,669,758
                 in Collateralized Mortgage
                 Obligations; 0%, 9/12/13
                 with a value of $55,006,566                                                                50,000,000
 423,300,000    Citigroup Global Markets, Inc., 1.3625%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $423,348,062
                 collateralized by $425,788,581
                 in U.S. Government Agencies
                 0% - 8.125%, 12/20/04 - 8/6/38
                 $33,267,570 in U.S. Treasury Notes/Bonds
                 1.625% - 14.00%, 1/31/05 - 11/15/26;
                 with respective values of $395,606,303
                 and $36,159,914                                                                           423,300,000
 433,000,000    Citigroup Global Markets, Inc., 1.5025%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $433,054,215
                 collateralized by $481,722,355
                 in Medium Term Notes
                 0.001%, 10/2/30 - 7/12/34
                 with a value of $487,725,194                                                              433,000,000
  50,000,000    Credit Suisse First Boston, Inc., 1.3625%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $50,005,677
                 collateralized by $96,305,136
                 in U.S. Government Agencies
                 0% - 15.62%, 3/20/25 - 4/20/34
                 with a value of $51,003,455                                                                50,000,000
 425,000,000    Goldman Sachs and Co., 1.3825%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $425,048,964
                 collateralized by $432,527,427
                 in Collateralized Mortgage Obligations
                 4.73603% - 6.00%, AAA, 11/25/26 - 9/25/34
                 with a value of $433,500,000                                                              425,000,000
 183,600,000    JPMorgan Securities, Inc., 1.41%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $183,621,573
                 collateralized by $331,785,214
                 in U.S. Government Agencies
                 0% - 5.60%, 8/20/32 - 12/25/33
                 with a value of $187,272,677                                                              183,600,000
 200,000,000    Nomura Securities International, Inc., 1.40%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $200,023,333
                 collateralized by $225,286,922
                 in U.S. Government Agencies
                 4.50% - 6.00%, 11/01/18 - 2/01/34
                 with a value of $204,000,000                                                              200,000,000
-----------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,894,900,000)                                                        1,894,900,000
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 0.2%
  14,967,251    Freddie Mac 1.50%, due 1/15/42 (cost $14,967,251)                                           14,967,251
-----------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,658,914,967) - 100%                                                    $8,658,914,967
-----------------------------------------------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.
144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
(B)   Security is illiquid.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                                                         Value as
                                                      Acquisition     Acquisition                          % of
                                                         Date             Cost            Value        Market Value
---------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Ares VII CLO Ltd., Class A-1A
  1.23%, 5/8/15 (144A)                                   5/7/03       $ 75,000,000     $ 75,000,000         0.9%
Blue Heron Funding II, Ltd., Class A
  1.4562%, 3/18/05 (144A)                               3/19/04        100,000,000      100,000,000         1.2%
Blue Heron Funding IV, Ltd., Series 4A, Class A
  1.45%, 12/17/04 (144A)                                12/19/03       100,000,000      100,000,000         1.2%
Blue Heron Funding VI, Ltd., Class A-1
  1.45%, 5/18/05 (144A)                                 5/19/04        150,000,000      150,000,000         1.7%
Blue Heron Funding VII, Ltd., Series 7A, Class A-1
  1.37%, 5/27/05 (144A)                                 5/28/04         75,000,000       75,000,000         0.9%
Davis Square Funding, Ltd., Series 2004-2A
  1.39%, 5/6/39 (144A)                                   5/6/04         50,000,000       50,000,000         0.6%
GMACCM Mortgage Trust III Series 2000 - Class A
  (credit enhanced and liquidity
  provided by Freddie Mac) 1.43%, 9/20/05 (144A)        12/7/00         25,563,456       25,563,456         0.3%
K2 (USA) LLC
  1.37%, 6/20/05 (144A)                                 6/18/04         40,000,000       40,000,000         0.5%
---------------------------------------------------------------------------------------------------------------------
                                                                      $615,563,456     $615,563,456         7.3%
---------------------------------------------------------------------------------------------------------------------

The Fund has certain registration rights for certain restricted securities held as July 31, 2004. The issuer incurs all registration costs.

Variable rate notes are notes, the interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2004.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The Fund may invest in money market funds, including funds managed by Janus Capital. During the quarter ended July 31, 2004, the Fund recorded distributions from affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

------------------------------------------------------------------------------------------------------------
                                                                                 Dividends     Market Value
                                                 Subscriptions   Redemptions       Paid         at 7/31/04
------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Janus Worldwide Fund                              $405,000,000   $400,000,000    $ 77,934      $  5,000,000
Janus Mid Cap Value Fund                           145,000,000             --     163,184       145,000,000
Janus Small Company Value Fund                     150,000,000             --     168,811       150,000,000
------------------------------------------------------------------------------------------------------------
                                                  $700,000,000   $400,000,000    $409,929      $300,000,000
------------------------------------------------------------------------------------------------------------

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Money Market Fund (the "Fund").

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If managment believes that such valuation does not reflect the securities' fair value, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees.


REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

------------------------------------------------------------------------------
 Federal Tax Cost       Unrealized          Unrealized      Net Appreciation/
                       Appreciation       (Depreciation)      (Depreciation)
------------------------------------------------------------------------------
  $8,658,914,967            --                  --                  --
------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.


JANUS OLYMPUS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
--------------------------------------------------------------------------------

Common Stock - 89.2%
Apparel Manufacturers - 1.0%
     578,070   Coach, Inc.*                                      $   24,735,615
Applications Software - 2.3%
   2,115,765   Microsoft Corp.                                       60,214,672
Audio and Video Products - 1.2%
     358,005   Harman International Industries, Inc.                 30,691,769
Building - Residential and Commercial - 1.2%
     723,040   Lennar Corp.#                                         30,859,347
Building Products - Air and Heating - 1.2%
     789,100   American Standard Companies, Inc.*                    29,898,999
Commercial Banks - 2.5%
       4,035   Mitsubishi Tokyo Financial Group, Inc.**              36,094,343
     745,175   UCBH Holdings, Inc.#                                  29,128,891
                                                                     65,223,234
Commercial Services - 1.8%
   1,038,285   Iron Mountain, Inc.*,#                                33,505,457
     999,400   ServiceMaster Co.#                                    11,672,992
                                                                     45,178,449
Commercial Services - Finance - 1.1%
     944,010   Paychex, Inc.                                         28,990,547
Containers - Metal and Glass - 1.5%
     537,155   Ball Corp.                                            38,771,848
Cosmetics and Toiletries - 0.8%
     398,190   Procter & Gamble Co.                                  20,765,609
Cruise Lines - 1.2%
     741,555   Royal Caribbean Cruises, Ltd. (New York Shares)#      31,701,476
Diversified Operations - 3.5%
     379,885   3M Co.                                                31,287,328
     388,290   Louis Vuitton Moet Hennessy S.A.#                     26,506,193
   1,008,180   Tyco International, Ltd. (New York Shares)            31,253,580
                                                                     89,047,101
E-Commerce/Products - 0.9%
     605,580   Amazon.com, Inc.*                                     23,569,174
Electronic Components - Semiconductors - 1.2%
   1,497,605   Texas Instruments, Inc.                               31,943,915
Enterprise Software/Services - 1.3%
     209,605   SAP A.G.                                              33,638,752
Entertainment Software - 1.3%
     686,797   Electronic Arts, Inc.*                                34,429,134
Fiduciary Banks - 0.7%
     465,545   Northern Trust Corp.                                  18,682,321
Finance - Consumer Loans - 1.1%
     714,230   SLM Corp.                                             27,083,602
Finance - Credit Card - 0.8%
   1,568,115   Providian Financial Corp.*,#                          21,702,712
Finance - Investment Bankers/Brokers - 0.7%
     475,170   JPMorgan Chase & Co.                                  17,738,096
Finance - Other Services - 1.1%
     230,785   Chicago Mercantile Exchange Holdings, Inc.#           28,963,518
Food - Retail - 1.2%
     389,287   Whole Foods Market, Inc.#                             32,046,106
Hotels and Motels - 2.9%
     697,375   Four Seasons Hotels, Inc.                             42,323,689
     698,135   Starwood Hotels & Resorts Worldwide, Inc.             31,416,075
                                                                     73,739,764
Human Resources - 0.9%
   1,550,001   Vedior N.V.                                           22,766,690
Independent Power Producer - 1.3%
   3,286,835   Reliant Energy, Inc.*,#                               32,473,930
Internet Security - 0.9%
   1,125,475   Check Point Software Technologies, Ltd.
               (New York Shares)*,#                                  22,385,698
Machine Tools and Related Products - 0.7%
     395,605   Kennametal, Inc.                                      17,406,620
Medical - Biomedical and Genetic - 4.9%
     635,385   Amgen, Inc.*                                          36,140,699
     619,798   Celgene Corp.*,#                                      33,053,827
     653,805   Genentech, Inc.*                                      31,827,227
     457,250   Invitrogen Corp.*,#                                   23,996,480
                                                                    125,018,233
Medical - Drugs - 5.4%
     837,985   Elan Corporation PLC (ADR)*,#                         17,220,592
     419,955   Eli Lilly and Co.                                     26,759,532
     461,860   Forest Laboratories, Inc.*                            23,226,939
     195,520   Pharmion Corp.*                                        8,774,938
     475,762   Roche Holding A.G.                                    47,042,554
     270,232   Sanofi-Aventis#                                       17,926,540
                                                                    140,951,095
Medical - Generic Drugs - 0.1%
     124,673   Teva Pharmaceutical Industries, Ltd. (ADR)#            3,690,321
Medical - HMO - 1.7%
     679,411   UnitedHealth Group, Inc.                              42,734,952
Medical Instruments - 1.6%
     501,985   Boston Scientific Corp.*                              19,205,946
     443,655   Medtronic, Inc.#                                      22,036,344
                                                                     41,242,290
Medical Products - 2.9%
     547,800   Varian Medical Systems, Inc.*                         37,803,678
     484,800   Zimmer Holdings, Inc.*                                36,995,088
                                                                     74,798,766
Multimedia - 1.4%
   2,124,920   Time Warner, Inc.*                                    35,379,918
Networking Products - 3.0%
   3,088,277   Cisco Systems, Inc.*                                  64,421,459
     540,415   Juniper Networks, Inc.*                               12,407,928
                                                                     76,829,387
Office Automation and Equipment - 1.0%
     526,000   Canon, Inc.**                                         25,673,501
Oil - Field Services - 2.1%
     534,110   BJ Services Co.                                       26,523,903
     424,760   Schlumberger, Ltd. (New York Shares)                  27,320,563
                                                                     53,844,466
Oil and Gas Drilling - 1.2%
   1,115,235   Global Santa Fe Corp.                                 30,557,439
Oil Companies - Integrated - 3.0%
     440,490   BP PLC (ADR)**                                        24,826,016
     535,225   Total S.A. (ADR)#                                     52,104,154
                                                                     76,930,170
Optical Supplies - 1.5%
     507,990   Alcon, Inc. (New York Shares)                         38,912,034
Retail - Apparel and Shoe - 2.8%
   3,190,255   Gap, Inc.                                             72,418,789
Retail - Auto Parts - 1.3%
     918,025   Advance Auto Parts, Inc.*                             34,077,088
Retail - Building Products - 0.9%
     487,860   Lowe's Companies, Inc.                                23,768,539
Retail - Consumer Electronics - 1.3%
     674,905   Best Buy Company, Inc.                                32,503,425
Retail - Jewelry - 1.1%
     818,795   Tiffany & Co.#                                        29,271,921
Retail - Restaurants - 0.6%
     357,330   Outback Steakhouse, Inc.#                             14,511,171
Semiconductor Components/Integrated Circuits - 3.0%
   1,596,470   Maxim Integrated Products, Inc.                       76,790,207
Telecommunication Equipment - Fiber Optics - 1.3%
   2,779,295   Corning, Inc.*,#                                      34,352,086
Television - 0.2%
     385,600   British Sky Broadcasting Group PLC**                   4,238,710
Therapeutics - 3.0%
   1,078,280   MGI Pharma, Inc.*,#                                   30,202,623
   1,015,330   Neurocrine Biosciences, Inc.*                         47,283,918
                                                                     77,486,541
Transportation - Services - 3.2%
     396,940   C.H. Robinson Worldwide, Inc.#                        17,358,186
     412,345   FedEx Corp.                                           33,762,808
     422,155   United Parcel Service, Inc. - Class B#                30,378,274
                                                                     81,499,268
Web Portals/Internet Service Providers - 3.7%
   3,053,250   Yahoo!, Inc.*                                         94,040,099
Wireless Equipment - 0.7%
   1,113,895   Motorola, Inc.                                        17,744,347
--------------------------------------------------------------------------------
Total Common Stock (cost $1,943,203,303)                          2,293,913,461
--------------------------------------------------------------------------------
Other Securities - 7.9%
 203,096,064   State Street Navigator Securities Lending
                Prime Portfolio+ (cost 203,096,064)                 203,096,064
--------------------------------------------------------------------------------
Repurchase Agreement - 2.9%
 $75,100,000   UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $75,108,511
                collateralized by $423,970,833
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43
                with a value of $76,602,146
                (cost $75,100,000)                                   75,100,000
--------------------------------------------------------------------------------
Total Investments (total cost $2,221,399,367) - 100%             $2,572,109,525
================================================================================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            July 31, 2004 (unaudited)

Country                                             Market Value % of Investment
                                                                      Securities
Bermuda                                           $   31,253,580            1.2%
Canada                                                42,323,689            1.6
Cayman Islands                                        30,557,439            1.2
France                                                96,536,887            3.8
Germany                                               33,638,752            1.3
Ireland                                               17,220,592            0.7
Israel                                                26,076,019            1.0
Japan                                                 61,767,844            2.4
Liberia                                               31,701,476            1.2
Netherlands                                           50,087,253            2.0
Switzerland                                           85,954,588            3.3
United Kingdom                                        29,064,726            1.1
United States++                                    2,035,926,680            9.2
                                                  --------------          -----
Total                                             $2,572,109,525         100.0%
                                                  ==============          =====

++Includes Short-Term Securities (68.4% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS,
Open at July 31, 2004

   CURRENCY SOLD AND                CURRENCY      CURRENCY VALUE     UNREALIZED
   SETTLEMENT DATE                 UNITS SOLD        IN $ U.S.       GAIN/(LOSS)
   ---------------------------------------------------------------------------
   British Pound 9/27/04            2,700,000      $ 4,882,588       $(14,488)

   British Pound 11/19/04             400,000          720,101          2,515

   Japanese Yen 9/27/04         1,760,000,000       15,834,546        808,480
   ---------------------------------------------------------------------------
   Total                                           $21,437,235       $796,507

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
New York Shares     Securities of foreign companies trading on the New York
                    Stock Exchange
PLC                 Public Limited Company
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Olympus Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

-------------------------------------------------
                                VALUE AT
FUND                          July 31, 2004
-------------------------------------------------
Janus Olympus Fund            $197,136,238
-------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

-------------------------------------------------
                           CASH COLLATERAL AT
FUND                          July 31, 2004
-------------------------------------------------
Janus Olympus Fund            $203,096,064
-------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

 ------------------------------------------------------------------------------
    Federal Tax Cost      Unrealized         Unrealized      Net Appreciation/
                         Appreciation      (Depreciation)      (Depreciation)
 ------------------------------------------------------------------------------
     $2,229,663,662      $402,458,587      $(60,012,724)        $342,445,863
 ------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS ORION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
--------------------------------------------------------------------------------

Common Stock - 90.4%
Advertising Services - 3.6%
     392,160   Getty Images, Inc.*,#                               $ 21,419,779
Apparel Manufacturers - 2.9%
      90,538   Hermes International                                  17,484,103
Athletic Footwear - 3.3%
      84,307   Puma A.G. Rudolf Dassler Sport                        19,873,960
Brewery - 2.5%
     594,009   Molson, Inc. - Class A                                14,700,494
Cosmetics and Toiletries - 10.5%
     215,427   Alberto-Culver Co.                                    10,043,207
     285,980   Avon Products, Inc.                                   12,300,000
   1,217,688   Oriflame Cosmetics S.A.*                              40,463,186
                                                                     62,806,393
Dental Supplies and Equipment - 3.5%
   1,222,495   Align Technology, Inc.*                               21,002,464
Diagnostic Equipment - 1.2%
     294,660   Cytyc Corp.*                                           7,121,932
Diagnostic Kits - 3.7%
     443,190   Dade Behring Holdings, Inc.                           22,022,111
Diversified Operations - 2.9%
     249,637   Louis Vuitton Moet Hennessy S.A.                      17,041,197
Electric Products - Miscellaneous - 2.0%
      33,510   Samsung Electronics Company, Ltd.**                   11,948,414
Electronic Components - Semiconductors - 1.2%
     280,810   Advanced Micro Devices, Inc.#                          3,507,317
   1,807,708   ARM Holdings PLC                                       3,459,798
                                                                      6,967,115
Finance - Commercial - 3.4%
     928,960   CapitalSource, Inc.#                                  20,084,115
Finance - Investment Bankers/Brokers - 0.8%
     110,290   Citigroup, Inc.                                        4,862,686
Finance - Other Services - 3.3%
     158,925   Chicago Mercantile Exchange Holdings, Inc.#           19,945,088
Internet Security - 1.0%
     294,090   Check Point Software Technologies, Ltd.
                (New York Shares)                                     5,849,450
Investment Management and Advisory Services - 0.7%
     115,560   National Financial Partners Corp.*                     3,892,061
Medical - Biomedical and Genetic - 1.0%
     107,340   Celgene Corp.#                                         5,724,442
Medical - Drugs - 5.1%
      82,115   OSI Pharmaceuticals, Inc.*,#                           4,935,112
     259,405   Roche Holding A.G.                                    25,649,534
                                                                     30,584,646
Medical - Generic Drugs - 1.3%
     352,195   Taro Pharmaceutical Industries, Ltd.*                  7,864,514
Miscellaneous Manufacturing - 2.0%
   5,513,717   FKI PLC                                               12,131,940
Multi-Line Insurance - 2.0%
     477,070   Assurant, Inc.                                        11,640,508
Multimedia - 3.4%
   1,221,565   Time Warner, Inc.                                     20,339,057
Oil Companies - Exploration and Production - 1.9%
     175,565   EOG Resources, Inc.                                   11,157,156
Paper and Related Products - 2.6%
     443,270   Aracruz Celulose S.A. (ADR)                           15,337,142
Radio - 0.7%
     151,730   XM Satellite Radio Holdings, Inc. - Class A#           4,004,155
Real Estate Management/Services - 2.0%
     223,575   LNR Property Corp.#                                   12,075,286
Real Estate Operating/Development - 1.0%
     328,775   Desarrolladora Homex S.A. (ADR)*,#                     5,848,907
Reinsurance - 4.3%
       8,877   Berkshire Hathaway, Inc. - Class B*                   25,690,038
Retail - Auto Parts - 2.3%
     176,690   AutoZone, Inc.                                        13,640,468
Retail - Discount - 3.7%
     546,110   Costco Wholesale Corp.                                22,204,833
Steel - Producers - 2.6%
     418,540   Companhia Siderurgica de Tubarao*                     15,400,277
Steel - Specialty - 2.3%
     930,500   Companhia Siderurgica Nacional S.A. (ADR)#            13,492,250
Television - 2.8%
     571,463   Univision Communications, Inc. - Class A*             16,555,283
Toys - 0.7%
     336,940   Marvel Enterprises, Inc.                               4,397,067
Transportation - Services - 2.2%
     163,080   FedEx Corp.                                           13,352,990
--------------------------------------------------------------------------------
Total Common Stock (cost $455,843,174)                              538,462,321
--------------------------------------------------------------------------------
Other Securities - 6.6%
   39,162,742  State Street Navigator Securities Lending
               Prime Portfolio+ (cost $39,162,742)                   39,162,742
--------------------------------------------------------------------------------
Repurchase Agreement - 3.0%
  $18,000,000  UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $18,002,040
                collateralized by $101,617,510
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43; with a
                value of $18,360,035 (cost $18,000,000)              18,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $513,005,916) - 100%                 $595,625,063
--------------------------------------------------------------------------------


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                            Market Value  % of Investment
                                                                       Securties
Brazil                                             $ 44,229,669             7.5%
Canada                                               14,700,494             2.5
France                                               34,525,300             5.8
Germany                                              19,873,960             3.3
Israel                                               13,713,964             2.3
Mexico                                                5,848,907             1.0
South Korea                                          11,948,414             2.0
Sweden                                               40,463,186             6.7
Switzerland                                          25,649,534             4.3
United Kingdom                                       15,591,738             2.6
United States++                                     369,079,897            62.0
                                                   ------------           -----
Total                                              $595,625,063          100.0%
                                                   ============           =====

++Includes Short-Term Securities (52.4% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
Open at July 31, 2004

--------------------------------------------------------------------------------
CURRENCY SOLD AND                    CURRENCY         CURRENCY        UNREALIZED
SETTLEMENT DATE                     UNITS SOLD     VALUE IN $ U.S.   GAIN/(LOSS)
--------------------------------------------------------------------------------
South Korean Won 11/15/04         9,300,000,000      $7,903,459      $(170,703)
--------------------------------------------------------------------------------
Total                                                $7,903,459      $(170,703)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                American Depositary Receipt
New York Shares    Securities of foreign companies trading on the
                   New York Stock Exchange
PLC                Public Limited Company
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Orion Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.


REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

--------------------------------------------
                             Value at
Fund                      July 31, 2004
--------------------------------------------
Janus Orion Fund           $38,167,996
--------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

--------------------------------------------
                        Cash Collateral at
Fund                      July 31, 2004
--------------------------------------------
Janus Orion Fund           $39,162,742
--------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.


Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------
Federal Tax Cost     Unrealized       Unrealized    Net Appreciation/
                    Appreciation    (Depreciation)    (Depreciation)
---------------------------------------------------------------------
  $514,559,040       $96,846,310    $(15,780,287)      $81,066,023
---------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS OVERSEAS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
-------------------------------------------------------------------------------

Common Stock - 95.1%
Advertising Services - 1.4%
      12,737    Dentsu, Inc.                                     $   32,455,323
Apparel Manufacturers - 3.0%
   2,929,542    Burberry Group PLC                                   19,977,052
     241,466    Hermes International                                 46,630,325
                                                                     66,607,377
Audio and Video Products - 0.3%
     292,700    Pioneer Corp.                                         6,329,074
Automotive - Cars and Light Trucks - 1.6%
   2,318,342    Maruti Udyog, Ltd.                                   21,226,265
   1,711,642    Tata Motors, Ltd.                                    15,619,771
                                                                     36,846,036
Automotive - Truck Parts and Equipment - Original
       - 0.2%
     101,800    Autoliv, Inc. (SDR)#                                  4,231,773
     144,600    TI Automotive, Ltd.(sigma),ss.                                0
                                                                      4,231,773
Broadcast Services and Programming - 2.8%
   1,358,550    Grupo Televisa S.A. (ADR)*,#                         63,851,850
Building - Residential and Commercial - 0.5%
  25,170,500    Land and Houses Public Company, Ltd.                  5,482,442
  21,971,500    Land and Houses Public Company, Ltd. (NVDR)           4,785,661
                                                                     10,268,103
Building and Construction Products - Miscellaneous - 1.8%
     651,504    Imerys S.A.                                          39,650,287
Cable Television - 0.6%
     413,953    Liberty Media International,
                 Inc. - Class A*                                     12,907,055
Cellular Telecommunications - 0.6%
     849,280    KT Freetel*                                          12,817,266
Chemicals - Plastics - 0.3%
   4,447,760    Formosa Plastics Corp.                                6,176,354
Commercial Banks - 10.2%
   1,073,731    Anglo Irish Bank Corporation PLC                     16,934,597
  10,777,400    Bangkok Bank Public Company, Ltd.*                   23,996,147
   4,943,000    DBS Group Holdings, Ltd.                             44,525,062
      87,932    Julius Baer Holding, Ltd.                            23,678,097
   1,007,520    Kookmin Bank                                         27,697,108
       3,466    Mitsubishi Tokyo Financial Group, Inc.               31,004,459
       8,110    Mizuho Financial Group, Inc.                         30,706,743
       5,420    Sumitomo Mitsui Financial
                 Group, Inc.#                                        32,630,389
                                                                    231,172,602
Computer Services - 0.8%
     615,532    TietoEnator Oyj                                      17,118,697
Computers - 0.5%
  11,679,000    Compal Electronics, Inc.                             11,648,076
Computers - Peripheral Equipment - 0.4%
     199,101    Logitech International S.A.*                          8,613,937
Diversified Minerals - 3.9%
   1,641,475    Companhia Vale do Rio Doce (ADR)*                    88,475,503
Diversified Operations-Commercial Services - 0.5%
   2,301,216    Rank Group, PLC                                      12,376,064
Electric - Integrated - 0.9%
   1,571,744    Reliance Energy, Ltd.                                19,767,540
Electric Products - Miscellaneous - 5.8%
     719,540    LG Electronics, Inc.                                 29,962,888
     221,500    Samsung Electronics Company, Ltd.                    78,978,624
   5,784,000    Toshiba Corp.                                        21,225,212
                                                                    130,166,724
Electronic Components - Miscellaneous - 1.3%
   3,131,000    Hon Hai Precision Industry Company, Ltd.             11,284,128
   1,233,100    LG.Philips LCD Co. (ADR)*,#                          17,386,710
                                                                     28,670,838
Electronic Components - Semiconductors - 3.7%
  10,490,692    ARM Holdings PLC                                     20,078,287
  36,285,000    Chartered Semiconductor
                 Manufacturing, Ltd.*                                21,508,470
   3,790,374    Infineon Technologies A.G.*                          41,390,192
                                                                     82,976,949
Electronic Measuring Instruments - 0.4%
     165,000    Advantest Corp.                                       9,652,326
Enterprise Software/Services - 1.0%
     236,000    Nomura Research Institute, Ltd.                      22,042,618
Finance - Consumer Loans - 0.4%
     126,000    Promise Company, Ltd.                                 8,162,218
Finance - Investment Bankers/Brokers - 1.2%
   2,028,000    Nomura Holdings, Inc.                                27,803,006
Finance - Mortgage Loan Banker - 1.8%
   3,186,791    Housing Development Finance
                 Corporation, Ltd.                                   39,516,208
Gambling-Non Hotel - 2.0%
   2,332,160    OPAP S.A.                                            44,812,515
Human Resources - 0.1%
       1,703    Goodwill Group, Inc.#                                 3,147,620
Internet Security - 1.9%
   2,118,130    Check Point Software Technologies,
                 Ltd. (New York Shares)*                             42,129,606
Machinery - Construction and Mining - 0.8%
   3,220,000    Komatsu, Ltd.                                        18,981,113
Machinery - Electrical - 0.5%
     177,301    Schneider Electric S.A.                              11,281,433
Medical - Biomedical and Genetic - 0.3%
     773,104    Cambridge Antibody Technology Group PLC*              6,958,947
Medical - Drugs - 4.2%
     434,149    Altana A.G.                                          23,573,466
     232,154    Roche Holding A.G.                                   22,955,001
     725,205    Sanofi-Aventis#                                      48,108,352
                                                                     94,636,819
Metal - Aluminum - 0.3%
   2,364,900    National Aluminum Company, Ltd.                       7,478,438
Metal - Diversified - 1.3%
     590,452    MMC Norilsk Nickel (ADR)*,#                          30,231,142
Miscellaneous Manufacturing - 1.2%
  12,406,901    FKI PLC                                              27,299,148
Office Automation and Equipment - 0.5%
     216,000    Canon, Inc.                                          10,542,730
Oil Companies - Exploration and Production - 0.7%
     190,193    Canadian Natural Resources, Ltd.                      6,332,611
      31,427    Niko Resources, Ltd.                                    898,590
     558,800    Oil and Natural Gas Corporation, Ltd.                 8,631,125
                                                                     15,862,326
Oil Companies - Integrated - 5.2%
   1,041,084    Husky Energy, Inc.#                                  22,599,905
     406,550    Lukoil (ADR)*                                        44,313,950
   1,547,819    Suncor Energy, Inc.                                  44,699,242
     419,139    Yukos (ADR)#                                          6,601,439
                                                                    118,214,536
Paper and Related Products - 2.6%
   1,667,665    Aracruz Celulose S.A. (ADR)                          57,701,209
Petrochemicals - 7.2%
   1,582,622    Indian Petrochemicals Corp.                           5,997,753
   1,078,820    LG Petrochemical Company, Ltd.                       22,646,457
  12,783,441    Reliance Industries, Ltd.                           134,767,100
                                                                    163,411,310
Property and Casualty Insurance - 1.7%
       2,543    Millea Holdings, Inc.                                37,418,869
Real Estate Management/Services - 1.3%
   2,615,000    Mitsubishi Estate Company, Ltd.                      29,726,840
Real Estate Operating/Development - 4.0%
  18,997,000    Hang Lung Properties, Ltd.                           26,182,266
   2,175,000    Sumitomo Realty & Development Company, Ltd.          24,764,030
   4,516,000    Sun Hung Kai Properties, Ltd.#                       38,213,043
                                                                     89,159,339
Retail - Automobile - 0.5%
     152,890    USS Company, Ltd.                                    12,345,880
Retail - Convenience Stores - 0.6%
     416,704    Alimentation Couche-Tard, Inc.
                 - Class B*                                           8,631,950
   3,752,500    C.P. 7-Eleven Public Company,
                 Ltd.(B)                                              5,721,382
                                                                     14,353,332
Retail - Miscellaneous/Diversified - 0.8%
     493,000    Ito-Yokado Company, Ltd.                             19,152,932
Semiconductor Components/Integrated Circuits - 1.4%
  25,387,000    Taiwan Semiconductor Manufacturing
                 Company, Ltd.*                                      32,041,845
Soap and Cleaning Preparations - 1.1%
  10,039,884    Hindustan Lever, Ltd.                                25,156,540
Steel - Producers - 0.8%
   2,101,373    Tata Iron and Steel Company, Ltd.                    17,762,549
Steel - Specialty - 2.8%
   4,382,500    Companhia Siderurgica Nacional S.A. (ADR)#           63,546,250
Telecommunication Equipment - 1.0%
   1,285,645    Comverse Technology, Inc.*                           21,933,104
Telecommunication Services - 1.6%
   1,685,995    Amdocs, Ltd. (New York Shares)*                      36,586,092
Television - 1.5%
   3,069,921    British Sky Broadcasting Group PLC                   33,746,125
Tobacco - 0.7%
       2,165    Japan Tobacco, Inc.                                  16,530,573
Transportation - Railroad - 0.3%
     440,900    All America Latina Logistica*                         7,574,342
Wireless Equipment - 0.3%
     254,680    You Eal Electronics Company, Ltd.                     6,075,735
-------------------------------------------------------------------------------
Total Common Stock (cost $1,817,959,456)                          2,146,103,043
-------------------------------------------------------------------------------
Rights - 0%
Cable Television - 0%
      64,873    Liberty Media International,
                 Inc. - Class A* (cost $0)                              389,887
-------------------------------------------------------------------------------
Other Securities - 4.9%
 110,663,778    State Street Navigator Securities
                 Lending Prime Portfolio+
                 (cost $110,663,778)                                110,663,778
-------------------------------------------------------------------------------
Total Investments (total cost $1,928,623,234) - 100%             $2,257,156,708
-------------------------------------------------------------------------------

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            July 31, 2004 (unaudited)

Country                                         Market Value   % of Investment
                                                                    Securities
Brazil                                        $  217,297,304              9.6%
Canada                                            83,162,298              3.7
Finland                                           17,118,697              0.8
France                                           145,670,397              6.5
Germany                                           64,963,658              2.9
Greece                                            44,812,515              2.0
Hong Kong                                         64,395,309              2.8
India                                            295,923,289             13.1
Ireland                                           16,934,597              0.7
Israel                                            42,129,606              1.9
Japan                                            394,621,955             17.5
Mexico                                            63,851,850              2.8
Russia                                            81,146,531              3.6
Singapore                                         66,033,532              2.9
South Korea                                      195,564,788              8.7
Switzerland                                       55,247,035              2.4
Taiwan                                            61,150,403              2.7
Thailand                                          39,985,632              1.8
United Kingdom                                   157,021,715              7.0
United States++                                  150,125,597              6.6
                                              --------------            -----
Total                                         $2,257,156,708            100.0%
                                              ==============            =====

++Includes Short-Term Securities (1.7% excluding Short-Term Securities)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
New York Shares     Securities of foreign companies trading on the New York
                    Stock Exchange
NVDR                Non-Voting Depositary Receipt
PLC                 Public Limited Company
SDR                 Swedish Depositary Receipt
*       Non-income-producing security.
(B)     Security is illiquid.
(sigma) Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
As of July 31, 2004
                                                                      Value as
                              Acquisition    Acquisition                % of
                                  Date          Cost       Value    Market Value

TI Automotive, Ltd.(sigma)       7/1/01        $ --        $ --         0%
--------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2004. The issuer incurs all registration costs.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Overseas Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

-----------------------------------------------------
                                        VALUE AT
FUND                                  July 31, 2004
-----------------------------------------------------
Janus Overseas Fund                   $106,052,701
-----------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

-----------------------------------------------------
                                   CASH COLLATERAL AT
FUND                                  July 31, 2004
-----------------------------------------------------
Janus Overseas Fund                   $110,663,778
-----------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

--------------------------------------------------------------------------------
 Federal Tax Cost       Unrealized         Unrealized      Net Appreciation/
                       Appreciation      (Depreciation)      (Depreciation)
--------------------------------------------------------------------------------
  $1,937,280,233       $434,366,922      $(114,490,447)       $319,876,475
--------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS RISK-MANAGED STOCK FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                         Market Value
--------------------------------------------------------------------------------

Common Stock - 94.6%
Aerospace and Defense - 1.1%
       7,100   Boeing Co.                                          $    360,325
       6,400   General Dynamics Corp.                                   632,448
       1,300   Lockheed Martin Corp.                                     68,887
       5,500   Northrop Grumman Corp.                                   289,300
       7,200   Rockwell Collins, Inc.                                   246,384
                                                                      1,597,344
Aerospace and Defense - Equipment - 0.5%
      11,700   B.F. Goodrich Co.                                        378,261
       3,600   United Technologies Corp.                                336,600
                                                                        714,861
Agricultural Operations - 1.0%
      42,000   Archer-Daniels-Midland Co.                               648,060
      22,500   Monsanto Co.                                             815,850
                                                                      1,463,910
Apparel Manufacturers - 0.2%
       5,100   Jones Apparel Group, Inc.                                190,485
       2,700   V. F. Corp.                                              135,027
                                                                        325,512
Applications Software - 0.7%
      33,200   Microsoft Corp.                                          944,872
Athletic Footwear - 0.2%
       4,800   NIKE, Inc. - Class B                                     349,008
Automotive - Cars and Light Trucks - 0.2%
       5,400   Ford Motor Co.                                            79,488
       5,600   General Motors Corp.                                     241,584
                                                                        321,072
Automotive - Medium and Heavy Duty Trucks - 0.3%
       7,750   PACCAR, Inc.                                             464,690
Automotive - Truck Parts and Equipment - Original - 0.8%
       5,500   Dana Corp.                                               106,095
      17,400   Johnson Controls, Inc.                                   982,230
       9,800   Visteon Corp.                                            100,744
                                                                      1,189,069
Beverages - Non-Alcoholic - 1.3%
       9,500   Coca-Cola Co.                                            416,670
      30,900   Coca-Cola Enterprises, Inc.                              630,360
      15,400   Pepsi Bottling Group, Inc.                               428,890
       9,800   PepsiCo, Inc.                                            490,000
                                                                      1,965,920
Beverages - Wine and Spirits - 0.3%
      10,300   Brown-Forman Corp. - Class B                             479,053
Brewery - 0.4%
       4,800   Adolph Coors Co. - Class B                               330,048
       5,700   Anheuser-Busch Companies, Inc.                           295,830
                                                                        625,878
Building - Residential and Commercial - 0.3%
       8,700   Centex Corp.                                             369,054
       1,900   Pulte Homes, Inc.                                        103,797
                                                                        472,851
Building and Construction Products - Miscellaneous - 0.3%
       4,700   Masco Corp.                                              142,128
       7,300   Vulcan Materials Co.                                     347,626
                                                                        489,754
Building Products - Air and Heating - 0.6%
      24,600   American Standard Companies, Inc.*                       932,094
Casino Hotels - 0.2%
       7,000   Harrah's Entertainment, Inc.                             325,430
Casino Services - 1.2%
      54,300   International Game Technology                          1,756,062
Cellular Telecommunications - 1.0%
      21,400   AT&T Wireless Services, Inc.*                            309,016
      51,700   Nextel Communications, Inc. - Class A*                 1,176,692
                                                                      1,485,708
Chemicals - Diversified - 0.4%
       6,000   Dow Chemical Co.                                         239,340
       1,900   PPG Industries, Inc.                                     112,005
       4,000   Rohm & Haas Co.                                          156,800
                                                                        508,145
Chemicals - Specialty - 0.7%
       8,400   Ashland, Inc.                                            439,068
      10,900   Eastman Chemical Co.                                     487,012
       2,600   Ecolab, Inc.                                              79,300
       1,000   Engelhard Corp.                                           29,400
       3,200   Hercules, Inc.                                            37,792
                                                                      1,072,572
Coatings and Paint Products - 0.1%
       5,400   Sherwin-Williams Co.                                     218,052
Commercial Banks - 1.6%
       4,800   AmSouth Bancorporation                                   117,744
       6,900   BB&T Corp.                                               267,237
       7,500   Charter One Financial, Inc.                              333,075
         100   M&T Bank Corp.                                             9,323
       9,100   Marshall & Ilsley Corp.                                  349,531
      18,500   North Fork Bancorporation, Inc.                          722,425
       1,111   Regions Financial Corp.                                   32,986
      11,300   SouthTrust Corp.                                         438,327
       3,800   Synovus Financial Corp.                                   96,786
         900   Zions Bancorporation                                      54,450
                                                                      2,421,884
Commercial Services - Finance - 0.5%
      10,000   Moody's Corp.                                            681,000
       1,300   Paychex, Inc.                                             39,923
                                                                        720,923
Computer Aided Design - 0.4%
      14,300   Autodesk, Inc.                                           574,860
Computer Services - 0%
       2,300   Unisys Corp.*                                             23,552
Computers - 1.2%
       7,500   Apple Computer, Inc.*                                    242,550
      26,600   Dell, Inc.*                                              943,502
         900   Hewlett-Packard Co.                                       18,135
       7,000   IBM Corp.                                                609,490
                                                                      1,813,677
Computers - Integrated Systems - 0.4%
      11,700   NCR Corp.*                                               543,231
Computers - Memory Devices - 0%
       1,600   EMC Corp.*                                                17,552
Computers - Peripheral Equipment - 0.2%
       3,800   Lexmark International Group, Inc. - Class A*             336,300
Consumer Products - Miscellaneous - 1.3%
      12,700   Clorox Co.                                               632,079
      18,400   Fortune Brands, Inc.                                   1,328,112
                                                                      1,960,191
Containers - Metal and Glass - 0.3%
       5,800   Ball Corp.                                               418,644
Containers - Paper and Plastic - 0.1%
       5,600   Bemis Company, Inc.                                      148,288
       1,200   Pactiv Corp.*                                             28,296
         100   Sealed Air Corp.*                                          4,744
                                                                        181,328
Cosmetics and Toiletries - 2.2%
       9,150   Alberto-Culver Co.                                       426,573
      20,000   Avon Products, Inc.                                      860,200
       7,600   Gillette Co.                                             296,248
       6,700   International Flavors & Fragrances, Inc.                 244,818
       6,400   Kimberly-Clark Corp.                                     410,048
      20,800   Procter & Gamble Co.                                   1,084,720
                                                                      3,322,607
Cruise Lines - 0.4%
      11,500   Carnival Corp. (New York Shares)                         536,015
Data Processing and Management - 0.2%
       5,600   Automatic Data Processing, Inc.                          235,088
         800   VERITAS Software Corp.*                                   15,248
                                                                        250,336
Disposable Medical Products - 0.6%
      14,400   C.R. Bard, Inc.                                          794,880
Distribution/Wholesale - 0.1%
       2,800   Genuine Parts Co.                                        105,644
Diversified Operations - 4.6%
      14,400   3M Co.                                                 1,185,984
       8,900   Cooper Industries, Ltd. - Class A                        506,143
       5,100   Crane Co.                                                141,882
       8,500   Danaher Corp.                                            430,525
         500   Dover Corp.                                               19,840
       8,800   Eaton Corp.                                              568,832
      59,400   General Electric Co.                                   1,975,050
       1,700   Illinois Tool Works, Inc.                                153,884
       3,300   Ingersoll-Rand Co. - Class A                             226,677
       2,600   ITT Industries, Inc.                                     207,870
      14,200   Textron, Inc.                                            870,460
      19,500   Tyco International, Ltd. (New York Shares)               604,500
                                                                      6,891,647
Diversified Operations - Commercial Services - 0.3%
      21,200   Cendant Corp.                                            485,056
E-Commerce/Services - 1.3%
      23,900   eBay, Inc.*                                            1,872,087
Electric - Integrated - 4.9%
       8,000   Allegheny Energy, Inc.*                                  118,720
         200   Ameren Corp.                                               8,938
       4,300   American Electric Power Company, Inc.                    133,773
       7,000   Cinergy Corp.                                            267,750
         100   Consolidated Edison, Inc.                                  4,097
      12,300   Constellation Energy Group, Inc.                         474,165
       4,600   DTE Energy Co.                                           184,782
       3,900   Duke Energy Corp.                                         83,850
      41,300   Edison International                                   1,106,840
      10,200   Entergy Corp.                                            586,500
      17,900   Exelon Corp.                                             624,710
       3,300   FirstEnergy Corp.                                        129,030
         700   FPL Group, Inc.                                           47,131
      49,900   PG&E Corp.*                                            1,424,145
       4,200   PPL Corp.                                                194,670
         300   Progress Energy, Inc.                                     12,642
      13,100   Southern Co.                                             383,568
       8,500   TECO Energy, Inc.                                        109,650
      18,400   TXU Corp.                                                729,744
      41,600   Xcel Energy, Inc.                                        711,360
                                                                      7,336,065
Electric Products - Miscellaneous - 0%
         300   Emerson Electric Co.                                      18,210
Electronic Components - Semiconductors - 1.0%
      38,600   Advanced Micro Devices, Inc.*                            482,114
       1,200   Broadcom Corp. - Class A*                                 42,432
      15,500   Intel Corp.                                              377,890
      26,700   National Semiconductor Corp.*                            457,905
       1,800   Texas Instruments, Inc.                                   38,394
                                                                      1,398,735
Electronic Connectors - 0.1%
       5,900   Thomas & Betts Corp.*                                    155,170
Electronic Measuring Instruments - 0.1%
       3,100   Agilent Technologies, Inc.*                               73,811
       3,700   Tektronix, Inc.                                          112,480
                                                                        186,291
Engines - Internal Combustion - 0%
         900   Cummins, Inc.                                             62,487
Enterprise Software/Services - 0.5%
      19,900   Computer Associates International, Inc.                  502,276
      26,300   Novell, Inc.*                                            179,892
                                                                        682,168
Entertainment Software - 0.4%
      12,400   Electronic Arts, Inc.*                                   621,612
Fiduciary Banks - 0.2%
       7,000   State Street Corp.                                       299,670
Filtration and Separations Products - 0%
       1,600   Pall Corp.                                                37,072
Finance - Consumer Loans - 0.2%
       8,500   SLM Corp.                                                322,320
Finance - Credit Card - 0.8%
      15,600   American Express Co.                                     783,900
       3,100   Capital One Financial Corp.                              214,892
       5,600   MBNA Corp.                                               138,264
                                                                      1,137,056
Finance - Investment Bankers/Brokers - 2.0%
       1,300   Bear Stearns Companies, Inc.                             108,446
      33,800   Citigroup, Inc.                                        1,490,242
         400   Goldman Sachs Group, Inc.                                 35,276
      27,060   JPMorgan Chase & Co.                                   1,010,150
         600   Lehman Brothers Holdings, Inc.                            42,060
       6,600   Merrill Lynch & Company, Inc.                            328,152
                                                                      3,014,326
Finance - Mortgage Loan Banker - 1.3%
      23,500   Countrywide Financial Corp.                            1,694,350
       3,000   Freddie Mac                                              192,930
                                                                      1,887,280
Financial Guarantee Insurance - 0.3%
         900   Ambac Financial Group, Inc.                               63,999
       2,700   MBIA, Inc.                                               145,746
       3,600   MGIC Investment Corp.                                    255,600
                                                                        465,345
Food - Confectionary - 0.5%
      12,000   Hershey Foods Corp.                                      581,280
       2,500   Wm. Wrigley Jr. Company                                  151,000
                                                                        732,280
Food - Diversified - 1.4%
       1,800   Campbell Soup Co.                                         46,062
      18,300   ConAgra Foods, Inc.                                      475,800
         500   General Mills, Inc.                                       22,450
       6,700   H.J. Heinz Co.                                           247,163
       7,200   Kellogg Co.                                              299,952
      12,800   McCormick & Company, Inc.                                457,856
      25,500   Sara Lee Corp.                                           559,980
                                                                      2,109,263
Food - Retail - 0.1%
       5,200   Albertson's, Inc.                                        126,828
       2,500   Safeway, Inc.                                             52,825
                                                                        179,653
Food - Wholesale/Distribution - 0.7%
      15,500   Supervalu, Inc.                                          442,680
      18,600   Sysco Corp.                                              640,770
                                                                      1,083,450
Forestry - 0%
       1,400   Plum Creek Timber Company, Inc.                           43,932
Gas - Distribution - 0.3%
      12,900   Sempra Energy Co.                                        461,175
Gold Mining - 0.5%
      18,800   Newmont Mining Corp.                                     760,836
Hotels and Motels - 0.5%
       7,700   Hilton Hotels Corp.                                      137,291
       3,700   Marriott International, Inc. - Class A                   180,560
       7,900   Starwood Hotels & Resorts Worldwide, Inc.                355,500
                                                                        673,351
Identification Systems and Devices - 0%
       2,300   Symbol Technologies, Inc.                                 30,107
Industrial Automation and Robotics - 0.3%
       9,500   Rockwell Automation, Inc.                                355,395
Industrial Gases - 0.2%
         500   Air Products and Chemicals, Inc.                          25,875
       4,800   Praxair, Inc.                                            189,360
                                                                        215,235
Instruments - Controls - 0.2%
       3,800   Parker Hannifin Corp.                                    218,044
       2,800   Thermo Electron Corp.*                                    72,016
                                                                        290,060
Instruments - Scientific - 0.3%
         300   PerkinElmer, Inc.                                          5,274
      10,500   Waters Corp.*                                            460,740
                                                                        466,014
Internet Security - 0.6%
      17,800   Symantec Corp.*                                          832,328
Investment Management and Advisory Services - 0.6%
      10,800   Franklin Resources, Inc.                                 521,100
       9,600   T. Rowe Price Group, Inc.                                443,712
                                                                        964,812
Leisure and Recreation Products - 0.4%
      14,000   Brunswick Corp.                                          546,420
Life and Health Insurance - 1.0%
      15,300   AFLAC, Inc.                                              606,492
       3,600   CIGNA Corp.                                              223,236
       1,700   Jefferson-Pilot Corp.                                     81,906
      10,100   Torchmark Corp.                                          528,028
                                                                      1,439,662
Linen Supply and Related Items - 0.2%
       8,100   Cintas Corp.                                             339,876
Machinery - Construction and Mining - 0.6%
      11,800   Caterpillar, Inc.                                        867,182
Machinery - Farm - 0.4%
      10,000   Deere & Co.                                              628,100
Medical - Biomedical and Genetic - 0.5%
       4,500   Amgen, Inc.*                                             255,960
       5,300   Biogen Idec, Inc.*                                       318,000
         200   Chiron Corp.*                                              9,166
       1,800   Genzyme Corp.*                                            92,304
                                                                        675,430
Medical - Drugs - 2.1%
         900   Abbott Laboratories                                       35,415
       5,900   Eli Lilly and Co.                                        375,948
      16,500   Forest Laboratories, Inc.*                               829,785
         300   King Pharmaceuticals, Inc.*                                3,387
         900   Merck & Company, Inc.                                     40,815
      55,580   Pfizer, Inc.                                           1,776,337
                                                                      3,061,687
Medical - Generic Drugs - 0.1%
       4,000   Watson Pharmaceuticals, Inc.*                            100,840
Medical - HMO - 0.9%
       6,500   Aetna, Inc.                                              557,700
       2,200   Humana, Inc.*                                             39,842
       8,200   UnitedHealth Group, Inc.                                 515,780
       2,600   WellPoint Health Networks, Inc.*                         262,860
                                                                      1,376,182
Medical - Hospitals - 0.5%
      10,200   HCA, Inc.                                                394,230
      14,600   Health Management Associates, Inc. - Class A             292,876
                                                                        687,106
Medical - Nursing Homes - 0.2%
       9,300   Manor Care, Inc.                                         290,625
Medical Information Systems - 0.4%
      22,600   IMS Health, Inc.                                         547,824
Medical Instruments - 3.6%
      59,200   Boston Scientific Corp.*                               2,264,992
      29,900   Guidant Corp.                                          1,654,068
       7,900   Medtronic, Inc.                                          392,393
      14,900   St. Jude Medical, Inc.*                                1,015,137
                                                                      5,326,590
Medical Labs and Testing Services - 0.3%
       5,700   Quest Diagnostics, Inc.*                                 467,856
Medical Products - 3.1%
      12,100   Baxter International, Inc.                               363,847
       2,100   Becton, Dickinson and Co.                                 99,183
       8,800   Biomet, Inc.                                             387,112
      12,500   Johnson & Johnson                                        690,875
      27,800   Stryker Corp.                                          1,325,504
      23,200   Zimmer Holdings, Inc.*                                 1,770,392
                                                                      4,636,913
Metal - Aluminum - 0%
         400   Alcoa, Inc.                                               12,812
Metal - Copper - 0.5%
      10,000   Phelps Dodge Corp.                                       779,400
Metal - Diversified - 0.4%
      17,300   Freeport-McMoRan Copper & Gold, Inc. - Class B           602,905
Metal Processors and Fabricators - 0.1%
       8,100   Worthington Industries, Inc.                             165,888
Motorcycle and Motor Scooter Manufacturing - 0.3%
       7,600   Harley-Davidson, Inc.                                    455,012
Multi-Line Insurance - 1.4%
      13,100   Allstate Corp.                                           616,748
       8,200   American International Group, Inc.                       579,330
         700   Cincinnati Financial Corp.                                27,916
       6,500   Hartford Financial Services Group, Inc.                  423,150
       3,200   Loews Corp.                                              181,216
         500   MetLife, Inc.                                             17,835
       4,100   Prudential Financial, Inc.                               190,896
                                                                      2,037,091
Multimedia - 0.4%
       4,100   McGraw-Hill Companies, Inc.                              307,746
       5,800   Meredith Corp.                                           306,704
         400   Time Warner, Inc.*                                         6,660
                                                                        621,110
Networking Products - 0.6%
      42,700   Cisco Systems, Inc.*                                     890,722
Non-Hazardous Waste Disposal - 0.2%
      11,000   Waste Management, Inc.                                   309,540
Office Automation and Equipment - 0%
       1,200   Xerox Corp.*                                              16,632
Office Supplies and Forms - 0.1%
       3,600   Avery Dennison Corp.                                     218,052
Oil - Field Services - 1.1%
      44,300   Halliburton Co.                                        1,406,525
       3,600   Schlumberger, Ltd. (New York Shares)                     231,552
                                                                      1,638,077
Oil and Gas Drilling - 0.1%
         700   Noble Corp.*                                              27,104
       5,800   Transocean, Inc.*                                        164,720
                                                                        191,824
Oil Companies - Exploration and Production - 2.3%
       3,300   Anadarko Petroleum Corp.                                 197,307
      22,560   Apache Corp.                                           1,049,717
      20,400   Burlington Resources, Inc.                               778,668
       4,400   Devon Energy Corp.                                       305,756
       5,200   EOG Resources, Inc.                                      330,460
       1,300   Kerr-McGee Corp.                                          68,250
      16,300   Unocal Corp.                                             631,788
                                                                      3,361,946
Oil Companies - Integrated - 4.1%
       9,900   Amerada Hess Corp.                                       825,165
       4,500   ChevronTexaco Corp.                                      430,425
       9,400   ConocoPhillips                                           740,438
      41,600   Exxon Mobil Corp.                                      1,926,080
      16,700   Marathon Oil Corp.                                       629,089
      31,400   Occidental Petroleum Corp.                             1,547,078
                                                                      6,098,275
Oil Refining and Marketing - 0.9%
       9,600   Sunoco, Inc.                                             654,432
       9,200   Valero Energy Corp.                                      689,264
                                                                      1,343,696
Optical Supplies - 0.4%
       2,000   Allergan, Inc.                                           151,280
       7,200   Bausch & Lomb, Inc.                                      443,448
                                                                        594,728
Paper and Related Products - 0.9%
       1,400   Boise Cascade Corp.                                       45,150
      18,500   Georgia-Pacific Corp.                                    621,600
      12,800   Louisiana-Pacific Corp.                                  303,104
       4,900   Temple-Inland, Inc.                                      334,425
                                                                      1,304,279
Pharmacy Services - 0.9%
       5,300   Caremark Rx, Inc.*                                       161,650
      38,817   Medco Health Solutions, Inc.*                          1,176,155
                                                                      1,337,805
Pipelines - 0.4%
       8,000   Kinder Morgan, Inc.                                      480,080
       1,900   Williams Companies, Inc.                                  23,085
                                                                        503,165
Power Converters and Power Supply Equipment - 0%
       1,000   American Power Conversion Corp.                           15,100
Printing - Commercial - 0.3%
      14,000   R.R. Donnelley & Sons Co.                                444,360
Property and Casualty Insurance - 1.2%
       2,900   Chubb Corp.                                              199,462
      16,700   Progressive Corp.                                      1,279,554
       7,600   SAFECO Corp.                                             357,656
                                                                      1,836,672
Publishing - Newspapers - 0.5%
       6,200   Gannett Company, Inc.                                    515,468
       2,100   Knight-Ridder, Inc.                                      138,159
       3,300   Tribune Co.                                              140,085
                                                                        793,712
REIT - Apartments - 0.2%
       9,600   Equity Residential Properties Trust                      283,680
REIT - Office Property - 0.1%
       5,000   Equity Office Properties Trust                           129,750
REIT - Regional Malls - 1.0%
      27,500   Simon Property Group, Inc.                             1,419,275
REIT - Warehouse and Industrial - 0.2%
      10,100   ProLogis                                                 343,804
Retail - Apparel and Shoe - 1.0%
      25,400   Gap, Inc.                                                576,580
       3,200   Limited, Inc.                                             65,408
      17,800   Nordstrom, Inc.                                          781,420
                                                                      1,423,408
Retail - Auto Parts - 0.1%
       1,700   AutoZone, Inc.*                                          131,240
Retail - Automobile - 0%
         300   Auto Nation, Inc.*                                         4,836
Retail - Building Products - 0.1%
       2,600   Lowe's Companies, Inc.                                   126,672
Retail - Consumer Electronics - 0.2%
       3,000   Best Buy Company, Inc.                                   144,480
       4,600   Circuit City Stores, Inc.                                 64,860
                                                                        209,340
Retail - Discount - 0.8%
       3,400   Dollar General Corp.                                      65,620
         700   Target Corp.                                              30,520
       4,600   TJX Companies, Inc.                                      107,962
      18,600   Wal-Mart Stores, Inc.                                    985,986
                                                                      1,190,088
Retail - Drug Store - 0.3%
      11,800   CVS Corp.                                                494,066
         700   Walgreen Co.                                              25,480
                                                                        519,546
Retail - Major Department Stores - 0.8%
      16,900   J.C. Penney Company, Inc.                                676,000
      12,300   May Department Stores Co.                                326,319
       3,600   Sears, Roebuck and Co.                                   132,048
                                                                      1,134,367
Retail - Office Supplies - 0.1%
       5,000   Staples, Inc.                                            144,400
Retail - Regional Department Stores - 0.3%
       8,900   Federated Department Stores, Inc.                        426,488
Retail - Restaurants - 1.2%
      26,800   McDonald's Corp.                                         737,000
      14,900   Starbucks Corp.*                                         699,704
       7,000   Wendy's International, Inc.                              250,390
       2,800   Yum! Brands, Inc.                                        107,492
                                                                      1,794,586
Rubber - Tires - 0%
       1,200   Cooper Tire & Rubber Co.                                  28,140
Savings/Loan/Thrifts - 0.9%
      10,900   Golden West Financial Corp.                            1,165,319
       3,900   Sovereign Bancorp, Inc.                                   84,903
         700   Washington Mutual, Inc.                                   27,160
                                                                      1,277,382
Schools - 1.0%
      17,500   Apollo Group, Inc. - Class A*                          1,462,125
Semiconductor Components/Integrated Circuits - 0%
         800   Analog Devices, Inc.                                      31,760
Steel - Producers - 0.3%
      11,900   United States Steel Corp.                                453,866
Super-Regional Banks - 2.9%
      20,863   Bank of America Corp.                                  1,773,564
         900   Comerica, Inc.                                            52,623
       1,400   Fifth Third Bancorp                                       69,104
       3,500   Huntington Bancshares, Inc.                               85,610
       3,200   KeyCorp                                                   96,576
       2,600   SunTrust Banks, Inc.                                     171,470
      19,000   U.S. Bancorp                                             537,700
      17,700   Wachovia Corp.                                           784,287
      11,700   Wells Fargo & Co.                                        671,697
                                                                      4,242,631
Telecommunication Equipment - 0.3%
       2,200   Andrew Corp.*                                             23,870
      29,400   Avaya, Inc.*                                             430,710
       1,500   Scientific-Atlanta, Inc.                                  46,125
                                                                        500,705
Telephone - Integrated - 0.1%
         900   AT&T Corp.                                                13,590
       1,200   BellSouth Corp.                                           32,508
       5,300   Sprint Corp.                                              99,004
                                                                        145,102
Therapeutics - 0.1%
       2,700   Gilead Sciences, Inc.*                                   174,528
Tobacco - 1.1%
      11,900   Altria Group, Inc.                                       566,440
      10,700   R.J. Reynolds Tobacco Holdings, Inc.*                    769,865
       8,400   UST, Inc.                                                318,780
                                                                      1,655,085
Tools - Hand Held - 0.5%
       4,600   Black & Decker Corp.                                     321,586
      10,900   Stanley Works                                            462,160
                                                                        783,746
Transportation - Railroad - 0.3%
       5,100   Burlington Northern Santa Fe Corp.                       180,948
       4,200   Norfolk Southern Corp.                                   112,098
       1,000   Union Pacific Corp.                                       56,340
                                                                        349,386
Transportation - Services - 1.6%
      10,200   FedEx Corp.                                              835,176
       7,900   Ryder System, Inc.                                       338,910
      16,400   United Parcel Service, Inc. - Class B                  1,180,144
                                                                      2,354,230
Web Portals/Internet Service Providers - 1.1%
      54,200   Yahoo!, Inc.*                                          1,669,360
Wireless Equipment - 1.1%
      45,000   Motorola, Inc.                                           716,850
      13,900   QUALCOMM, Inc.                                           960,212
                                                                      1,677,062
--------------------------------------------------------------------------------
Total Common Stock (cost $129,057,027)                              140,445,653
--------------------------------------------------------------------------------
Short-Term U.S. Government Agency - 4.9%
  $7,300,000   Fannie Mae, 1.28%, 8/2/04
                (amortized cost $7,299,740)                           7,299,740
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.5%
     800,000   U.S. Treasury Bill, 1.29%, 9/23/04**
                (amortized cost $798,481)                               798,481
--------------------------------------------------------------------------------
Total Investments (total cost $137,155,248) - 100%                 $148,543,874
--------------------------------------------------------------------------------

Financial Futures - Long

136 Contracts  S&P 500(R) E-mini
                expires September 2004,
                principal amount $7,507,395, value $7,486,800
                cumulative depreciation ...........................$    (20,595)

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            July 31, 2004 (unaudited)
Country                             Market Value      % of Investment Securities
Bermuda                             $  1,337,320                   0.9%
Cayman Islands                           191,824                   0.1
Netherlands                              231,552                   0.2
Panama                                   536,015                   0.4
United States++                      146,247,163                  98.4
                                    ------------                 -----
Total                               $148,543,874                 100.0%
                                    ============                 =====

++Includes Short-Term Securities (93.0% excluding Short-Term Securities)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

New York Shares    Securities of foreign companies trading on the New York Stock
                   Exchange
REIT  Real Estate Investment Trusts
*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Risk-Managed Stock Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.


REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.


SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The Fund may use options contracts to gain exposure to the stock market for the pending investment of cash balances or to meet liquidity needs.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------
Federal Tax Cost     Unrealized       Unrealized     Net Appreciation/
                    Appreciation    (Depreciation)    (Depreciation)
----------------------------------------------------------------------
  $137,207,787       $14,965,254     $(3,629,167)      $11,336,087
----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
--------------------------------------------------------------------------------

Corporate Bonds - 49.4%
Agricultural Chemicals - 0.3%
  $1,000,000   IMC Global, Inc., 6.55% notes, due 1/15/05        $    1,012,500
Automotive - Truck Parts and Equipment - Original - 1.1%
   3,000,000   Lear Corp., 7.96% company guaranteed notes,
                due 5/15/05                                           3,122,199
Beverages - Non-Alcoholic - 1.2%
   2,000,000   Bottling Group LLC, 2.45% senior notes,
                due 10/16/06                                          1,974,938
   1,500,000   Coca-Cola Enterprises, Inc., 2.50% notes,
                due 9/15/06                                           1,480,992
                                                                      3,455,930
Building - Residential and Commercial - 0.5%
   1,250,000   D.R. Horton, Inc., 7.50% company guaranteed
                notes, due 12/1/07                                    1,362,500
Cable Television - 2.3%
   4,500,000   EchoStar DBS Corp., 4.36% senior notes,
                due 10/1/08                                           4,680,000
   1,875,000   Lenfest Communications, Inc., 10.50% senior
                subordinated notes due 6/15/06                        2,104,890
                                                                      6,784,890
Commercial Banks - 1.4%
   4,000,000   Zions Bancorporation, 2.70% senior notes,
                due 5/1/06                                            3,976,928
Consumer Products - Miscellaneous - 0.3%
     750,000   Dial Corp., 7.00% senior notes, due 8/15/06              803,533
Containers - Metal and Glass - 1.6%
   2,000,000   Ball Corp., 7.75%  company guaranteed notes,
                due 8/1/06                                            2,130,000
   2,500,000   Owens-Illinois, Inc., 7.15% senior notes,
                due 5/15/05                                           2,562,500
                                                                      4,692,500
Diversified Financial Services - 3.2%
   6,250,000   General Electric Capital Corp., 2.85% notes,
                due 1/30/06                                           6,265,205
   3,250,000   General Electric Capital Corp., 3.50% notes,
                due 8/15/07                                           3,243,643
                                                                      9,508,848
Diversified Operations - 1.8%
   5,100,000   Tyco International Group S.A., 5.80% company
                guaranteed notes, due 8/1/06                          5,334,636
Electric - Generation - 0.5%
   1,250,000   Allegheny Energy Supply Statutory Trust 2001,
                10.25% secured notes due 11/15/07 (144A)              1,362,500
Electric - Integrated - 13.0%
   4,000,000   CMS Energy Corp., 7.625% senior notes,
                due 11/15/04                                          4,050,000
   4,750,000   Dominion Resources, Inc., 2.80% notes, due 2/15/05     4,762,108
   4,250,000   FirstEnergy Corp., 5.50% notes, due 11/15/06           4,423,043
   5,000,000   Northern States Power Co., 2.875% first mortgage
                notes, due 8/1/064,964,110
   3,000,000   Pacific Gas and Electric Co., 1.81% first mortgage
                 notes, due 4/3/06                                    3,001,443
   1,750,000   Pacific Gas and Electric Co., 3.60% first mortgage
                notes, due 3/1/09                                     1,703,042
     750,000   Public Service Company of Colorado, 6.375%
                collateralized trust notes due 11/1/05                  783,066
   1,000,000   Southern California Edison Co., 5.875% first
                refunding mortgage, due 9/1/04                        1,002,955
   1,250,000   Southern California Edison Co., 6.375% notes,
                due 1/15/06                                           1,307,980
   2,400,000   Southern California Edison Co., 8.00% first
                refunding mortgage, due 2/15/07                       2,654,974
   4,900,000   TXU Corp., 6.375% senior notes, due 6/15/06            5,163,418
   4,250,000   TXU Energy Company LLC, 2.38% notes, due
                1/17/06 (144A)(omega)                                 4,247,726
                                                                     35,408,891
Electronic Components - Semiconductors - 1.7%
   5,000,000   Freescale Semiconductor, Inc., 4.38% senior notes,
                due 7/15/09 (144A)(omega)                             5,118,750
Finance - Auto Loans - 2.3%
   1,750,000   Ford Motor Credit Co., 5.625% notes, due 10/1/08       1,781,033
   2,000,000   General Motors Acceptance Corp., 4.50% notes,
                due 7/15/06                                           2,027,968
   3,000,000   General Motors Acceptance Corp., 5.125% notes,
                due 5/9/08                                            3,029,922
                                                                      6,838,923
Finance - Commercial - 1.1%
   3,250,000   CIT Group, Inc., 4.125% senior notes, due 2/21/06      3,308,399
Finance - Investment Bankers/Brokers - 1.5%
   4,500,000   Citigroup, Inc., 3.50% notes, due 2/1/08               4,455,711
Food - Diversified - 0.5%
   1,250,000   Chiquita Brands International, Inc., 10.56%
                senior notes, due 3/15/09                             1,354,688
Funeral Services and Related Items - 0.1%
     162,000   Service Corporation International, 6.00% notes,
                due 12/15/05                                            165,240
Gas - Transportation - 0.4%
   1,000,000   Williams Gas Pipelines Central, Inc., 7.375%
                senior notes, due 11/15/06                            1,072,500
Machinery - Farm - 0.5%
   1,250,000   AGCO Corp., 9.50% company guaranteed notes,
                due 5/1/08                                            1,356,250
Machinery - Pumps - 0.2%
     500,000   Flowserve Corp., 12.25% company guaranteed notes,
                due 8/15/10                                             566,250
Medical - Hospitals - 1.0%
   2,000,000   HCA, Inc., 6.91% notes, due 6/15/05                    2,056,194
   1,000,000   HCA, Inc., 5.25% notes, due 11/6/08                    1,004,074
                                                                      3,060,268
Medical - Nursing Homes - 1.7%
   4,500,000   Manor Care, Inc., 7.50% senior notes, due 6/15/06      4,831,875
Medical - Wholesale Drug Distributors - 0.3%
   1,000,000   Bergen Brunswig Corp., 7.25% senior notes,
                due 6/1/05                                            1,030,000
Multi-Line Insurance - 0.4%
   1,250,000   Farmers Insurance Exchange, 8.50% notes,
                due 8/1/04 (144A)                                     1,250,000
Oil Companies - Integrated - 0.7%
   2,000,000 BP Capital Markets PLC, 2.75% company
                guaranteed notes, due 12/29/06                        1,981,546
Pharmacy Services - 0.4%
   1,000,000   Caremark Rx, Inc., 7.375% senior notes, due 10/1/0     1,069,730
Pipelines - 1.3%
   1,500,000   Panhandle Eastern Pipe Line Co., 4.80% senior
                notes, due 8/15/08                                    1,503,187
   1,500,000   Panhandle Eastern Pipe Line Co. - Series B, 2.75%
                senior notes, due 3/15/07                             1,446,101
   1,000,000   Transcontinental Gas Pipe Line Corp., 6.125%
                notes, due 1/15/05   1,008,750
                                                                      3,958,038
Property and Casualty Insurance - 0.9%
   2,500,000   SAFECO Corp., 4.20% senior notes, due 2/1/08           2,520,325
Reinsurance - 1.1%
   3,250,000   Berkshire Hathaway, Inc., 3.375% notes, due
                10/15/08                                              3,173,128
Rental Auto/Equipment - 0.4%
   1,270,000   Hertz Corp., 2.90% notes, due 8/5/08 (omega)           1,268,526
Retail - Apparel and Shoe - 0.9%
   2,500,000   Gap, Inc., 6.90% notes, due 9/15/07                    2,700,000
Retail - Major Department Stores - 1.1%
   2,000,000   May Department Stores Co., 3.95% notes,
                due 7/15/07 (144A)                                    1,999,982
   1,250,000   May Department Stores Co., 4.80% notes,
                due 7/15/09 (144A)                                    1,257,158
                                                                      3,257,140
Telecommunication Services - 0.6%
   1,000,000   Qwest Corp., 7.20% notes, due 11/1/04                  1,010,000
     750,000   Verizon Global Funding Corp., 4.00% notes,
                due 1/15/08                                             754,043
                                                                      1,764,043
Telephone - Integrated - 1.4%
   3,000,000   Deutsche Telekom International Finance B.V.,
                3.875% company guaranteed notes, due 7/22/08          2,969,967
   1,100,000   US West Communications, Inc., 6.00% debentures,
                due 8/1/07                                            1,086,250
                                                                      4,056,217
Television - 0.6%
   1,750,000   British Sky Broadcasting Group PLC, 7.30% company
                guaranteed notes due 10/15/06                         1,887,716
Tools - Hand Held - 1.1%
   3,250,000   Stanley Works, 3.50% notes, due 11/1/07                3,254,128
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $143,781,062)                           144,780,220
--------------------------------------------------------------------------------
U.S. Government Agencies - 11.0%
 $10,430,000   Fannie Mae, 1.875%, due 12/15/04                      10,440,764
  17,250,000   Fannie Mae, 2.125%, due 4/15/06                       17,079,794
   4,390,000   Freddie Mac, 7.00%, due 7/15/05                        4,583,915
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $32,272,052)                    32,104,473
--------------------------------------------------------------------------------
U.S. Treasury Notes - 32.9%
  17,245,000   U.S. Treasury Notes, 1.50%, due 2/28/05**             17,220,754
  10,135,000   U.S. Treasury Notes, 1.50%, due 7/31/05#              10,078,386
   8,430,000   U.S. Treasury Notes, 1.75%, due 10/31/05               8,367,104
   7,250,000   U.S. Treasury Notes, 4.625%, due 5/15/06#              7,507,716
   4,925,000   U.S. Treasury Notes, 2.625%, due 5/31/06               4,915,381
   1,550,000   U.S. Treasury Notes, 2.75%, due 6/30/06                1,553,088
   3,010,000   U.S. Treasury Notes, 2.375%, due 8/15/06#              2,990,718
  20,890,000   U.S. Treasury Notes, 3.50%, due 11/15/06#             21,196,831
  14,964,358   U.S. Treasury Notes, 3.375%, due 1/15/07#,(pi)        16,039,847
   6,540,000   U.S. Treasury Notes, 2.25%, due 2/15/07#               6,433,470
--------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $96,682,662)                         96,303,295
--------------------------------------------------------------------------------
Other Securities - 6.4%
  18,854,698   State Street Navigator Securities Lending
               Prime Portfolio + (cost $18,854,698)                  18,854,698
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 0.3%
    $800,000   Fannie Mae, 1.28%, due 8/2/04 (amortized
                cost $799,972)                                          799,972
--------------------------------------------------------------------------------
Total Investments (total cost $292,390,446) - 100%               $  292,842,658
--------------------------------------------------------------------------------

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                          July 31, 2004 (unaudited)

Country                                           Market Value  % of Investment
                                                                     Securities
Germany                                          $  2,969,967             1.0%
Luxembourg                                          5,334,636             1.8
United Kingdom                                      3,869,262             1.3
United States++                                   280,668,793            95.9
                                                 ------------           -----
Total                                            $292,842,658           100.0%
                                                 ============           =====

++ Includes Short-Term Securities (89.1% excluding Short-Term Securities)

TABLES TO THE SCHEDULE OF INVESTMENTS

SCHEDULE OF FUTURES CONTRACTS
As of July 31, 2004.

Financial Futures - Short

95 Contracts  U.S. Treasury - 5-year Note
               expires February 2005, principal
               amount $10,362,734, value $10,402,500
               cumulative appreciation ........................($39,766)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

PLC      Public Limited Company
144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)  Rate is subject to change. Rate shown reflects current rate.
(pi)     Security is a U.S. Treasury Inflation-Protected Security (TIPS).
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.


The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Short-Term Bond Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

---------------------------------------------------
                                  Value at
Fund                           July 31, 2004
---------------------------------------------------
Janus Short-Term Bond
Fund                            $18,474,438
---------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

---------------------------------------------------
                             Cash Collateral at
Fund                           July 31, 2004
---------------------------------------------------
Janus Short-Term Bond
Fund                           $18,854,698
---------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.



FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized          Net
                     Appreciation    (Depreciation)   Appreciation/
                                                     (Depreciation)
---------------------------------------------------------------------
  $292,807,403        $1,584,133      $(1,548,878)       $35,255
---------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.


JANUS SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                         Market Value
-------------------------------------------------------------------------------

Common Stock - 77.9%
Applications Software - 0.4%
   3,500,000   Pinnacle Systems, Inc.*,#,(pound)                 $   13,825,000
Automotive - Truck Parts and Equipment - Original - 1.7%
   1,680,000 Superior Industries International, Inc.#,(pound) 54,919,200 Building - Residential and Commercial - 0.9%
     585,000   Standard Pacific Corp.                                27,149,850
Building Products - Cement and Aggregate - 0.8%
     375,000   Eagle Materials, Inc.#                                24,742,500
Chemicals - Plastics - 0.3%
     510,168   A. Schulman, Inc.                                     10,621,698
Chemicals - Specialty - 2.2%
   1,995,000   Lubrizol Corp.#                                       69,086,850
Coal - 1.6%
   1,450,000   Arch Coal, Inc.#                                      48,966,500
Commercial Banks - 2.7%
   1,992,000   F.N.B. Corp.#                                         40,098,960
   1,890,000   Susquehanna Bancshares, Inc.#                         43,980,300
                                                                     84,079,260
Communications Software - 0.5%
     750,000   Inter-Tel, Inc.#                                      16,267,500
Computer Services - 0.2%
     787,903   Covansys Corp.*                                        7,280,224
Computers - Memory Devices - 0.8%
   1,430,000   Advanced Digital Information Corp.*,#                 12,755,600
     390,000   Imation Corp.#                                        12,928,500
                                                                     25,684,100
Consumer Products - Miscellaneous - 0.9%
   1,155,000   American Greetings Corp. - Class A*                   26,934,600
Decision Support Software - 0.6%
   2,000,000   NetIQ Corp.*,#                                        19,060,000
Diagnostic Equipment - 0.3%
     400,000   Cytyc Corp.*,#                                         9,668,000
Diversified Operations - 5.0%
   1,275,000   A.O. Smith Corp.#,(pound)                             36,618,000
   1,690,000   Federal Signal Corp.#                                 28,746,900
     950,000   Harsco Corp.                                          42,636,000
     725,000   Lancaster Colony Corp.                                29,203,000
     750,000   Trinity Industries, Inc.#                             22,552,500
                                                                    159,756,400
Electronic Components - Semiconductors - 0.7%
     446,600   Actel Corp.*                                           6,707,932
     835,000   Zoran Corp.*,#                                        14,771,150
                                                                     21,479,082
Engineering - Research and Development Services - 1.5%
   1,068,600   EMCOR Group, Inc.*,#,(pound)                          46,238,322
Enterprise Software/Services - 1.2%
     735,000   Ascential Software Corp.*                              9,025,800
   2,800,000   Informatica Corp.*                                    16,996,000
   2,475,000   Micromuse, Inc.*                                      11,137,500
                                                                     37,159,300
Food - Diversified - 0.5%
     506,800   American Italian Pasta Co.#                           14,904,988
Food - Wholesale/Distribution - 1.6%
   1,710,000   Supervalu, Inc.                                       48,837,600
Footwear and Related Apparel - 1.6%
   2,100,000   Wolverine World Wide, Inc.(pound)                     49,098,000
Home Furnishings - 1.4%
   2,610,000   La-Z-Boy, Inc.#,(pound)                               45,100,800
Human Resources - 0.5%
   1,800,000   Spherion Corp.*,#,(pound)                             15,570,000
Instruments - Controls - 0.5%
     340,000   Mettler-Toledo International, Inc.*                   14,178,000
Internet Applications Software - 0.3%
     870,000   Verity, Inc.*                                          9,683,100
Internet Security - 0.6%
   1,320,000   Internet Security Systems, Inc.*,#                    20,222,400
Machine Tools and Related Products - 0.5%
     460,000   Lincoln Electric Holdings, Inc.#                      15,644,600
Machinery - Construction and Mining - 1.4%
   1,450,000   Joy Global, Inc.                                      43,050,500
Machinery - General Industrial - 0.4%
     400,000   Albany International Corp. - Class A#                 11,968,000
Medical - Biomedical and Genetic - 0.2%
     120,000 Charles River Laboratories International, Inc.*,# 5,408,400 Medical - Drugs - 0.9%
   1,215,000   Priority Healthcare Corp. - Class B*,#                27,216,000
Medical - Generic Drugs - 1.0%
   1,800,000   Perrigo Co.#                                          29,988,000
Medical - Hospitals - 1.3%
     574,000   LifePoint Hospitals, Inc.*                            19,177,340
   1,491,100   Province Healthcare Co.*,#                            21,665,683
                                                                     40,843,023
Medical - Nursing Homes - 1.6%
   1,650,000   Manor Care, Inc.                                      51,562,500
Medical - Outpatient and Home Medical Care - 0.3%
     535,000   Odyssey Healthcare, Inc.*,#                            9,191,300
Medical Products - 0.6%
     490,000   Invacare Corp.#                                       19,869,500
Medical Sterilization Products - 1.8%
   2,800,000   Steris Corp.*,#                                       57,568,000
Metal Processors and Fabricators - 1.9%
   1,200,000   Kaydon Corp.#,(pound)                                 34,956,000
   1,200,000   Worthington Industries, Inc.                          24,576,000
                                                                     59,532,000
Multi-Line Insurance - 1.8%
     970,200   Horace Mann Educators Corp.#                          16,260,552
   1,800,000   Old Republic International Corp.                      41,922,000
                                                                     58,182,552
Networking Products - 0.3%
     930,000   Foundry Networks, Inc.*                                9,541,800
Oil - Field Services - 1.8%
     250,000   Cal Dive International, Inc.*,#                        7,750,000
   3,200,000   Key Energy Services, Inc.*                            32,256,000
     500,000   Universal Compression Holdings, Inc.*                 16,405,000
                                                                     56,411,000
Oil and Gas Drilling - 0.3%
   2,134,400   Grey Wolf, Inc.*                                       9,583,456
Oil Companies - Exploration and Production - 3.1%
     750,000   Energy Partners, Ltd.*,#                              11,730,000
   1,800,000   Forest Oil Corp.*                                     50,922,000
     250,000   Newfield Exploration Co.*                             14,767,500
   1,082,600   Plains Exploration & Production Co.*                  22,572,210
                                                                     99,991,710
Paper and Related Products - 1.7%
   1,200,000   Rayonier, Inc.                                        52,776,000
Property and Casualty Insurance - 0.5%
     815,300   Harleysville Group, Inc.#                             15,409,170
Publishing - Periodicals - 1.2%
   2,700,000   Reader's Digest Association, Inc.                     38,556,000
Reinsurance - 1.2%
     975,000   IPC Holdings, Ltd.                                    36,562,500
REIT - Apartments - 1.6%
   1,300,000   Home Properties, Inc.                                 48,880,000
REIT - Manufactured Homes - 1.3%
   1,250,000   Manufactured Home Communities, Inc.#,(pound)          39,612,500
REIT - Office Property - 3.8%
     250,000   Alexandria Real Estate Equities, Inc.                 15,022,500
   1,800,000   Brandywine Realty Trust, Inc.                         49,140,000
     385,000   Kilroy Realty Corp.                                   13,629,000
   1,300,000   Prentiss Properties Trust                             44,538,000
                                                                    122,329,500
REIT - Warehouse and Industrial - 1.9%
     450,000   EastGroup Properties, Inc.#                           14,593,500
   1,210,000   First Industrial Realty Trust, Inc.#                  44,334,400
                                                                     58,927,900
Retail - Apparel and Shoe - 0.4%
     875,000   Too, Inc.*,#                                          13,107,500
Retail - Convenience Stores - 1.0%
   1,960,000   Casey's General Stores, Inc.#                         31,712,800
Retail - Discount - 1.1%
   2,850,000   Big Lots, Inc.*,#                                     34,884,000
Retail - Restaurants - 0.4%
     450,000   Bob Evans Farms, Inc.                                 11,979,000
Rubber - Tires - 0.9%
   1,200,000   Cooper Tire & Rubber Co.                              28,140,000
Savings/Loan/Thrifts - 5.7%
   2,800,000   Brookline Bancorp, Inc.#                              39,844,000
   3,625,000   First Niagara Financial Group, Inc.#                  44,188,750
   2,045,000   Provident Financial Services, Inc.#                   36,094,250
   2,453,000   Washington Federal, Inc.#                             61,447,649
                                                                    181,574,649
Semiconductor Equipment - 0.4%
     975,000   Ultratech, Inc.*,#                                    12,148,500
Steel - Producers - 0.6%
     600,000   Steel Dynamics, Inc.#                                 19,650,000
Telecommunication Equipment - Fiber Optics - 0.3%
     596,000   Newport Corp.*,#                                       8,546,640
Transportation - Air Freight - 0.2%
     150,000   CNF, Inc.                                              6,189,000
Transportation - Equipment and Leasing - 0.6%
     680,000   GATX Corp.#                                           17,326,400
Transportation - Marine - 0.5%
     400,000   Teekay Shipping Corp. (New York Shares)#              15,912,000
Transportation - Railroad - 0.9%
   2,003,000   Kansas City Southern*,#                               29,283,860
Transportation - Services - 1.5%
   3,300,000   Laidlaw International, Inc.*                          46,365,000
Transportation - Truck - 1.0%
     330,000   Swift Transportation Company, Inc.*,#                  6,591,750
     725,000   USF Corp.                                             25,737,500
                                                                     32,329,250
Wireless Equipment - 0.7%
   3,930,000   Stratex Networks, Inc.*                                9,746,400
   1,700,000   Wireless Facilities, Inc.*,#                          12,716,000
                                                                     22,462,400
-------------------------------------------------------------------------------
Total Common Stock (cost $2,057,648,225)                          2,450,730,184
-------------------------------------------------------------------------------
Money Markets - 7.9%
$100,000,000   Janus Institutional Cash Reserves Fund               100,000,000
 150,000,000   Janus Money Market Fund                              150,000,000
-------------------------------------------------------------------------------
Total Money Markets (cost $250,000,000)                             250,000,000
-------------------------------------------------------------------------------
Other Securities - 8.2%
   257,942,014 State Street Navigator Securities Lending
                Prime Portfolio+ (cost $257,942,014)                257,942,014
-------------------------------------------------------------------------------
Repurchase Agreement - 6.0%
$189,500,000   UBS Financial Services, Inc., 1.36%
                dated 7/30/04, maturing 8/2/04
                to be repurchased at $189,521,477
                collateralized by $1,069,806,563
                in U.S. Government Agencies
                0% - 305.1519%, 3/15/11 - 2/25/43
                with a value of $193,290,367
                (cost $189,500,000)                                 189,500,000
-------------------------------------------------------------------------------
Total Investments (total cost $2,755,090,239) - 100.0%           $3,148,172,198
===============================================================================


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)

Country                                           Market Value   % of Investment
                                                                      Securities
Bermuda                                         $   36,562,500              1.2%
Marshall Islands                                    15,912,000              0.5
United States++                                  3,095,697,698             98.3
                                                --------------            -----
Total                                           $3,148,172,198            100.0%
                                                ==============            =====

++Includes Short-Term Securities (76.2% excluding Short-Term Securities)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

New York Shares     Securities of foreign companies trading on the New York
                    Stock Exchange
REIT                Real Estate Investment Trusts
*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

(pound) AFFILIATED TRANSACTIONS

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the quarter ended July 31, 2004.

                                          Purchases             Sales
                                                                                    Realized      Dividend   Market Value
                                      Shares     Cost      Shares       Cost       Gain/(Loss)     Income     at 7/31/04
                                     ------------------------------------------------------------------------------------
A.O. Smith Corp.                          --          --         --           --            --   $  204,000  $ 36,618,000

EMCOR Group, Inc.                         --          --     65,500  $ 2,986,641  $    (96,177)          --    46,238,322

Kaydon Corp.                              --          --    356,100    7,832,694     1,726,039      144,000    34,956,000

LA-Z-Boy, Inc.                            --          --    290,000    5,514,024         8,366      319,000    45,100,800

Manufactured Home Communities, Inc.  249,100  $8,172,722         --           --            --       13,270    39,612,500

Pinnacle Systems, Inc.                    --          --         --           --            --           --    13,825,000

Seacoast Financial Services Corp.         --          --    832,400    8,520,715    19,101,265      288,064            --

Spherion Corp.                            --          --  1,459,100   20,847,545    (6,821,953)          --    15,570,000

Superior Industries International,
 Inc.                                     --          --         --           --            --      260,400    54,919,200

Wolverine World Wide, Inc.                --          --         --           --            --      136,500    49,098,000
                                     ------------------------------------------------------------------------------------

                                              $8,172,722             $45,701,619  $ 13,917,540   $1,365,234  $335,937,822
                                     ------------------------------------------------------------------------------------

The Fund may invest in money market funds, including funds managed by Janus Capital. During the quarter ended July 31, 2004, the Fund recorded distributions from affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

                                               Purchases            Sales          Dividend      Market Value
                                              Shares/Cost        Shares/Cost        Income        at 7/31/04
Janus Government Money Market Fund                --             $60,000,000        $45,279            --

Janus Institutional Cash Reserves Fund       $100,000,000             --            172,459      $100,000,000

Janus Money Market Fund                       150,000,000             --            168,811       150,000,000
                                            ------------------------------------------------------------------
                                             $250,000,000        $60,000,000       $386,549      $250,000,000

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Small Cap Value Fund (the "Fund").This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

---------------------------------------------
                                   VALUE AT
FUND                            July 31, 2004
---------------------------------------------
Janus Small Cap Value Fund      $251,534,945
---------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

---------------------------------------------
                            CASH COLLATERAL AT
FUND                          July 31, 2004
---------------------------------------------
Janus Small Cap Value Fund    $257,942,014
---------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

 -----------------------------------------------------------------------
  Federal Tax Cost     Unrealized       Unrealized     Net Appreciation/
                      Appreciation    (Depreciation)    (Depreciation)
 -----------------------------------------------------------------------
   $2,758,523,133     $506,630,870    $(116,981,805)     $389,649,065
 -----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS SPECIAL EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
--------------------------------------------------------------------------------

Common Stock - 92.6%
Advertising Agencies - 1.5%
   2,969,590   Interpublic Group of Companies, Inc.              $   37,981,056
Automotive - Cars and Light Trucks - 2.0%
   5,287,551   Tata Motors, Ltd.                                     48,252,110
Automotive - Truck Parts and Equipment - Original - 4.0%
   1,798,975   Lear Corp.*,#                                         99,177,492
Broadcast Services and Programming - 4.4%
  12,150,576   Liberty Media Corp. - Class A*                       103,036,884
   1,000,000   UnitedGlobalCom, Inc. - Class A*,#                     6,340,000
                                                                    109,376,884
Building Products - Cement and Aggregate - 2.5%
   1,717,075   Cemex S.A. de C.V. (ADR)#                             48,387,174
   2,352,455   Gujarat Ambuja Cements, Ltd.                          14,109,657
                                                                     62,496,831
Cable Television - 5.2%
   3,723,930   EchoStar Communications Corp. - Class A*             103,227,340
     803,686   Liberty Media International, Inc. - Class A*          25,058,929
                                                                    128,286,269
Casino Hotels - 4.0%
   2,290,150   Station Casinos, Inc.#                                98,934,480
Computer Services - 3.7%
   5,018,230   Ceridian Corp.*                                       90,328,140
Computers - 2.6%
   2,001,427   Apple Computer, Inc.*                                 64,726,149
Diversified Operations - 4.6%
   3,670,405   Tyco International, Ltd. (New York Shares)#          113,782,555
Electric - Integrated - 0.2%
     240,250   Duke Energy Corp.#                                     5,165,375
Electronic Components - Semiconductors - 2.3%
   4,455,400   Advanced Micro Devices, Inc.*,#                       55,647,946
Electronic Design Automation - 1.5%
   2,752,770   Cadence Design Systems, Inc.*,#                       37,079,812
Enterprise Software/Services - 5.1%
   4,976,745   Computer Associates International, Inc.#             125,613,044
Finance - Consumer Loans - 0.3%
     214,800   SLM Corp.                                              8,145,216
Finance - Investment Bankers/Brokers - 3.9%
   4,397,026   E*TRADE Financial Corp.*,#                            48,675,078
   1,267,000   JPMorgan Chase & Co.                                  47,297,110
                                                                     95,972,188
Finance - Mortgage Loan Banker - 5.2%
     201,830   Fannie Mae                                            14,321,857
   1,580,290   Freddie Mac                                          101,628,450
   1,125,370   Housing Development Finance Corporation, Ltd.         13,954,588
                                                                    129,904,895
Independent Power Producer - 1.7%
   4,294,205   Reliant Energy, Inc.*,#                               42,426,745
Metal Processors and Fabricators - 0.7%
   1,198,608   Bharat Forge, Ltd.                                    17,607,584
Money Center Banks - 1.7%
   7,087,091   ICICI Bank, Ltd.                                      40,772,741
Multi-Line Insurance - 1.1%
   1,000,000   CNA Financial Corp.*,#                                26,380,000
Multimedia - 1.6%
   1,765,000   Walt Disney Co.                                       40,753,850
Oil Companies - Exploration and Production - 1.3%
   2,106,875   Magnum Hunter Resources, Inc.*,#                      22,585,700
     685,393   Oil and Natural Gas Corporation, Ltd.                 10,586,458
                                                                     33,172,158
Oil Companies - Integrated - 3.5%
   1,009,775   BP PLC (ADR)                                          56,910,919
   1,000,000   Suncor Energy, Inc. (New York Shares)                 28,980,000
                                                                     85,890,919
Oil Refining and Marketing - 4.4%
   2,672,080   SK Corp.**                                           108,071,299
Paper and Related Products - 0.6%
  10,315,353   Ballarpur Industries, Ltd.                            14,413,690
Petrochemicals - 4.9%
  11,371,335   Reliance Industries, Ltd.                            119,880,230
Pipelines - 2.2%
   1,460,581   Kinder Morgan Management LLC*                         55,209,962
Publishing - Periodicals - 0.7%
   1,474,700   Playboy Enterprises, Inc. - Class B*,(pound)          16,457,652
Reinsurance - 3.3%
      28,061   Berkshire Hathaway, Inc. - Class B*                   81,208,534
Retail - Discount - 1.4%
   1,954,691   Fred's, Inc.                                          35,282,173
Soap and Cleaning Preparations - 2.2%
   1,968,642   Reckitt Benckiser PLC                                 53,841,232
Steel - Producers - 1.7%
   4,958,309   Tata Iron and Steel Company, Ltd.                     41,911,744
Super-Regional Banks - 0.6%
     249,580   Wells Fargo & Co.                                     14,328,388
Television - 3.4%
   2,021,990   SBS Broadcasting S.A. (New York Shares)*,(pound)      73,418,457
   1,092,632   Sinclair Broadcast Group, Inc. - Class A#             10,827,983
                                                                     84,246,440
Tobacco - 2.6%
   6,659,778   Swedish Match A.B.**,#                                65,088,593
--------------------------------------------------------------------------------
Total Common Stock (cost $1,773,967,749)                          2,287,814,376
--------------------------------------------------------------------------------
Corporate Bonds - 0%
  $16,925,000  Ames Department Stores, Inc., 10.00% senior
                notes, due 4/15/06 (cost $7,900,645)
                (omega),(euro),(B),(sigma)                                    0
--------------------------------------------------------------------------------
Preferred Stock - 0.4%
Advertising Agencies - 0.4%
     195,300   Interpublic Group of Companies, Inc., Series A,
                5.375% (cost $10,078,540)*,#                          9,450,567
--------------------------------------------------------------------------------
Rights - 0%
Cable Television - 0%
     160,737   Liberty Media International, Inc. -
                Class A* (cost $0)                                      966,029
--------------------------------------------------------------------------------
Other Securities - 7.0%
 172,473,117   State Street Navigator Securities Lending
                Prime Portfolio+ (cost $172,473,117)                172,473,117
--------------------------------------------------------------------------------
Total Investments (total cost $1,964,420,051) - 100%             $2,470,704,089
--------------------------------------------------------------------------------


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (Unaudited)

Country                                           Market Value   % of Investment
                                                                      Securities
Bermuda                                          $  113,782,555             4.6%
Canada                                               28,980,000             1.2
India                                               321,488,802            13.0
Luxembourg                                           73,418,457             3.0
Mexico                                               48,387,174             1.9
South Korea                                         108,071,299             4.4
Sweden                                               65,088,593             2.6
United Kingdom                                      110,752,151             4.5
United States++                                   1,600,735,058            64.8
                                                 --------------           -----
Total                                            $2,470,704,089           100.0%
                                                 ==============           =====

++Includes Short-Term Securities (57.8% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS,
Open at July 31, 2004

                                                   CURRENCY
 CURRENCY SOLD AND                 CURRENCY        VALUE IN          UNREALIZED
  SETTLEMENT DATE                 UNITS SOLD        $ U.S.           GAIN/(LOSS)
--------------------------------------------------------------------------------
South Korean Won 11/12/04      63,200,000,000   $ 53,717,135       $  (370,871)

South Korean Won 11/15/04      42,550,000,000     36,160,449          (781,012)

Swedish Krona 10/15/04            473,500,000     61,658,062          (376,639)
--------------------------------------------------------------------------------
Total                                           $151,535,646       $(1,528,522)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
New York Shares     Securities of foreign companies trading on the New York
                    Stock Exchange
PLC                 Public Limited Company
*         Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)   Rate is subject to change. Rate shown reflects current rate.
(euro) Security is a defaulted security in Janus Special Equity Fund with accrued interest in the amount of $601,787 that was written-off August 21, 2001.
(B)       Security is illiquid.
(sigma)   Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Effective September 30, 2004, Janus Special Equity Fund will change its name to Janus Contrarian Fund.


(pound) AFFILIATED TRANSACTIONS

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the quarter ended July 31, 2004.

                                  Purchases                  Sales
                                                                                      Realized     Dividend     Market Value
                              Shares      Cost         Shares         Cost           Gain/(Loss)    Income        at 7/31/04
------------------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.
- Class B                       --         --              --                --                --    --          $16,457,652
SBS Broadcasting S.A
(New York Shares)               --         --          40,000       $2,491,048       $(1,184,108)    --           73,418,457
                                                           --       $2,491,048       $(1,184,108)    --          $89,876,109
------------------------------------------------------------------------------------------------------------------------------------

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Special Equity Fund (the "Fund").This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

------------------------------------------
                               VALUE AT
FUND                         July 31, 2004
------------------------------------------
Janus Special Equity Fund     $167,403,682
------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

---------------------------------------------
                           CASH COLLATERAL AT
FUND                         July 31, 2004
---------------------------------------------
Janus Special Equity Fund     $172,473,117
---------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-----------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized     Net Appreciation/
                     Appreciation    (Depreciation)    (Depreciation)
-----------------------------------------------------------------------
  $2,002,665,881     $564,644,638    $(96,606,430)     $468,038,208
-----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Principal Amount                                                                                             Market Value
--------------------------------------------------------------------------------------------------------------------------
Alabama - 1.3%
  $2,400,000    Daphne-Villa Mercy Special Care Facilities Financing Authority Revenue, (Mercy
                Medical), Variable Rate, 1.07%, 12/1/30                                                      $  2,400,000
California - 3.8%
   6,700,000    Los Angeles Regional Airport Improvements Corp. Lease Revenue, (Sublease - L.A.
                International), Variable Rate, 1.12%, 12/1/25                                                   6,700,000
     200,000    Regional Airports Improvement Corp. Los Angeles Terminal Facilities, (Los
                Angeles International Airport), 1.14%, 12/1/25                                                    200,000
                                                                                                                6,900,000
Colorado - 19.5%
   1,000,000    Arvada, Variable Rate, 1.25%, 11/1/20                                                           1,000,000
   1,565,000    Aurora Centretech Metropolitan District, Series A, Variable Rate, 1.30%, 12/1/28                1,565,000
   3,000,000    Bachelor Gulch Metropolitan District, Variable Rate, 1.20%, 12/1/23                             3,000,000
   1,095,000    Boulder County Industrial Development Revenue, (Mental Health Center), Variable
                Rate, 1.18%, 11/1/14                                                                            1,095,000
   3,820,000    Castle Rock Metropolitan District No. 7, Variable Rate, 1.30%, 12/1/30                          3,820,000
   5,580,000    Centennial Downs Metropolitan District, Variable Rate, 1.18%, 12/1/28                           5,580,000
   3,011,000    Cherry Creek South Metropolitan District No. 1, Series A, Variable Rate, 1.40%,
                12/15/21                                                                                        3,011,000
   1,000,000    Cherry Creek South Metropolitan District No. 1, Series B, Variable Rate, 1.40%,
                12/15/33                                                                                        1,000,000
     400,000    Colorado Housing and Finance Authority Multifamily Housing Revenue, (Winridge
                Apartments), Variable Rate, 1.08%, 2/15/28                                                        400,000
   2,000,000    Colorado School of Mines Development Corp. Revenue, Variable Rate, 1.13%,
                9/1/26                                                                                          2,000,000
   2,100,000    Colorado Springs Industrial Development Revenue, (Var-Cook Communications
                Project), Variable Rate, 1.13, 3/1/17                                                           2,100,000
     200,000    Denver City and County Excise Tax Revenue (Convention Center Project), Series
                B, Variable Rate, 1.08%, 9/1/25                                                                   200,000
   1,600,000    Grand County Revenue, (YMCA of the Rockies), Variable Rate, 1.08%, 12/1/23                      1,600,000
   2,750,000    NBC Metropolitan District, Variable Rate, 1.18%, 12/1/30                                        2,750,000
   4,000,000    Pinery West Metropolitan District No. 2, Variable Rate, 1.20%, 11/1/32                          4,000,000
   2,000,000    Triview Metropolitan District, Variable Rate, 1.375%, 1/1/2023                                  2,000,000
                                                                                                               35,121,000
Connecticut - 0.1%
     200,000    Connecticut Health and Educational Facilities Authority Revenue, Series C, Variable
                Rate, 1.07%, 7/1/30                                                                               200,000
Florida - 5.2%
   1,300,000    Dade County Industrial Development Authority Revenue, (Dolphins Stadium
                Project), Series B, Variable Rate, 1.10%, 1/1/16                                                1,300,000
     300,000    Gulf Breeze Healthcare Facilities Revenue, (Heritage Healthcare), Variable Rate,
                1.18%, 1/1/24                                                                                     300,000
   3,500,000    Jacksonville Industrial Development Revenue, (Airport Hotel), Variable Rate,
                1.08%, 7/1/13                                                                                   3,500,000
   2,290,000    Saint Johns County School District, Variable Rate, 2.00%, 12/1/04                               2,297,423
   1,925,000    Volusia County Health Facilities Authority Revenue, (Pooled Hospital Loan),
                Variable Rate, 1.06%, 11/1/15                                                                   1,925,000
                                                                                                                9,322,423
Georgia - 2.8%
   5,125,000    Burke County Development Authority Pollution Control Revenue, (Georgia Power
                Co.), Series 1, Variable Rate, 1.08%, 9/1/30                                                    5,125,000
Idaho - 1.0%
   1,800,000    Idaho Health Facilities Authority Revenue, (St. Lukes Medical Center), Variable
                Rate, 1.12%, 7/1/30                                                                             1,800,000
Illinois - 7.1%
   4,600,000    Chicago Tax Increment, Series B, Variable Rate, 1.16%, 12/1/14                                  4,600,000
   8,025,000    Illinois Development Finance Authority Revenue, (Illinois Central College), Series
                A, Variable Rate, 1.34%, 6/1/33                                                                 8,025,000
     150,000    Illinois Health Facilities Authority Revenue, (Blessing Hospital), Series B, Variable
                Rate, 1.11%, 11/15/29                                                                             150,000
                                                                                                               12,775,000
Indiana - 5.5%
   4,075,000    Indiana Health Facilities Financing Authority Hospital Revenue, (Clarian Health),
                Series B, Variable Rate, 1.12%, 3/1/30                                                          4,075,000
     400,000    Indiana Health Facilities Financing Authority Revenue, (Capital Access), Variable
                Rate, 1.07%, 4/1/13                                                                               400,000
   1,900,000    Indiana Health Facilities Financing Authority Revenue, (Margaret Mary Community
                 Hospital), Variable Rate, 1.15%, 12/1/29                                                       1,900,000
     530,000    Indiana Health Facilities Financing Authority Revenue, (Capital Access),Variable
                Rate, 1.07%, 1/1/16                                                                               530,000
   2,450,000    Indiana State Educational Facilities Authority Revenue, (Dapauw University),
                Variable Rate, 1.10%, 7/1/32                                                                    2,450,000
     550,000    Logansport Economic Development Revenue, (Modine Manufacturing Co.),
                Variable Rate, 1.25%, 1/1/08                                                                      550,000
                                                                                                                9,905,000
Iowa - 6.4%
   5,250,000    Buffalo Pollution Control Revenue, (LaFarge Corp.), Series B, Variable Rate, 1.33%,
                 10/1/10                                                                                        5,250,000
   1,550,000    Cerro Gordo County Private School Facility Revenue, (Newman Catholic School
                System), Variable Rate, 1.20%, 5/1/32                                                           1,550,000
   1,300,000    Grinnell Hospital Revenue, (Grinnell Medical Center), Variable Rate, 1.15%,
                12/1/21                                                                                         1,300,000
     200,000    Iowa Finance Authority Private College Revenue, (Drake University), Variable
                Rate, 1.10%, 7/1/24                                                                               200,000
   1,275,000    Iowa Finance Authority Small Business Development Revenue, (Terrace Center
                Association), Variable Rate, 1.22%, 3/1/22                                                      1,275,000
   2,000,000    Iowa Higher Education Loan Authority Revenue, (Private College Facilities -
                Wartburg Project), Variable Rate, 1.15%, 3/1/30                                                 2,000,000
                                                                                                               11,575,000
Kansas - 1.2%
   1,200,000    Salina Revenue, (Salina Central Mall - Dillards), Variable Rate, 1.28%, 12/1/14                 1,200,000
   1,000,000    Shawnee Industrial Revenue, (Shawnee Village Association), 1.12%, 12/1/09                       1,000,000
                                                                                                                2,200,000
Michigan - 4.0%
   1,000,000    Eastern Michigan University Revenue, Variable Rate, 1.10%, 6/1/27                               1,000,000
   6,300,000    Holland Economic Development Corp., (Thrifty Holland, Inc.), Variable Rate,
                1.13%, 3/1/13                                                                                   6,300,000
                                                                                                                7,300,000
Minnesota - 7.4%
   4,000,000    Eden Prairie Independent School District No. 272, Series A, 1.625%, 9/30/04                     4,003,857
     600,000    Mankato Multifamily Housing Revenue, (Highland Hills of Mankato), Variable Rate,
                1.15%, 5/1/27                                                                                     600,000
   1,250,000    St. Paul Housing and Redevelopment Authority Revenue, (Goodwill/Easter Seals),
                Variable Rate, 1.22%, 8/1/25                                                                    1,250,000
   2,000,000    Stillwater Independent School District No. 834, Series A, 3.00%, 8/14/05                        2,027,618
   1,500,000    Stillwater Private School Facilities Revenue, (Catholic Finance Corporation
                Project), Variable Rate, 1.22%, 12/1/22                                                         1,500,000
   3,820,000    Waconia, Minnesota, Independent School District No. 110, Series A, 3.00%,
                8/29/05                                                                                         3,872,392
                                                                                                               13,253,867
Missouri - 2.9%
     300,000    Kansas City Industrial Development Authority Revenue, (Ewing Marion Kauffman),
                Variable Rate, 1.10%, 4/1/27                                                                      300,000
   2,000,000    Missouri State Health and Educational Facilities Authority Revenue, (Rockhurst High
                School), Series B, Variable Rate, 1.12%, 6/1/23                                                 2,000,000
     800,000    Missouri State Health and Educational Facilities Authority Revenue, (Rockhurst University),
                Variable Rate, 1.10%, 11/1/32                                                                     800,000
     200,000    Missouri State Health and Educational Facilities Authority Revenue (St. Louis
                University Project), 1.15%, 12/1/05                                                               200,000
     900,000    Missouri State Health and Educational Facilities Authority Revenue,
                Variable Rate, 1.15%, 8/15/28                                                                     900,000
   1,085,000    St. Louis Land Clearance Redevelopment Authority, (Lammert Building Project),
                Variable Rate, 1.23%, 6/1/05                                                                    1,085,000
                                                                                                                5,285,000
Nebraska - 4.8%
   3,115,000    Lincoln Waterworks Revenue, 5.00%, 8/15/04                                                      3,119,731
   1,200,000    Nebraska Educational Finance Authority Revenue, (Creighton University), Variable
                Rate, 1.10%, 8/1/31                                                                             1,200,000
   2,500,000    Nebraska Educational Finance Authority Revenue, (Creighton University), Variable
                Rate, 1.10%, 3/1/33                                                                             2,500,000
   1,900,000    Norfolk Industrial Development Revenue, (Supervalu, Inc.), Variable Rate, 1.17%,
                11/1/14                                                                                         1,900,000
                                                                                                                8,719,731
Nevada - 2.6%
   2,000,000    Clark County Economic Development Revenue, (Lutheran Secondary School
                Association), Variable Rate, 1.28%, 2/1/30                                                      2,000,000
   1,600,000    Clark County Improvement District, Variable Rate, 1.12%, 2/1/21                                 1,600,000
   1,100,000    Reno Hospital Revenue, (St. Mary's Regional Medical Center), Series B, Variable
                Rate, 1.12%, 5/15/23                                                                            1,100,000
                                                                                                                4,700,000
North Dakota - 0.2%
     300,000    Grand Forks Hospital Facilities Revenue, (United Hospital Obligation Group),
                Variable Rate, 1.12%, 12/1/16                                                                     300,000
Ohio - 6.1%
  10,000,000    Cuyahoga County Hospital Facilities Revenue, (Sisters of Charity Health System),
                Variable Rate, 1.13%, 11/1/30                                                                  10,000,000
   1,000,000    Medina City School District, 2.00%, 5/26/05                                                     1,002,825
                                                                                                               11,002,825
Oklahoma - 0.5%
     800,000    Oklahoma City Industrial and Cultural Facilities Trust Revenue, (Oklahoma
                Christian College), Variable Rate, 1.34%, 7/1/15                                                  800,000
Pennsylvania - 3.0%
   1,000,000    State Higher Education, (Independent Colleges and Universities), Series G-3,
                1.125%, 11/1/20                                                                                 1,000,000
   2,500,000    State Higher Education, (Independent Colleges and Universities), Series I-2, 1.125%,
                 11/1/21                                                                                        2,500,000
   1,900,000    Washington County Hospital Authority Revenue, Variable Rate, 1.80%, 7/1/31                      1,900,000
                                                                                                                5,400,000
South Carolina - 0.5%
     900,000    Piedmont Municipal Power Agency Electric Revenue, Series C, Variable Rate,
                1.05%, 1/1/22                                                                                     900,000
Texas - 10.5%
   4,675,000    Alamo Heights Higher Education Facilities Corp. Revenue, (University of the
                Incarnate Word), Variable Rate, 1.18%, 4/1/19                                                   4,675,000
   1,600,000    Bell County Health Facilities Development Corp. Revenue, (Scott & White
                Memorial Hospital), Series B1, Variable Rate, 1.10%, 8/15/29                                    1,600,000
   4,805,000    Bexar County Housing Finance Corp. Multifamily Housing Revenue, (Mitchell
                Village Apartments), Series A, Variable Rate, 1.07%, 2/15/30                                    4,805,000
     500,000    Brownsville Utility System, Sub Lien Series A, Variable Rate, 1.04%, 9/1/27                       500,000
   1,500,000    Northside Independent School District, Series A, 1.00%, 8/1/31                                  1,500,000
     900,000    San Antonio Water Revenue, Series B, Variable Rate, 1.05%, 5/15/33                                900,000
   5,000,000    Texas State, (Tax and Revenue Anticipation), 2.00%, 8/31/04                                     5,003,569
                                                                                                               18,983,569
Wisconsin - 3.6%
   2,900,000    Wisconsin Health and Educational Facilities Authority Revenue, (Felician
                Services), Series B, Variable Rate, 1.07%, 1/1/27                                               2,900,000
   1,000,000    Wisconsin Health and Educational Facilities Authority Revenue, (Mequon Jewish
                Project), Variable Rate, 1.12%, 7/1/28                                                          1,000,000
   2,600,000    Wisconsin Health and Educational Facilities Authority Revenue, (Riverview
                Hospital Association), Variable Rate, 1.15%, 10/1/30                                            2,600,000
                                                                                                                6,500,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $180,468,415) - 100%                                                           $180,468,415
--------------------------------------------------------------------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

Variable rate notes are notes, the interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2004.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Tax-Exempt Money Market Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities held by the fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities fair value, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------
 Federal Tax Cost        Unrealized           Unrealized      Net Appreciation/
                        Appreciation        (Depreciation)     (Depreciation)
-------------------------------------------------------------------------------
   $180,468,415             $--                  $--                 $--
-------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS TWENTY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                        Market Value
-------------------------------------------------------------------------------

Common Stock - 95.5%
Athletic Footwear - 5.5%
   6,677,115    NIKE, Inc. - Class B#                      $        485,493,032
Cable Television - 0.2%
     528,265    EchoStar Communications Corp.
                 - Class A*,#                                        14,643,506
Cellular Telecommunications - 0.3%
     969,450    Nextel Communications, Inc.
                 - Class A*                                          22,064,682
     138,968    Vodafone Group PLC (ADR)#                             3,019,775
                                                                     25,084,457
Computers - 0.6%
     844,560    Research In Motion, Ltd.
                 (New York Shares)*,#                                52,084,015
Cosmetics and Toiletries - 3.5%
   5,802,910    Procter & Gamble Co.                                302,621,757
Diversified Operations - 3.6%
   3,791,020    3M Co.                                              312,228,407
E-Commerce/Products - 1.5%
   3,310,940    Amazon.com, Inc.*,#                                 128,861,785
E-Commerce/Services - 14.2%
  15,987,950    eBay, Inc.*                                       1,252,336,123
Electronic Components - Semiconductors - 2.2%
   9,027,750    Texas Instruments, Inc.                             192,561,908
Entertainment Software - 6.3%
  10,971,065    Electronic Arts, Inc.*                              549,979,488
Finance - Consumer Loans - 2.5%
   5,872,360    SLM Corp.#                                          222,679,891
Finance - Investment Bankers/Brokers - 2.8%
   2,761,490    Goldman Sachs Group, Inc.                           243,535,803
Finance - Mortgage Loan Banker - 3.7%
   4,538,190    Countrywide Financial Corp.                         327,203,499
Medical - Biomedical and Genetic - 7.3%
   1,199,435    Celgene Corp.*,#                                     63,965,869
  11,858,540    Genentech, Inc.*                                    577,273,727
                                                                    641,239,596
Medical - Drugs - 9.8%
   4,408,000    Forest Laboratories, Inc.*,#                        221,678,320
   6,434,958    Roche Holding A.G.                                  636,277,943
                                                                    857,956,263
Medical - HMO - 12.0%
  15,565,730    UnitedHealth Group, Inc.#                           979,084,417
     838,330    WellPoint Health Networks, Inc.*                     84,755,163
                                                                  1,063,839,580
Optical Supplies - 0.6%
     666,535    Alcon, Inc. (New York Shares)#                       51,056,581
Retail - Auto Parts - 1.8%
   2,000,145    AutoZone, Inc.*,#                                   154,411,194
Retail - Regional Department Stores - 2.7%
   5,259,230    Kohl's Corp.*,#                                     240,662,365
Super-Regional Banks - 10.2%
   6,758,140    Bank of America Corp.                               574,509,481
   5,505,370    Wells Fargo & Co.#                                  316,063,292
                                                                    890,572,773
Web Portals/Internet Service Providers - 1.8%
   5,130,650    Yahoo!, Inc.*,#                                     158,024,020
Wireless Equipment - 2.4%
   2,985,903    QUALCOMM, Inc.                                      206,266,179
-------------------------------------------------------------------------------
Total Common Stock (cost $6,148,173,181)                          8,373,342,222
-------------------------------------------------------------------------------
Other Securities - 1.3%
 111,941,771    State Street Navigator Securities
                 Lending Prime Portfolio+
                 (cost $111,941,771)                                111,941,771
-------------------------------------------------------------------------------
Repurchase Agreement - 1.6%
 141,800,000    UBS Financial Services, Inc., 1.36%
                 dated 7/30/04, maturing 8/2/04
                 to be repurchased at $141,816,071
                 collateralized by $800,520,162
                 in U.S. Government Agencies
                 0% - 305.1519%, 3/15/11 - 2/25/43
                 with a value of $144,636,275
                 (cost $141,800,000)                      141,800,000
-------------------------------------------------------------------------------
Time Deposit - 1.6%
$136,400,000    SouthTrust Bank, 1.28125%
                 due 8/2/04 (amortized cost
                 $136,400,000)                                      136,400,000
-------------------------------------------------------------------------------
Total Investments (total cost $6,538,314,952) - 100%             $8,763,483,993
===============================================================================


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            July 31, 2004 (unaudited)

Country                                          Market Value   % of Investment
                                                                     Securities
Canada                                         $   52,084,015              0.6%
Switzerland                                       687,334,524              7.9
United Kingdom                                      3,019,775              0.0
United States++                                 8,021,045,679             91.5
                                               --------------            -----
Total                                          $8,763,483,993            100.0%
                                               ==============            =====

++Includes Short-Term Securities (87.0% excluding Short-Term Securities)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
New York Shares     Securities of foreign companies trading on the
                    New York Stock Exchange
PLC                 Public Limited Company
*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Twenty Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

----------------------------------------------------
                                        VALUE AT
 FUND                                 July 31, 2004
----------------------------------------------------
Janus Twenty Fund                     $109,562,228
----------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

----------------------------------------------------
                                  CASH COLLATERAL AT
FUND                                July 31, 2004
----------------------------------------------------
Janus Twenty Fund                     $111,941,771
----------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.


FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

--------------------------------------------------------------------------------
 Federal Tax Cost       Unrealized         Unrealized        Net Appreciation/
                       Appreciation      (Depreciation)        (Depreciation)
--------------------------------------------------------------------------------
  $6,559,128,431      $2,400,651,938     $(196,296,376)        $2,204,355,562
--------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS VENTURE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
--------------------------------------------------------------------------------

Common Stock - 81.3%
Advertising Services - 1.5%
     313,070    Getty Images, Inc.                               $   17,099,883
     398,925    Greenfield Online, Inc.*,#                            6,454,607
                                                                     23,554,490
Airlines - 0.2%
     374,984    WestJet Airlines, Ltd.*,**                            3,752,662
Apparel Manufacturers - 0.8%
      42,080    Gymboree Corp.*,#                                       666,126
     560,395    Quiksilver, Inc.*,#                                  12,082,117
                                                                     12,748,243
Applications Software - 1.1%
   1,310,000    Authentidate Holding Corp.*, ss.                      9,222,400
     610,060    Quest Software, Inc.*,#                               7,357,324
                                                                     16,579,724
Broadcast Services and Programming - 0.4%
     551,090    Gray Television, Inc.#                                6,568,993
Building - Mobile Home and Manufactured Homes - 0.7%
     302,580    Winnebago Industries, Inc.                           11,150,073
Building - Residential and Commercial - 0.3%
     190,580    WCI Communities, Inc.*,#                              4,103,187
Building and Construction Products - Miscellaneous - 0.3%
     221,415    ElkCorp#                                              4,833,489
Casino Services - 1.0%
     243,210    Alliance Gaming Corp.*,#                              3,460,878
     604,015    Mikohn Gaming Corp.*,#                                2,736,188
     269,209    Shuffle Master, Inc.*,#                               8,611,996
                                                                     14,809,062
Cellular Telecommunications - 1.6%
     641,015    Nextel Partners, Inc. - Class A                      10,301,111
   1,301,600    Telesystem International Wireless Inc.
                 (New York Shares)*,**                               13,862,040
                                                                     24,163,151
Chemicals - Specialty - 0.5%
     231,864    Cabot Microelectronics Corp.*,#                       8,228,853
Circuit Boards - 1.1%
   1,483,175    TTM Technologies, Inc.*                              17,026,849
Commercial Banks - 0.6%
     256,475    Nara Bancorp, Inc.#                                   4,585,773
     120,840    UCBH Holdings, Inc.#                                  4,723,636
                                                                      9,309,409
Commercial Services - 1.0%
     474,480    StarTek, Inc.#                                       14,580,770
Commercial Services - Finance - 4.2%
   2,267,148    Euronet Worldwide, Inc.*,(pound)                     40,808,663
     566,935    iPayment Holdings, Inc.*,#                           21,974,401
                                                                     62,783,064
Communications Software - 0.4%
     297,234    Inter-Tel, Inc.#                                      6,447,005
Computer Services - 3.1%
     335,665    Anteon International Corp.*,#                        10,452,608
     440,628    Cognizant Technology Solutions Corp.#                12,139,301
     433,130    Manhattan Associates, Inc.*,#                        11,244,055
   1,551,485    Tier Technologies, Inc.- Class B*,(pound)            12,799,751
                                                                     46,635,715
Computer Software - 0.5%
     884,405    Blackbaud, Inc.*,#                                    7,959,645
Computers - Memory Devices - 0.9%
   1,601,565    Dot Hill Systems Corp.*,#                            13,292,990
Computers - Peripheral Equipment - 1.1%
     333,333    TransAct Technologies, Inc.*,(sigma),ss.              6,564,281
     472,017    TransAct Technologies, Inc.*                         10,138,926
                                                                     16,703,207
Computers - Voice Recognition - 1.5%
   1,021,823    TALX Corp.(pound)                                    22,602,725
Consulting Services - 1.9%
     478,300    Advisory Board Co.*                                  15,267,335
     212,428    Corporate Executive Board Co.                        12,044,668
     133,045    LECG Corp.*,#                                         2,354,897
                                                                     29,666,900
Consumer Products - Miscellaneous - 1.0%
     414,177    Jarden Corp.*,#                                      14,968,357
Data Processing and Management - 1.6%
   1,890,458    Infocrossing, Inc.*,ss.,(pound)                      24,557,049
Distribution/Wholesale - 0.9%
     578,497    Central European Distribution Corp.*,#               13,947,563
Drug Delivery Systems - 0.7%
     867,370    I-Flow Corp.*,#                                      11,084,989
E-Commerce/Products - 0.8%
   1,525,100    1-800-FLOWERS.COM, Inc. - Class A*,#,(pound)         11,499,254
E-Services/Consulting - 0.2%
     432,560    GSI Commerce, Inc.*,#                                 3,546,992
Educational Software - 1.0%
     158,565    Blackboard, Inc.*,#                                   2,933,453
   1,907,471    Skillsoft PLC (ADR)*                                 11,883,544
                                                                     14,816,997
Electronic Components - Semiconductors - 1.8%
   1,045,875    Artisian Components, Inc.*,#                         25,446,138
     167,435    SiRF Technology Holdings, Inc.*,#                     1,873,598
                                                                     27,319,736
Electronic Measuring Instruments - 1.0%
     247,348    FLIR Systems, Inc.#                                  15,738,753
Enterprise Software/Services - 2.2%
     844,234    Omnicell, Inc.*,#                                    12,325,816
   1,900,000    Ultimate Software Group, Inc.*,ss.,(pound)           21,583,999
                                                                     33,909,815
Fiduciary Banks - 1.4%
     462,595    Investors Financial Services Corp.#                  21,131,340
Finance - Commercial - 1.0%
     701,675    CapitalSource, Inc.#                                 15,170,214
Finance - Other Services - 0.3%
     266,040    Asset Acceptance Capital Corp.*,#                     4,581,209
Food - Diversified - 0.8%
   1,423,935    CoolBrands International, Inc.*,**                   12,846,487
Food - Retail - 0.2%
     176,895    Provide Commerce, Inc.*,#                             2,894,002
Hotels and Motels - 2.9%
     563,135    Fairmont Hotels & Resorts, Inc.**                    14,457,612
     356,045    Four Seasons Hotels, Inc.**                          21,608,370
     569,445    Orient-Express Hotel, Ltd. - Class A*                 8,695,425
                                                                     44,761,407
Human Resources - 2.0%
     287,435    Gevity HR, Inc.#                                      5,972,899
   1,111,250    Labor Ready, Inc.*,#                                 15,579,725
     233,475    Resources Connection, Inc.*,#                         9,054,161
                                                                     30,606,785
Industrial Audio and Video Products - 1.0%
     848,647    Sonic Solutions*,#                                   14,936,187
Internet Content - Info/News - 0.8%
   1,851,245    Harris Interactive, Inc.*                            11,866,480
Internet Infrastructure Software - 1.2%
   2,637,074    TIBCO Software, Inc.*,#                              18,644,113
Lasers - Systems and Components - 0.5%
     257,835    Cymer, Inc.*,#                                        7,384,394
Leisure and Recreation Products - 1.3%
   1,336,685    K2, Inc.*,#                                          19,047,761
Life and Health Insurance - 0.4%
     718,420    American Equity Investment Life Holding Co.*,#        6,472,964
Machine Tools and Related Products - 1.0%
     341,465    Kennametal, Inc.                                     15,024,460
Machinery - Construction and Mining - 0.4%
     276,140    Bucyrus International, Inc. - Class A*,#              6,627,360
Marine Services - 0.3%
   1,827,545    Odyssey Marine Exploration, Inc.*                     4,660,240
Medical - Biomedical and Genetic - 0.5%
   2,109,665    Ark Therapeutics Group PLC*                           3,663,678
     305,015    Barrier Therapeutics, Inc.*,#                         3,187,407
                                                                      6,851,085
Medical - Drugs - 2.5%
   1,372,100    Ligand Pharmaceuticals, Inc. - Class B*,#            18,948,700
     417,539    Pharmion Corp.                                       18,739,150
                                                                     37,687,850
Medical - Generic Drugs - 0.3%
     235,255    Taro Pharmaceutical Industries, Ltd.*,#               5,253,244
Medical - HMO - 1.4%
     552,527    Centene Corp.*,#                                     21,548,553
Medical - Hospitals - 0.9%
     399,105    United Surgical Partners
                International, Inc.*,#                               14,064,460
Medical Labs and Testing Services - 1.2%
     620,778    LabOne, Inc.*,#                                      18,319,159
Medical Products - 1.5%
     939,425    PSS World Medical, Inc.*,#                            9,196,971
     828,434    ThermoGenesis Corp.*                                  3,438,001
     366,635    Wright Medical Group, Inc.*,#                        10,130,125
                                                                     22,765,097
Motion Pictures and Services - 1.0%
   1,931,650    Lions Gate Entertainment Corp.
                 (New York Shares)*,**,#                             14,796,439
Networking Products - 0.9%
   1,251,655    Extreme Networks, Inc.*,#                             6,783,971
     429,943    Ixia*,#                                               3,353,555
     303,222    NETGEAR, Inc.*,#                                      3,459,763
                                                                     13,597,289
Non-Hazardous Waste Disposal - 0.2%
     751,245    Capital Environmental Resource, Inc.*,**              3,793,787
Oil - Field Services - 0.4%
     644,820    Key Energy Services, Inc.#                            6,499,786
Oil and Gas Drilling - 0.1%
      61,996    Patterson-UTI Energy, Inc.                            1,130,187
Oil Companies - Exploration and Production - 0.0%
      13,247    Western Oil Sands, Inc. - Class A**                     447,484
Optical Supplies - 0.4%
   1,100,569    STAAR Surgical Co.*,(pound)                           5,822,010
Pharmacy Services - 0.9%
     426,330    Accredo Health, Inc.#                                13,813,092
Publishing - Books - 0.5%
     252,225    Information Holdings, Inc.*                           6,885,743
Radio - 0.7%
     229,505    Cumulus Media, Inc. - Class A*,#                      3,369,133
     431,150    Radio One, Inc. - Class A*,#                          6,661,268
                                                                     10,030,401
Real Estate Management/Services - 1.7%
   1,326,780    CB Richard Ellis Group, Inc.*                        25,129,213
Recreational Vehicles - 0.5%
     156,450    Polaris Industries, Inc.#                             7,478,310
Retail - Apparel and Shoe - 0.8%
     771,300    Hot Topic, Inc.*,#                                   12,279,096
Retail - Bedding - 0.5%
     276,046    Linens 'n Things, Inc.*                               7,348,345
Retail - Computer Equipment - 0.5%
     493,620    Insight Enterprises, Inc.*,#                          7,917,665
Retail - Discount - 0.7%
     551,050    Fred's, Inc.                                          9,946,453
Retail - Home Furnishings - 0.9%
   2,133,107    Restoration Hardware, Inc.*,(pound)                  13,950,520
Retail - Music Store - 0.5%
     184,110    Guitar Center, Inc.*,#                                8,275,745
Retail - Petroleum Products - 0.5%
     212,605    World Fuel Services Corp.#                            8,078,990
Savings/Loan/Thrifts - 0.8%
     435,020    BankAtlantic Bancorp, Inc. - Class A#                 7,934,765
     519,650    Ocwen Financial Corp.*,#                              4,604,099
                                                                     12,538,864
Semiconductor Components/Integrated Circuits - 0.2%
     184,715    Sigmatel, Inc.*,#                                     2,820,598
Semiconductor Equipment - 1.7%
     638,330    AMIS Holdings, Inc.#                                  9,402,601
     203,580    DuPont Photomasks, Inc.*,#                            3,326,497
     132,660    FormFactor, Inc.*,#                                   2,663,813
     619,005    Rudolph Technologies, Inc.*,#                         9,904,080
                                                                     25,296,991
Therapeutics - 2.4%
     163,505    Connetics Corp.*,#                                    4,501,293
     718,850    MGI Pharma, Inc.#                                    20,134,988
     246,796    Neurocrine Biosciences, Inc.                         11,493,289
                                                                     36,129,570
Toys - 0.9%
   1,034,755    Marvel Enterprises, Inc.                             13,503,553
Transactional Software - 1.1%
     709,670    Open Solutions, Inc.*,#                              16,066,929
Transportation - Air Freight - 0.5%
     277,170    EGL, Inc.*,#                                          7,042,890
Transportation - Services - 1.2%
     633,125    Pacer International, Inc.*                            9,993,878
     163,390    UTi Worldwide, Inc. (New York Shares)#                8,412,951
                                                                     18,406,829
Web Hosting/Design - 1.1%
     132,775    Equinix, Inc.*,#                                      4,315,188
     295,015    Kintera, Inc.*,#                                      2,383,721
     486,405    Macromedia, Inc.*,#                                   9,825,381
                                                                     16,524,290

--------------------------------------------------------------------------------
Total Common Stock (cost $1,019,475,489)                          1,237,473,969
--------------------------------------------------------------------------------
Preferred Stock - 0.0%
Computers - Peripheral Equipment - 0.0%
     665,000    Candescent Technologies Corp. -
                 Series E*,(B),(sigma),o (cost $3,657,500)                    0
--------------------------------------------------------------------------------
Warrants - 0.2%
Data Processing and Management - 0.2%
     521,660    Infocrossing, Inc. -
                 expires 5/10/07*,(B),(sigma) (cost $0)               2,676,116
--------------------------------------------------------------------------------
Other Securities - 18.5%
 281,717,646    State Street Navigator Securities Lending
                 Prime Portfolio+ (cost $281,717,646)               281,717,646
--------------------------------------------------------------------------------
Total Investments (total cost $1,304,850,635) - 100%             $1,521,867,731
--------------------------------------------------------------------------------


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            July 31, 2004 (unaudited)

Country                                           Market Value   % of Investment
                                                                      Securities
Bermuda                                         $    8,695,425              0.6%
Canada                                              85,453,219              5.4
Ireland                                             11,883,544              0.8
Israel                                               5,253,244              0.3
United Kingdom                                      12,076,629              0.9
United States++                                  1,398,505,670             92.0
                                                --------------            -----
Total                                           $1,521,867,731            100.0%
                                                ==============            =====

++Includes Short-Term Securities (73.5% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
Open at July 31, 2004

  CURRENCY SOLD AND       CURRENCY UNITS    CURRENCY VALUE IN       UNREALIZED
  SETTLEMENT DATE              SOLD              $ U.S.             GAIN/(LOSS)
--------------------------------------------------------------------------------
  Canadian Dollar 8/6/04    8,700,000          $6,545,804            $(57,141)
--------------------------------------------------------------------------------
  Total                                        $6,545,804            $(57,141)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
New York Shares     Securities of foreign companies trading on the
                    New York Stock Exchange
PLC                 Public Limited Company
*       Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(B)     Security is illiquid.
(sigma) Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.
o       Defaulted security.


(pound) AFFILIATED TRANSACTIONS

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the quarter ended July 31, 2004.

                                                                                                             Market
                                 Purchases                  Sales              Realized       Dividend       Value
Security                   Shares        Cost        Shares        Cost       Gain/(Loss)      Income     July 31, 2004
-----------------------------------------------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc.         --             --         --             --             --          --    $ 11,499,254
-----------------------------------------------------------------------------------------------------------------------

Euronet Worldwide, Inc.    219,345     $3,837,441    116,755    $ 2,038,506    $   625,328          --      40,808,663
-----------------------------------------------------------------------------------------------------------------------

Infocrossing, Inc.              --             --         --             --             --          --      24,557,049
-----------------------------------------------------------------------------------------------------------------------

Neoware Systems, Inc.           --             --    839,040     14,168,812     (7,814,663)         --              --
-----------------------------------------------------------------------------------------------------------------------

Restoration Hardware            --             --         --             --             --          --      13,950,520
-----------------------------------------------------------------------------------------------------------------------

STAAR Surgical Co.              --             --    192,312      2,409,013     (1,037,924)         --       5,822,010
-----------------------------------------------------------------------------------------------------------------------

TALX Corp.                      --             --         --             --             --     $51,091      22,602,725
-----------------------------------------------------------------------------------------------------------------------
Tier Technologies,
Inc. - Class B                  --             --         --             --             --          --      12,799,751
-----------------------------------------------------------------------------------------------------------------------
Ultimate Software
Group, Inc.                     --             --         --             --             --          --      21,583,999
-----------------------------------------------------------------------------------------------------------------------
                                       $3,837,441               $18,616,331    $(8,227,259)    $51,091    $153,623,971
-----------------------------------------------------------------------------------------------------------------------

ss. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
AS OF JULY 31,2004

                                      Acquisition       Acquisition                             Value as %
Security                                 Date              Cost               Value           of Market Value
--------------------------------------------------------------------------------------------------------------
Authentidate Holding Corp.              1/28/04         $18,012,500        $ 9,222,400               0.6%
--------------------------------------------------------------------------------------------------------------
Infocrossing, Inc.                     10/16/03          11,715,000         24,557,049               1.6%
--------------------------------------------------------------------------------------------------------------

TransAct Technologies, Inc.(sigma)      4/26/04           5,999,988          6,564,281               0.4%
--------------------------------------------------------------------------------------------------------------
                                        7/15/03 -
Ultimate Software Group, Inc.           5/11/04          12,350,000         21,583,999               1.4%
--------------------------------------------------------------------------------------------------------------
                                                        $48,077,488        $61,927,729               4.0%
--------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2004. The issuer incurs all registration costs.

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Venture Fund (the "Fund").This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.


REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

-------------------------------------------------------------
                                        VALUE AT
FUND                                  JULY 31, 2004
-------------------------------------------------------------
Janus Venture Fund                    $274,096,711
-------------------------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

-------------------------------------------------------------
                                   CASH COLLATERAL AT
FUND                                  JULY 31, 2004
-------------------------------------------------------------
Janus Venture Fund                    $281,717,646
-------------------------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.


Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------
Federal Tax Cost        Unrealized        Unrealized       Net Appreciation/
                       Appreciation     (Depreciation)      (Depreciation)
-------------------------------------------------------------------------------
 $1,306,867,533        $311,246,111      $(96,245,913)       $215,000,198
-------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

JANUS WORLDWIDE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                       Market Value
--------------------------------------------------------------------------------
Common Stock - 84.5%
Advertising Agencies - 0.4%
   3,046,260   Interpublic Group of Companies, Inc.#             $   38,961,665
Advertising Services - 1.3%
  12,573,726   WPP Group PLC**                                      116,266,703
Apparel Manufacturers - 0.7%
   5,735,501   Burberry Group PLC**                                  39,111,371
      89,562   Hermes International                                  17,295,624
                                                                     56,406,995
Automotive - Cars and Light Trucks - 1.1%
   7,928,000   Nissan Motor Company, Ltd.**                          85,500,480
   1,158,371   Tata Motors, Ltd.                                     10,570,838
                                                                     96,071,318
Automotive - Truck Parts and Equipment - Original - 0.3%
     551,500   Autoliv, Inc. (SDR)                                   22,925,566
Beverages - Wine and Spirits - 1.8%
  12,826,278   Diageo PLC**                                         158,952,337
Brewery - 3.9%
   2,299,455   Anheuser-Busch Companies, Inc.                       119,341,715
   2,039,200   Asahi Breweries, Ltd.**                               21,662,669
   4,620,834   Heineken N.V.                                        144,811,358
   5,236,000   Kirin Brewery Company, Ltd.**                         51,206,675
                                                                    337,022,417
Broadcast Services and Programming - 1.2%
   2,233,035   Grupo Televisa S.A. (ADR) #                          104,952,645
Cable Television - 0.5%
   1,765,970   Comcast Corp. - Special Class A                       47,327,996
Chemicals - Specialty - 1.3%
     143,982   Givaudan S.A.**                                       82,494,083
     352,466   Syngenta A.G.**                                       29,134,545
                                                                    111,628,628
Commercial Banks - 3.6%
   2,834,435   Anglo Irish Bank Corporation PLC                      44,703,949
   7,595,000   DBS Group Holdings, Ltd.                              68,413,482
   1,048,585   Hana Bank                                             19,904,735
      10,741   Mitsubishi Tokyo Financial Group, Inc.**              96,081,621
   1,149,399   Royal Bank of Scotland Group PLC**                    32,313,255
     821,802   UBS A.G.**                                            54,985,931
                                                                    316,402,973
Cosmetics and Toiletries - 1.2%
   2,484,000   Kao Corp.**                                           61,512,180
   3,094,000   Shiseido Company, Ltd.**                              38,447,714
                                                                     99,959,894
Diversified Minerals - 2.6%
 123,893,750   Caemi Mineracao e Metalurgica S.A.                    54,553,447
   3,165,505   Companhia Vale do Rio Doce (ADR)                     170,620,720
                                                                    225,174,167
Diversified Operations - 4.5%
     792,481   Louis Vuitton Moet Hennessy S.A.#                     54,097,850
   9,795,345   Smiths Group PLC**                                   130,029,833
   6,579,025   Tyco International, Ltd. (New York Shares)#          203,949,776
                                                                    388,077,459
Drug Delivery Systems - 0.5%
   1,561,799   Hospira, Inc.*                                        40,466,212
E-Commerce/Services - 0.3%
     969,892   IAC/InterActiveCorp*,#                                26,478,052
Electric - Integrated - 0.2%
   1,145,339   Reliance Energy, Ltd.                                 14,404,722
Electric Products - Miscellaneous - 0.9%
     223,945   Samsung Electronics Company, Ltd.                     79,850,419
Electronic Components - Miscellaneous - 2.5%
  14,672,800   Hon Hai Precision Industry Company, Ltd.              52,880,788
   4,790,255   Koninklijke (Royal) Philips Electronics N.V.         116,151,866
   1,680,825   Koninklijke (Royal) Philips Electronics N.V.
                (New York Shares)#                                   40,726,390
     514,100   Omron Corp.**                                         11,001,108
                                                                    220,760,152
Electronic Components - Semiconductors - 0.1%
  12,618,400   Chartered Semiconductor Manufacturing, Ltd.            7,479,743
Electronic Connectors - 0.1%
     125,500   Hirose Electric Company, Ltd.**                       12,160,962
Finance - Investment Bankers/Brokers - 4.2%
   2,698,350   Citigroup, Inc.                                      118,970,252
   5,629,373   JPMorgan Chase & Co.                                 210,144,494
   2,830,945   Nomura Holdings, Inc.**                               38,811,035
                                                                    367,925,781
Finance - Mortgage Loan Banker - 1.4%
   1,386,345   Freddie Mac                                           89,155,847
   2,942,800   Housing Development Finance Corporation, Ltd.         36,490,720
                                                                    125,646,567
Food - Catering - 1.0%
  14,960,740   Compass Group PLC**                                   86,988,940
Food - Diversified - 3.7%
   4,994,614   Cadbury Schweppes PLC**                               40,893,667
   1,420,465   Kraft Foods, Inc. - Class A#                          43,395,206
     636,042   Nestle S.A.**                                        162,571,410
   1,267,491   Unilever N.V.                                         78,054,620
                                                                    324,914,903
Human Resources - 0.2%
   1,185,864   Vedior N.V.                                           17,418,181
Investment Companies - 8.6%
   9,806,250   NASDAQ-100 Index Tracking Stock*,#                   342,434,250
   3,543,470   Standard and Poor's Depositary Receipts#             392,687,346
                                                                    735,121,596
Medical - Drugs - 6.3%
   1,441,710   Abbott Laboratories                                   56,731,289
   1,073,826   Altana A.G.                                           58,306,711
     367,296   Aventis S.A.#                                         28,522,265
   2,129,300   Chugai Pharmaceutical Company, Ltd.**                 33,413,895
   4,023,200   GlaxoSmithKline PLC**                                 81,719,407
   1,143,543   Roche Holding A.G.**                                 113,071,629
   1,322,300   Sankyo Company, Ltd.**                                28,532,874
     854,151   Sanofi-Aventis#                                       56,662,319
   1,924,400   Takeda Pharmaceutical Company, Ltd.**                 89,956,700
                                                                    546,917,089
Medical - HMO - 2.8%
   1,417,740   Anthem, Inc.*,#                                      116,921,018
   2,038,555   UnitedHealth Group, Inc.#                            128,225,109
                                                                    245,146,127
Medical - Hospitals - 0.5%
   1,991,840   Health Management Associates, Inc. - Class A#         39,956,310
Money Center Banks - 0.9%
  13,142,029   ICICI Bank, Ltd.                                      75,607,403
Multimedia - 4.4%
   2,198,179   News Corporation, Ltd.#                               18,811,255
   5,323,910   Time Warner, Inc.                                     88,643,102
   3,203,216   Vivendi Universal S.A.                                80,099,686
   8,431,010   Walt Disney Co.                                      194,672,020
                                                                    382,226,063
Office Automation and Equipment - 0.9%
   1,643,200   Canon, Inc.**                                         80,202,844
Oil Companies - Exploration and Production - 1.5%
   1,246,424   Canadian Natural Resources, Ltd.#                     41,500,573
     923,390   EnCana Corp.                                          40,923,755
   2,036,792   Talisman Energy, Inc.#                                48,352,738
                                                                    130,777,066
Oil Companies - Integrated - 3.4%
   9,485,419   BP PLC**                                              89,003,407
   7,285,420   PTT Public Company, Ltd.(B),(sigma)                   26,976,507
   3,084,079   Suncor Energy, Inc.                                   89,064,674
     443,106   Total S.A. - Class B#                                 86,049,844
                                                                    291,094,432
Petrochemicals - 3.3%
     240,930   LG Chem, Ltd.                                          8,024,133
     236,640   LG Petrochemical Company, Ltd.                         4,967,518
  26,059,369   Reliance Industries, Ltd.                            274,726,156
                                                                    287,717,807
Property and Casualty Insurance - 2.9%
       8,037   Millea Holdings, Inc.**                              118,260,105
   7,577,000   Mitsui Sumitomo Insurance Company, Ltd.**             70,022,072
   6,366,000   Sompo Japan Insurance, Inc.**                         62,771,827
                                                                    251,054,004
Publishing - Books - 1.3%
  13,126,881   Reed Elsevier PLC**                                  116,249,453
Reinsurance - 1.5%
      40,538   Berkshire Hathaway, Inc. - Class B*,#                117,316,972
     292,210   Hannover Rueckversicherung A.G.                        9,252,496
                                                                    126,569,468
Retail - Discount - 0.6%
  17,927,400   Wal-Mart de Mexico S.A. de C.V.                       54,595,797
Soap and Cleaning Preparations - 0.9%
   2,796,714   Reckitt Benckiser PLC**                               76,488,528
Telephone - Integrated - 1.3%
      23,246   Nippon Telegraph & Telephone Corp.**                 115,755,507
Television - 1.7%
  13,044,409   British Sky Broadcasting Group PLC**                 143,390,745
Tobacco - 0.6%
   1,222,560   ITC, Ltd.                                             27,274,622
       2,825   Japan Tobacco, Inc.**                                 21,569,916
                                                                     48,844,538
Toys - 1.6%
   4,730,525   Mattel, Inc.                                          82,878,798
     536,700   Nintendo Company, Ltd.**                              59,710,915
                                                                    142,589,713
--------------------------------------------------------------------------------
Total Common Stock (cost $6,750,298,784)                          7,334,929,887
--------------------------------------------------------------------------------
Preferred Stock - 0.7%
Multimedia - 0.2%
     627,660   News Corporation,Ltd. (ADR)                           19,940,758
Soap and Cleaning Preparations - 0.5%
     513,473   Henkel KGaA                                           37,771,733
--------------------------------------------------------------------------------
Total Preferred Stock (cost $63,282,479)                             57,712,491
--------------------------------------------------------------------------------
Money Markets- 2.4%
$200,000,000   Janus Institutional Cash Reserves Fund, 1.31%        200,000,000
   5,000,000   Janus Money Market Fund, 1.30%                         5,000,000
--------------------------------------------------------------------------------
Total Money Markets (cost $205,000,000)                             205,000,000
--------------------------------------------------------------------------------
Other Securities - 8.2%
 711,573,911   State Street Navigator Securities Lending
               Prime Portfolio+ (cost $711,573,911)                 711,573,911
--------------------------------------------------------------------------------
Repurchase Agreements - 2.5%
$200,000,000   Citigroup Global Markets, Inc., 1.3625%
               dated 7/30/04, maturing 8/2/04 to be repurchased
               at $200,022,708 collateralized by $201,175,800
               in U.S. Government Agencies 0% - 8.125%,
               12/20/04 - 8/6/38 $15,718,200 in U.S. Treasury
               Notes/Bonds 1.625% - 14.00%, 1/31/05 - 11/15/26;
               with respective values of $186,915,334
               and $17,084,769                                      200,000,000

  12,900,000   UBS Financial Services, Inc., 1.36%
               dated 7/30/04, maturing 8/2/04
               to be repurchased at $12,901,462
               collateralized by $72,825,882
               in U.S. Government Agencies
               0% - 305.1519%, 3/15/11 - 2/25/43; with a
               value of $13,158,025                                  12,900,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $212,900,000)                     212,900,000
--------------------------------------------------------------------------------
Time Deposit - 1.7%
 150,000,000   SouthTrust Bank, ETD, 1.2812%, 8/2/04
                (cost $150,000,000)                                 150,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $8,093,055,174) - 100%             $8,672,116,289
--------------------------------------------------------------------------------

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                           July 31, 2004 (unaudited)
Country                                           Market Value   % of Investment
                                                                      Securities
Australia                                        $   38,752,013         0.4%
Bermuda                                             203,949,776         2.4
Brazil                                              225,174,167         2.6
Canada                                              219,841,740         2.6
France                                              322,727,588         3.7
Germany                                             105,330,940         1.3
India                                               439,074,461         5.2
Ireland                                              44,703,949         0.5
Japan                                             1,096,581,099        12.4
Mexico                                              159,548,442         1.8
Netherlands                                         397,162,415         4.6
Singapore                                            75,893,225         0.9
South Korea                                         112,746,805         1.2
Switzerland                                         442,257,598         5.0
Taiwan                                               52,880,788         0.6
Thailand                                             26,976,507         0.3
United Kingdom                                    1,111,407,646        12.8
United States++                                   3,597,107,130        41.7
                                                 --------------       -----
Total                                            $8,672,116,289       100.0%
                                                 ==============       =====

++Includes Short-Term Securities (26.9% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS
  Open at July 31,2004

                                                CURRENCY
CURRENCY SOLD AND          CURRENCY UNITS       VALUE IN          UNREALIZED
SETTLEMENT DATE                  SOLD            $ U.S.           GAIN/(LOSS)
--------------------------------------------------------------------------------
British Pound 10/15/04        33,000,000      $ 59,583,107       $(1,470,107)

British Pound 11/19/04        60,800,000       109,455,365         1,236,557

Japanese Yen 8/6/04       16,600,000,000       148,985,663           884,009

Japanese Yen 9/27/04      10,200,000,000        91,768,391         2,708,420

Japanese Yen 10/15/04      6,900,000,000        62,138,016         1,697,086

Swiss Franc 9/27/04          222,400,000       174,234,226         6,417,789

Swiss Franc 10/15/04          18,000,000        14,110,557          (243,068)
--------------------------------------------------------------------------------
Total                                         $660,275,325       $11,230,686

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR                 American Depositary Receipt
ETD                 Euro Time Deposit
New York Shares     Securities of foreign companies trading on the New
                    York Stock Exchange
PLC                 Public Limited Company
SDR                 Swedish Depositary Receipt
*        Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(B)      Security is illiquid.
(sigma)  Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of July 31, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

The Fund may invest in money market funds, including funds managed by Janus Capital. During the quarter ended July 31, 2004, the Fund recorded distributions from affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

                     Purchases       Sales       Dividend      Market Value at
                    Shares/Cost    Shares/Cost    Income        July 31, 2004
------------------------------------------------------------------------------
JANUS
INSTITUTIONAL CASH
RESERVES FUND       $200,000,000       --         $240,012      $200,000,000
------------------------------------------------------------------------------
JANUS MONEY MARKET
FUND                405,000,000   $400,000,000      77,934         5,000,000
------------------------------------------------------------------------------

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Worldwide Fund (the "Fund"). This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its risks, expenses and holdings, please see the fund's most recent prospectus and annual report. Holdings are subject to change without notice.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Fund's Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Fund and are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Fund and the lending agent.

As of July 31, 2004, the Fund had on loan securities as indicated:

------------------------------------------
                          VALUE AT
FUND                   JULY 31, 2004
------------------------------------------
Janus Worldwide Fund    $691,140,329
------------------------------------------

As of July 31, 2004, the Fund received cash collateral in accordance with securities lending activity as indicated:

------------------------------------------
                     CASH COLLATERAL AT
FUND                   JULY 31, 2004
------------------------------------------
Janus Worldwide Fund    $711,573,911
------------------------------------------

FUTURES CONTRACTS

The Fund may enter into futures contracts. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian.

FORWARD CURRENCY TRANSACTIONS

The Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the quarter-end date. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the quarter-end date, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, the Fund may be party to an interfund lending agreement between the Fund and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciations of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------
 Federal Tax Cost     Unrealized       Unrealized    Net Appreciation/
                     Appreciation    (Depreciation)   (Depreciation)
----------------------------------------------------------------------
  $8,143,982,619     $776,453,887    $(248,320,217)    $528,133,670
----------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date: September 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date:  September 29, 2004

By:     _/s/ Loren M. Starr________
        Loren M. Starr,
        Vice President and Chief Financial Officer (Principal Financial Officer)

Date:  September 29, 2004